UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Bond Debenture Portfolio Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Bond Debenture Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,056.70	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**	Sector*	%**
Agency	0.38%	Healthcare	7.73%
Automotive	3.84%	Insurance	1.40%
Banking	5.25%	Media	6.57%
Basic Industry	6.33%	Real Estate	1.24%
Capital Goods	8.50%	Services	9.50%
Consumer Cyclical	4.99%	Technology & Electronics	10.57%
Consumer Non-Cyclical	2.62%	Telecommunications	9.16%
Energy	11.80%	Utility	2.71%
Financial Services	3.82%	Short-Term Investment	3.47%
Foreign Government	0.12%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments			Shares (000)	Fair Value

LONG-TERM INVESTMENTS 95.91%

COMMON STOCKS 0.99%
Agency/Government Related 0.00%
Fannie Mae*			36	$9,273

Auto Parts & Equipment 0.12%
Cooper-Standard Holdings, Inc.*			23	830,072

Banking 0.07%
Wells Fargo & Co.			15	501,600

Diversified Capital Goods 0.13%
Actuant Corp. Class A			33	894,270

Machinery 0.02%
Rexnord Corp.*			6	126,252

Metals/Mining (Excluding Steel) 0.11%
Barrick Gold Corp. (Canada)(a)			20	768,983

Pharmaceuticals 0.12%
Mylan, Inc.*			40	854,800

Software/Services 0.30%
Facebook, Inc. Class A*			20	622,400
Informatica Corp.*			15	635,400
Monster Worldwide, Inc.*			35	297,500
VeriFone Systems, Inc.*			15	496,350

Total				2,051,650

Specialty Retail 0.12%
Home Depot, Inc. (The)			15	794,850

Total Common Stocks (cost $7,032,293)				6,831,750

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 10.57%

Airlines 0.15%
Continental Airlines, Inc.	4.50%	1/15/2015	$675	993,094

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Apparel/Textiles 0.31%
Iconix Brand Group, Inc.†	2.50%	6/1/2016	$2,225	$2,155,469

Auto Parts & Equipment 0.50%
Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	3,910	3,416,362

Automakers 0.41%
Ford Motor Co.	4.25%	11/15/2016	1,575	2,197,125
Navistar International Corp.	3.00%	10/15/2014	650	609,375

Total				2,806,500

Beverages 0.11%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	762,188

Computer Hardware 0.82%
Intel Corp.	2.95%	12/15/2035	1,200	1,363,500
Microchip Technology, Inc.	2.125%	12/15/2037	150	187,875
Micron Technology, Inc.†	2.375%	5/1/2032	1,500	1,389,375
NetApp, Inc.	1.75%	6/1/2013	2,075	2,381,062
SanDisk Corp.	1.50%	8/15/2017	300	310,125

Total				5,631,937

Electronics 0.61%
A123 Systems, Inc.	3.75%	4/15/2016	1,400	367,500
Intel Corp.	3.25%	8/1/2039	1,300	1,756,625
ON Semiconductor Corp.	2.625%	12/15/2026	2,000	2,067,500

Total				4,191,625

Energy: Exploration & Production 0.19%
Chesapeake Energy Corp.	2.50%	5/15/2037	1,000	861,250
Chesapeake Energy Corp.	2.75%	11/15/2035	500	459,375

Total				1,320,625

Health Services 0.35%
Human Genome Sciences, Inc.	3.00%	11/15/2018	750	899,062
Incyte Corp.	4.75%	10/1/2015	300	794,625
Omnicare, Inc.	3.75%	12/15/2025	550	725,313

Total				2,419,000

Hotels 0.27%
Host Hotels & Resorts LP†	2.50%	10/15/2029	1,400	1,821,750

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Integrated Energy 0.10%
SunPower Corp.	4.50%	3/15/2015	$750	$658,125

Investments & Miscellaneous Financial Services 0.29%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	1,850	2,004,938

Leisure 0.19%
priceline.com, Inc.†	1.00%	3/15/2018	1,200	1,270,500

Machinery 0.65%
Altra Holdings, Inc.	2.75%	3/1/2031	1,580	1,467,425
Chart Industries, Inc.	2.00%	8/1/2018	1,200	1,483,500
Roper Industries, Inc.	Zero Coupon	1/15/2034	1,250	1,539,062

Total				4,489,987

Media: Diversified 0.15%
Liberty Interactive LLC (convertible into
Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	1,054,500

Media: Services 0.10%
Nielsen Holdings NV	6.25%	2/1/2013	330	169,744
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	541,250

Total				710,994

Medical Products 0.35%
NuVasive, Inc.	2.75%	7/1/2017	2,425	2,403,781

Metals/Mining (Excluding Steel) 0.65%
Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	850	737,375
Molycorp, Inc.	3.25%	6/15/2016	1,000	807,500
Newmont Mining Corp.	1.25%	7/15/2014	1,250	1,556,250
Newmont Mining Corp.	1.625%	7/15/2017	1,000	1,331,250

Total				4,432,375

Monoline Insurance 0.06%
Radian Group, Inc.	3.00%	11/15/2017	725	429,563

Packaging 0.21%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,475	1,416,000

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pharmaceuticals 1.46%
ALZA Corp.	Zero Coupon	7/28/2020	$1,000	$972,500
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	975	1,993,875
Gilead Sciences, Inc.	0.625%	5/1/2013	1,850	2,534,500
Medicis Pharmaceutical Corp.	1.375%	6/1/2017	800	797,000
Medivation, Inc.	2.625%	4/1/2017	2,100	2,517,375
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	925	1,212,906

Total				10,028,156

Real Estate Investment Trusts 0.18%
Boston Properties LP	3.75%	5/15/2036	400	459,000
ProLogis	3.25%	3/15/2015	725	800,219

Total				1,259,219

Software/Services 2.14%
Alliance Data Systems Corp.	1.75%	8/1/2013	1,250	2,171,875
EMC Corp.	1.75%	12/1/2013	1,500	2,448,750
Nuance Communications, Inc.	2.75%	8/15/2027	1,450	2,006,437
Nuance Communications, Inc.†	2.75%	11/1/2031	750	831,563
Salesforce.com, Inc.	0.75%	1/15/2015	500	857,500
Symantec Corp.	1.00%	6/15/2013	1,400	1,440,250
TIBCO Software, Inc.†	2.25%	5/1/2032	3,000	2,928,750
Xilinx, Inc.	2.625%	6/15/2017	1,600	2,060,000

Total				14,745,125

Specialty Retail 0.07%
Charming Shoppes, Inc.	1.125%	5/1/2014	500	501,250

Support: Services 0.11%
FTI Consulting, Inc.	3.75%	7/15/2012	750	753,750

Telecommunications Equipment 0.03%
InterDigital, Inc.	2.50%	3/15/2016	225	219,656

Telecommunications: Wireless 0.11%
SBA Communications Corp.	4.00%	10/1/2014	400	773,500

Total Convertible Bonds (cost $72,461,785)				72,669,969

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Shares (000)		Fair Value

CONVERTIBLE PREFERRED STOCKS 2.61%

Aerospace/Defense 0.19%
United Technologies Corp.	7.50%	25		$1,317,250

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc. PIK	7.00%	—	(b)	108,395

Automakers 0.24%
General Motors Co.	4.75%	50		1,663,320

Banking 0.92%
Bank of America Corp.	7.25%	3		2,632,500
Citigroup, Inc.	7.50%	11		941,160
Fifth Third Bancorp	8.50%	20		2,736,000

Total				6,309,660

Electric: Integrated 0.33%
PPL Corp.	8.75%	35		1,871,450
PPL Corp.	9.50%	7		391,460

Total				2,262,910

Energy: Exploration & Production 0.40%
Apache Corp.	6.00%	55		2,763,200

Investments & Miscellaneous Financial Services 0.18%
AMG Capital Trust I	5.10%	25		1,234,375

Life Insurance 0.22%
MetLife, Inc.	5.00%	24		1,484,880

Multi-Line Insurance 0.11%
Hartford Financial Services Group, Inc. (The)	7.25%	43		794,750

Total Convertible Preferred Stocks (cost $18,761,866)				17,938,740

		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(c) 2.77%

Aerospace 0.20%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	$1,393	1,378,715

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages 0.34%
Smart Balance, Inc. New Term Loan	7.00%	5/31/2018	$2,300	$2,294,250

Chemicals 0.06%
Momentive Performance Materials USA, Inc.
Tranche B-1B Term Loan	3.75%	5/5/2015	441	422,693

Department Stores 0.15%
Neiman-Marcus Group, Inc. (The) Extended
Term Loan	4.75%	5/16/2018	1,000	990,828

Electronics 0.14%
Freescale Semiconductor, Inc. Extended
Term Loan B	4.489%	12/1/2016	997	944,910

Energy: Exploration & Production 0.25%
Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	1,750	1,736,875

Health Facilities 0.11%
Community Health Systems, Inc. Non
Extended Term Loan	2.495% - 2.717%	7/25/2014	769	758,938

Media: Cable 0.36%
Atlantic Broadband Finance LLC 2nd
Lien Term Loan	9.75%	10/4/2019	2,500	2,480,208

Media: Services 0.71%
Affinion Group, Inc. Term Loan B	5.00%	7/16/2015	3,184	2,907,155
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	2,019	1,998,618

Total				4,905,773

Real Estate Development & Management 0.14%
Realogy Corp. Extended Letter of Credit	4.49%	10/10/2016	73	68,702
Realogy Corp. Extended Term Loan	4.491%	10/10/2016	927	878,000

Total				946,702

Software/Services 0.24%
SRA International, Inc. Term Loan B	6.50%	7/20/2018	1,710	1,657,459

Telecommunications Equipment 0.07%
Genesys Telecom Holdings, U.S., Inc.
Term Loan B	6.75%	1/31/2019	499	501,659

Total Floating Rate Loans (cost $18,859,904)				19,019,010

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(d) 0.31%

Luxembourg 0.08%
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	525	$572,486

Netherlands 0.17%
Refresco Group BV†	7.375%	5/15/2018	EUR	500	594,784
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	400	551,758

Total					1,146,542

United Kingdom 0.06%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	350	445,374

Total Foreign Bonds (cost $2,286,062)					2,164,402

FOREIGN GOVERNMENT OBLIGATION 0.12%

Bermuda
Bermuda Government†(e)
(cost $800,000)	4.138%	1/3/2023		$800	806,718

GOVERNMENT SPONSORED ENTERPRISES BOND 0.37%

Federal National Mortgage Assoc. (cost $2,517,235)	3.25%	4/9/2013		2,500	2,559,277

HIGH YIELD CORPORATE BONDS 77.90%

Aerospace/Defense 1.78%
BE Aerospace, Inc.	5.25%	4/1/2022		2,825	2,916,812
Esterline Technologies Corp.	6.625%	3/1/2017		650	675,187
Esterline Technologies Corp.	7.00%	8/1/2020		550	607,750
Huntington Ingalls Industries, Inc.	6.875%	3/15/2018		2,000	2,095,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		1,500	1,575,000
Mantech International Corp.	7.25%	4/15/2018		800	844,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020		2,075	2,272,125
Spirit Aerosystems, Inc.	7.50%	10/1/2017		595	650,038
Triumph Group, Inc.	8.00%	11/15/2017		575	629,625

Total					12,265,537

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Airlines 0.33%
Delta Air Lines, Inc.	4.95%	5/23/2019	$229	$243,370
Delta Air Lines, Inc.†	9.50%	9/15/2014	159	168,739
United Airlines, Inc.	6.636%	7/2/2022	448	468,225
United Airlines, Inc.†	9.875%	8/1/2013	800	829,000
United Airlines, Inc.†	12.00%	11/1/2013	525	549,937

Total				2,259,271

Apparel/Textiles 0.47%
Hanesbrands, Inc.	6.375%	12/15/2020	600	634,500
Levi Strauss & Co.†	6.875%	5/1/2022	775	799,219
Levi Strauss & Co.	7.625%	5/15/2020	1,000	1,067,500
Perry Ellis International, Inc.	7.875%	4/1/2019	725	734,062

Total				3,235,281

Auto Loans 0.58%
Ford Motor Credit Co. LLC	4.25%	2/3/2017	2,500	2,623,295
Ford Motor Credit Co. LLC	5.875%	8/2/2021	1,000	1,114,492
Hyundai Capital America†	3.75%	4/6/2016	225	233,470

Total				3,971,257

Auto Parts & Equipment 1.29%
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,200	1,225,500
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,000	1,083,750
Dana Holding Corp.	6.50%	2/15/2019	1,200	1,281,000
Dana Holding Corp.	6.75%	2/15/2021	700	759,500
International Automotive Components
Group SA (Luxembourg)†(a)	9.125%	6/1/2018	1,200	1,101,000
Stoneridge, Inc.†	9.50%	10/15/2017	475	489,844
Tenneco, Inc.	6.875%	12/15/2020	725	786,625
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018	900	1,005,750
TRW Automotive, Inc.†	8.875%	12/1/2017	1,000	1,107,500

Total				8,840,469

Automakers 0.60%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	1,400	1,445,500
Ford Motor Co.	7.45%	7/16/2031	1,375	1,729,063
Navistar International Corp.	8.25%	11/1/2021	967	931,946

Total				4,106,509

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking 3.99%
Ally Financial, Inc.	7.50%	9/15/2020		$1,500	$1,691,250
Ally Financial, Inc.	8.30%	2/12/2015		2,000	2,185,000
Bank of America Corp.	3.875%	3/22/2017		1,200	1,223,747
Bank of America Corp.	5.75%	12/1/2017		750	801,328
Capital One Capital VI	8.875%	5/15/2040		3,000	3,063,750
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,296,750
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		340	345,997
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		1,800	1,903,588
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018		1,000	944,571
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	703,704
JPMorgan Chase & Co.	4.50%	1/24/2022		1,600	1,726,917
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,723,846
JPMorgan Chase & Co.	7.90%	—	(f)	450	495,043
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		725	722,328
Morgan Stanley	4.75%	3/22/2017		1,000	998,845
Morgan Stanley	6.00%	4/28/2015		1,500	1,551,558
Regions Bank	6.45%	6/26/2037		1,250	1,231,250
Regions Bank	7.50%	5/15/2018		550	620,125
Regions Financial Corp.	7.75%	11/10/2014		375	405,938
SVB Financial Group	5.375%	9/15/2020		600	649,278
Synovus Financial Corp.	7.875%	2/15/2019		600	634,500
Wachovia Capital Trust III	5.57%	—	(f)	750	719,062
Washington Mutual Bank(g)	6.875%	6/15/2011		1,250	125
Zions Bancorporation	7.75%	9/23/2014		1,650	1,790,422

Total					27,428,922

Beverages 0.06%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		625	398,438

Brokerage 0.36%
Cantor Fitzgerald LP†	7.875%	10/15/2019		400	400,253
Lazard Group LLC	7.125%	5/15/2015		850	928,803
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,171,463

Total					2,500,519

Building & Construction 0.59%
Beazer Homes USA, Inc.	6.875%	7/15/2015		424	409,160
K Hovnanian Enterprises, Inc.†	5.00%	11/1/2021		450	316,125
KB Home	9.10%	9/15/2017		1,000	1,050,000

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Building & Construction (continued)
Lennar Corp.	12.25%	6/1/2017		$950	$1,232,625
Odebrecht Finance Ltd.†	6.00%	4/5/2023		1,000	1,058,300

Total					4,066,210

Building Materials 0.42%
Griffon Corp.	7.125%	4/1/2018		425	433,500
Masco Corp.	7.125%	3/15/2020		1,250	1,381,265
Owens Corning, Inc.	9.00%	6/15/2019		875	1,092,461

Total					2,907,226

Chemicals 1.88%
Airgas, Inc.	7.125%	10/1/2018		1,250	1,349,030
Celanese US Holdings LLC	6.625%	10/15/2018		1,625	1,775,312
Chemtura Corp.	7.875%	9/1/2018		1,250	1,320,313
Huntsman International LLC	8.625%	3/15/2020		2,250	2,536,875
INEOS Finance plc (United Kingdom)†(a)	7.50%	5/1/2020		600	607,500
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019		375	389,063
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016		550	507,375
LyondellBasell Industries NV (Netherlands)†(a)	6.00%	11/15/2021		450	496,125
Methanex Corp. (Canada)(a)	5.25%	3/1/2022		375	389,802
Momentive Performance Materials, Inc.	9.00%	1/15/2021		1,000	762,500
Mosaic Global Holdings, Inc.	7.30%	1/15/2028		1,050	1,317,526
Phibro Animal Health Corp.†	9.25%	7/1/2018		1,525	1,502,125

Total					12,953,546

Computer Hardware 0.39%
Brocade Communications Systems, Inc.	6.625%	1/15/2018		1,250	1,315,625
Brocade Communications Systems, Inc.	6.875%	1/15/2020		750	815,625
Seagate HDD Cayman	6.875%	5/1/2020		500	540,000

Total					2,671,250

Consumer/Commercial/Lease Financing 1.66%
Air Lease Corp.†	5.625%	4/1/2017		2,500	2,475,000
Discover Bank	8.70%	11/18/2019		500	622,080
General Electric Capital Corp.	7.125%	—	(f)	1,000	1,060,376
International Lease Finance Corp.	6.25%	5/15/2019		400	407,600
International Lease Finance Corp.	8.25%	12/15/2020		425	487,761
International Lease Finance Corp.	8.75%	3/15/2017		3,535	3,985,713
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017		1,000	1,030,000

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer/Commercial/Lease Financing (continued)
Provident Funding Associates LP/PFG
Finance Corp.†	10.25%	4/15/2017	$900	$942,750
SLM Corp.	6.25%	1/25/2016	350	369,250

Total				11,380,530

Consumer Products 0.77%
Armored AutoGroup, Inc.†	9.50%	11/1/2018	1,500	1,301,250
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,500	1,653,750
Prestige Brands, Inc.†	8.125%	2/1/2020	700	771,750
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,589,312

Total				5,316,062

Department Stores 0.14%
Bon-Ton Department Stores, Inc. (The)	10.25%	3/15/2014	500	425,000
J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	280,125
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	251,250

Total				956,375

Diversified Capital Goods 1.84%
Actuant Corp.†	5.625%	6/15/2022	500	516,250
Amsted Industries, Inc.†	8.125%	3/15/2018	875	929,688
Anixter, Inc.	5.625%	5/1/2019	925	959,687
Belden, Inc.	7.00%	3/15/2017	1,750	1,811,250
Belden, Inc.	9.25%	6/15/2019	800	876,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,281,375
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	822,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,907,500
SPX Corp.	6.875%	9/1/2017	1,300	1,423,500
Timken Co.	6.00%	9/15/2014	875	949,925
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,175,265

Total				12,652,440

Electric: Distribution/Transportation 0.19%
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,318,372

Electric: Generation 0.90%
DPL, Inc.†	7.25%	10/15/2021	3,925	4,376,375
Mirant Americas Generation LLC	9.125%	5/1/2031	1,000	895,000
NRG Energy, Inc.	7.875%	5/15/2021	500	507,500

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Generation (continued)
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	$550	$378,125

Total				6,157,000

Electric: Integrated 1.28%
AES Corp. (The)	8.00%	10/15/2017	1,600	1,828,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,298,540
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,133,697
National Fuel Gas Co.	4.90%	12/1/2021	1,200	1,296,936
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,644,216
PECO Energy Co.	5.35%	3/1/2018	500	595,146

Total				8,796,535

Electronics 1.59%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,350	1,491,750
CPI International, Inc.	8.00%	2/15/2018	1,950	1,767,187
Freescale Semiconductor, Inc.	8.05%	2/1/2020	1,225	1,215,813
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,612,500
Freescale Semiconductor, Inc.	10.75%	8/1/2020	475	513,000
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,046,401
Nokia OYJ (Finland)(a)	5.375%	5/15/2019	600	473,140
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	700	801,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	550	570,625
Viasystems Group, Inc.†	7.875%	5/1/2019	1,400	1,403,500

Total				10,895,416

Energy: Exploration & Production 6.34%
Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,040,000
Berry Petroleum Co.	6.375%	9/15/2022	500	517,500
Berry Petroleum Co.	6.75%	11/1/2020	2,450	2,572,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	500	502,500
Chaparral Energy, Inc.†	7.625%	11/15/2022	300	307,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,160,937
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,666,250
Concho Resources, Inc.	8.625%	10/1/2017	995	1,101,963
Continental Resources, Inc.	7.375%	10/1/2020	650	728,000
Continental Resources, Inc.	8.25%	10/1/2019	500	561,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,950	1,979,250

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)
Forest Oil Corp.	7.25%	6/15/2019	$1,825	$1,683,562
Forest Oil Corp.	8.50%	2/15/2014	525	548,625
Halcon Resources Corp.†(e)	9.75%	7/15/2020	600	591,876
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,984,586
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	1,850	1,907,812
Laredo Petroleum, Inc.†	7.375%	5/1/2022	600	625,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,500	1,575,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	1,900	1,949,875
Newfield Exploration Co.	5.625%	7/1/2024	300	307,125
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,276,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	650	646,750
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,750	1,802,500
OGX Austria GmbH (Brazil)†(a)	8.50%	6/1/2018	3,075	2,752,125
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	775	666,500
QEP Resources, Inc.	6.80%	3/1/2020	400	441,000
QEP Resources, Inc.	6.875%	3/1/2021	400	446,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,275	1,198,500
Range Resources Corp.	7.25%	5/1/2018	575	612,375
Range Resources Corp.	8.00%	5/15/2019	1,000	1,097,500
SM Energy Co.†	6.50%	1/1/2023	350	353,063
SM Energy Co.	6.50%	11/15/2021	1,000	1,022,500
SM Energy Co.	6.625%	2/15/2019	2,093	2,155,790
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,530,313
Whiting Petroleum Corp.	6.50%	10/1/2018	750	802,500
WPX Energy, Inc.	6.00%	1/15/2022	1,500	1,500,000

Total				43,615,527

Food & Drug Retailers 0.85%
Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,667,969
Rite Aid Corp.	9.50%	6/15/2017	750	770,625
Rite Aid Corp.	10.25%	10/15/2019	825	932,250
Stater Bros Holdings, Inc.	7.375%	11/15/2018	400	435,500
SUPERVALU, INC.	7.50%	11/15/2014	2,000	2,035,000

Total				5,841,344

Food: Wholesale 1.24%
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	400	368,000
Del Monte Corp.	7.625%	2/15/2019	2,000	2,027,500
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,480,500

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food: Wholesale (continued)
Ingredion, Inc.	4.625%	11/1/2020	$525	$569,866
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.	8.25%	9/1/2017	325	345,313
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.	9.25%	4/1/2015	450	464,625
Post Holdings, Inc.†	7.375%	2/15/2022	1,925	2,035,687
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	1,150	1,261,535

Total				8,553,026

Forestry/Paper 0.46%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	1,150	1,155,750
Louisiana-Pacific Corp.†	7.50%	6/1/2020	650	684,125
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	700	539,000
Sappi Papier Holding GmbH (Austria)†(a)(e)	7.75%	7/15/2017	350	355,688
Weyerhaeuser Co.	7.375%	10/1/2019	375	443,868

Total				3,178,431

Gaming 3.58%
Ameristar Casinos, Inc.†	7.50%	4/15/2021	150	161,250
Ameristar Casinos, Inc.	7.50%	4/15/2021	1,375	1,478,125
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,479,250
Caesar’s Entertainment Operating Co., Inc.†	8.50%	2/15/2020	700	707,000
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	1,550	1,224,500
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,013,750
Chester Downs & Marina LLC†	9.25%	2/1/2020	700	731,500
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	800	848,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	502	529,367
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	900	933,750
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	750	752,812
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,400	1,326,500
MCE Finance Ltd.	10.25%	5/15/2018	650	739,375
MGM Resorts International	6.625%	7/15/2015	1,750	1,811,250
MGM Resorts International	9.00%	3/15/2020	300	334,500
Midwest Gaming Borrower LLC/ Midwest Finance Corp.†	11.625%	4/15/2016	650	720,688
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,560,000
Peninsula Gaming LLC	8.375%	8/15/2015	500	528,750

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming (continued)
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	$750	$803,437
River Rock Entertainment Authority (The)	9.00%	11/1/2018	887	589,855
Rivers Pittsburgh Borrower LP/
Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,075	1,119,344
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,296	1,307,340
Sugarhouse HSP Gaming Prop. Mezz.
LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	2,000	2,120,000
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,768,000

Total				24,588,343

Gas Distribution 2.16%
Chesapeake Midstream Partners LP/ CHKM Finance Corp.	6.125%	7/15/2022	700	689,500
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	960,266
El Paso Corp.	7.00%	6/15/2017	1,475	1,680,550
El Paso Natural Gas Co.	5.95%	4/15/2017	750	850,478
Energy Transfer Partners LP	5.20%	2/1/2022	250	268,225
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	619,313
Ferrellgas Partners LP	8.625%	6/15/2020	423	378,585
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	380,190
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,543,788
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	1,099	1,104,495
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,306,250
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	6.25%	6/15/2022	400	414,000
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	960,750
NiSource Finance Corp.	6.15%	3/1/2013	182	188,231
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	545,827
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	744,541
Suburban Propane Partners LP/
Suburban Energy Finance Corp.	7.375%	3/15/2020	375	391,875
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,168,525
Williams Partners LP	5.25%	3/15/2020	550	618,946

Total				14,814,335

Health Facilities 3.27%
Capella Healthcare, Inc.	9.25%	7/1/2017	2,500	2,600,000
Community Health Systems, Inc.	8.00%	11/15/2019	2,750	2,942,500
Community Health Systems, Inc.	8.875%	7/15/2015	1,184	1,216,560

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Health Facilities (continued)
HCA Holdings, Inc.	7.75%		5/15/2021	$2,250	$2,424,375
HCA, Inc.	6.50%		2/15/2020	1,250	1,357,812
HCA, Inc.	7.50%		2/15/2022	2,250	2,458,125
HealthSouth Corp.	8.125%		2/15/2020	1,600	1,756,000
Kindred Healthcare, Inc.	8.25%		6/1/2019	1,725	1,608,562
Omega Healthcare Investors, Inc.	6.75%		10/15/2022	475	509,438
Omega Healthcare Investors, Inc.	7.50%		2/15/2020	425	465,375
Select Medical Corp.	7.625%		2/1/2015	1,000	1,002,500
Tenet Healthcare Corp.	8.875%		7/1/2019	1,150	1,296,625
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II, Inc.	8.00%		2/1/2018	2,000	2,055,000
VWR Funding, Inc. PIK	10.25%		7/15/2015	792	819,914

Total					22,512,786

Health Services 0.38%
STHI Holding Corp.†	8.00%		3/15/2018	1,000	1,062,500
Truven Health Analytics, Inc.†	10.625%		6/1/2020	1,450	1,515,250

Total					2,577,750

Hotels 0.45%
Host Hotels & Resorts LP	6.375%		3/15/2015	725	737,687
Hyatt Hotels Corp.†	5.75%		8/15/2015	500	548,665
Starwood Hotels & Resorts Worldwide, Inc.	6.75%		5/15/2018	1,100	1,279,290
Wyndham Worldwide Corp.	5.75%		2/1/2018	500	556,599

Total					3,122,241

Household & Leisure Products 0.39%
American Standard Americas†	10.75%		1/15/2016	1,250	1,090,625
Whirlpool Corp.	8.60%		5/1/2014	1,425	1,587,196

Total					2,677,821

Insurance Brokerage 0.25%
USI Holdings Corp.†	4.342%	#	11/15/2014	1,125	1,049,062
Willis North America, Inc.	7.00%		9/29/2019	600	696,317

Total					1,745,379

Integrated Energy 0.26%
Alta Wind Holdings LLC†	7.00%		6/30/2035	596	671,470
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	997	507,619

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Integrated Energy (continued)
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	$525	$577,967

Total				1,757,056

Investments & Miscellaneous Financial Services 1.30%
Constellation Enterprises LLC†	10.625%	2/1/2016	925	938,875
FMR LLC†	5.35%	11/15/2021	800	861,891
KKR Group Finance Co.†	6.375%	9/29/2020	700	760,064
Legg Mason, Inc.†	5.50%	5/21/2019	575	582,311
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	314,250
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,750	1,837,500
Nuveen Investments, Inc.	10.50%	11/15/2015	3,600	3,672,000

Total				8,966,891

Leisure 0.71%
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,150	1,247,750
NCL Corp. Ltd.	9.50%	11/15/2018	700	763,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,185,000
Universal City Development Partners Ltd./ UCDP Finance, Inc.	8.875%	11/15/2015	650	696,552

Total				4,892,302

Life Insurance 0.04%
MetLife, Inc.	4.75%	2/8/2021	250	278,801

Machinery 1.06%
Altra Holdings, Inc.	8.125%	12/1/2016	1,075	1,159,656
IDEX Corp.	4.50%	12/15/2020	625	663,529
Kennametal, Inc.	3.875%	2/15/2022	400	412,370
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	1,750	1,898,750
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	1,200	1,194,000
Roper Industries, Inc.	6.25%	9/1/2019	550	655,529
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,061,797
Thermadyne Holdings Corp.	9.00%	12/15/2017	250	256,875

Total				7,302,506

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Managed Care 0.20%
Centene Corp.	5.75%	6/1/2017	$1,000	$1,010,000
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	390,749

Total				1,400,749

Media: Broadcast 1.12%
Allbritton Communications Co.	8.00%	5/15/2018	500	525,000
AMC Networks, Inc.†	7.75%	7/15/2021	2,200	2,436,500
Clear Channel Communications, Inc.	9.00%	3/1/2021	750	656,250
Cumulus Media Holdings, Inc.	7.75%	5/1/2019	500	473,750
Discovery Communications LLC	5.625%	8/15/2019	350	410,264
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	322,500
Gray Television, Inc.	10.50%	6/29/2015	1,000	1,045,000
LIN Television Corp.	8.375%	4/15/2018	500	513,750
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	721,500
Univision Communications, Inc.†	8.50%	5/15/2021	600	607,500

Total				7,712,014

Media: Cable 2.64%
Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,312,500
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	650	705,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,484,000
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,711,000
DISH DBS Corp.†	4.625%	7/15/2017	1,350	1,358,438
DISH DBS Corp.†	5.875%	7/15/2022	1,200	1,218,000
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,329,125
Harron Communications LP/ Harron Finance Corp.†	9.125%	4/1/2020	700	728,000
Mediacom Broadband LLC	8.50%	10/15/2015	750	774,375
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,177,437
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	1,100	951,500
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	525	409,500
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019	325	346,125
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,150	1,207,500
Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022	1,000	1,027,500
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	750	846,563
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	331	370,720
Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%	1/15/2021	200	221,952

Total				18,179,485

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media: Services 1.09%
Affinion Group, Inc.	11.50%		10/15/2015	$1,750	$1,500,625
Clear Channel Worldwide Holdings, Inc.†	7.625%		3/15/2020	1,300	1,277,250
Lamar Media Corp.	7.875%		4/15/2018	750	828,750
WMG Acquisition Corp.	9.50%		6/15/2016	2,200	2,409,000
WMG Acquisition Corp.	11.50%		10/1/2018	1,300	1,443,000

Total					7,458,625

Medical Products 0.97%
Bausch & Lomb, Inc.	9.875%		11/1/2015	1,250	1,312,500
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	750	832,500
Biomet, Inc.	10.00%		10/15/2017	1,000	1,073,125
Grifols, Inc.	8.25%		2/1/2018	750	808,125
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%		11/1/2018	1,000	1,055,000
Polymer Group, Inc.	7.75%		2/1/2019	1,500	1,591,875

Total					6,673,125

Metals/Mining (Excluding Steel) 1.75%
American Rock Salt Co. LLC/
American Rock Capital Corp.†	8.25%		5/1/2018	1,500	1,305,000
Arch Coal, Inc.	7.25%		6/15/2021	700	589,750
Arch Coal, Inc.	8.75%		8/1/2016	850	816,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%		4/1/2021	1,000	1,027,500
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	1,000	1,057,799
CONSOL Energy, Inc.	8.25%		4/1/2020	250	263,750
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%		11/1/2019	2,600	2,769,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%		10/7/2020	1,000	954,438
James River Coal Co.	7.875%		4/1/2019	1,400	714,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	1,000	690,000
Noranda Aluminum Acquisition Corp. PIK	4.73%	#	5/15/2015	703	674,842
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%		6/15/2019	1,000	1,050,000
Thompson Creek Metals Co., Inc.	7.375%		6/1/2018	150	121,125

Total					12,033,204

Monoline Insurance 0.16%
Fidelity National Financial, Inc.	6.60%		5/15/2017	1,000	1,081,371

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Multi-Line Insurance 0.36%
AXA SA (France)†(a)(h)	6.379%	12/14/2049	$550	$434,500
Genworth Financial, Inc.	7.625%	9/24/2021	1,250	1,182,945
Hartford Financial Services Group, Inc.	5.125%	4/15/2022	675	696,419
ZFS Finance USA Trust V†	6.50%	5/9/2037	145	142,825

Total				2,456,689

Oil Field Equipment & Services 1.58%
Basic Energy Services, Inc.	7.75%	2/15/2019	750	723,750
Cameron International Corp.	6.375%	7/15/2018	475	565,506
Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,303,125
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	1,365	1,382,062
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020	2,000	1,995,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	392,000
Offshore Group Investments Ltd.†	11.50%	8/1/2015	200	218,000
Oil States International, Inc.	6.50%	6/1/2019	1,150	1,201,750
Precision Drilling Corp. (Canada)(a)	6.50%	12/15/2021	250	256,250
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020	375	388,125
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,086,061
SESI LLC	6.375%	5/1/2019	500	526,250
Transocean, Inc.	6.375%	12/15/2021	300	343,753
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	450	480,375

Total				10,862,007

Oil Refining & Marketing 0.40%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	575	603,031
Phillips 66†	4.30%	4/1/2022	750	790,549
Tesoro Corp.	9.75%	6/1/2019	1,200	1,362,000

Total				2,755,580

Packaging 2.56%
AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,881,000
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	950	1,014,125
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	850	905,250
Ardagh Packaging Finance plc/ Ardagh MP Holdings USA, Inc. (Ireland)†(a)	9.125%	10/15/2020	275	290,125
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,991,550
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	791,250
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA†	7.125%	4/15/2019	525	552,562

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging (continued)
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA†	8.50%	5/15/2018	$4,500	$4,432,500
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	700	727,125
Rock-Tenn Co.†	4.90%	3/1/2022	200	206,434
Sealed Air Corp.†	6.875%	7/15/2033	1,450	1,399,250
Sealed Air Corp.	7.875%	6/15/2017	750	813,750
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,333,625
Tekni-Plex, Inc.†	9.75%	6/1/2019	1,250	1,265,625

Total				17,604,171

Pharmaceuticals 0.46%
Mylan, Inc.†	7.625%	7/15/2017	300	331,500
Mylan, Inc.†	7.875%	7/15/2020	550	619,438
Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC	7.75%	9/15/2018	2,075	2,235,812

Total				3,186,750

Printing & Publishing 0.26%
Deluxe Corp.	7.375%	6/1/2015	600	612,000
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,163,500

Total				1,775,500

Property & Casualty 0.18%
Liberty Mutual Group, Inc.†(i)	10.75%	6/15/2058	925	1,267,250

Railroads 0.23%
Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,575,000

Real Estate Investment Trusts 0.92%
DDR Corp.	4.625%	7/15/2022	750	741,664
DDR Corp.	7.875%	9/1/2020	790	946,080
DuPont Fabros Technology LP	8.50%	12/15/2017	675	745,875
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	800	838,939
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,114,941
Kilroy Realty LP	5.00%	11/3/2015	1,000	1,067,629
ProLogis	5.625%	11/15/2016	500	550,122
ProLogis(j)	6.875%	3/15/2020	25	29,947

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	$250	$254,727

Total				6,289,924

Restaurants 0.57%
DineEquity, Inc.	9.50%	10/30/2018	2,250	2,475,000
Fiesta Restaurant Group†	8.875%	8/15/2016	330	348,150
Wendy’s Co. (The)	10.00%	7/15/2016	1,000	1,078,760

Total				3,901,910

Software/Services 3.58%
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,600	4,738,000
BMC Software, Inc.	4.25%	2/15/2022	550	551,487
Ceridian Corp.	11.25%	11/15/2015	1,000	965,000
Fidelity National Information Services, Inc.	7.625%	7/15/2017	300	332,250
First Data Corp.†	8.25%	1/15/2021	2,000	2,010,000
First Data Corp.	12.625%	1/15/2021	2,556	2,571,975
Lawson Software, Inc.†	9.375%	4/1/2019	1,000	1,072,500
Open Solutions, Inc.†	9.75%	2/1/2015	600	531,000
SERENA Software, Inc.	10.375%	3/15/2016	500	513,750
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	2,250	2,401,875
SRA International, Inc.	11.00%	10/1/2019	1,275	1,287,750
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,724,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	428,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	4,000	4,130,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,362,500

Total				24,620,087

Specialty Retail 1.89%
Brookstone Co., Inc.†	13.00%	10/15/2014	528	444,840
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,483,125
J. Crew Group, Inc.	8.125%	3/1/2019	1,000	1,037,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,115,000
Limited Brands, Inc.	7.60%	7/15/2037	400	400,500
Limited Brands, Inc.	8.50%	6/15/2019	650	767,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	1,500	1,646,250
QVC, Inc.†	7.125%	4/15/2017	1,000	1,062,497
QVC, Inc.†	7.375%	10/15/2020	1,200	1,329,972
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	735,875
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,262,125

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail (continued)
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	$1,650	$1,726,312

Total				13,010,996

Steel Producers/Products 0.95%
AK Steel Corp.	8.375%	4/1/2022	325	277,875
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	685,969
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,019,370
Atkore International, Inc.	9.875%	1/1/2018	1,250	1,218,750
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	650	630,500
Essar Steel Algoma, Inc. (Canada)†(a)	9.875%	6/15/2015	1,075	916,437
JMC Steel Group†	8.25%	3/15/2018	1,000	997,500
Steel Dynamics, Inc.	7.625%	3/15/2020	750	806,250

Total				6,552,651

Support: Services 1.78%
ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	200	205,252
Ashtead Capital, Inc.†(e)	6.50%	7/15/2022	350	350,000
Audatex North America, Inc.†	6.75%	6/15/2018	1,000	1,057,500
Avis Budget Car Rental	9.625%	3/15/2018	1,500	1,650,000
Avis Budget Car Rental	9.75%	3/15/2020	400	446,500
BakerCorp International, Inc.†	8.25%	6/1/2019	326	325,185
Brambles USA, Inc.†	5.35%	4/1/2020	900	1,008,410
FTI Consulting, Inc.	6.75%	10/1/2020	1,000	1,060,000
FTI Consulting, Inc.	7.75%	10/1/2016	750	779,063
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,370,500
Iron Mountain, Inc.	7.75%	10/1/2019	800	868,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	882,750
UR Merger Sub Corp.†	5.75%	7/15/2018	200	208,500
UR Merger Sub Corp.†	7.625%	4/15/2022	1,000	1,050,000

Total				12,261,660

Telecommunications Equipment 0.59%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,250	856,250
Avaya, Inc.†	7.00%	4/1/2019	1,500	1,398,750
CommScope, Inc.†	8.25%	1/15/2019	1,700	1,806,250

Total				4,061,250

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services 3.75%
CenturyLink, Inc.	6.15%	9/15/2019	$1,200	$1,239,600
CenturyLink, Inc.	6.45%	6/15/2021	1,500	1,563,513
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	535,000
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,205,100
Equinix, Inc.	7.00%	7/15/2021	900	992,250
Equinix, Inc.	8.125%	3/1/2018	1,233	1,371,712
Frontier Communications Corp.	9.25%	7/1/2021	700	756,000
GCI, Inc.	6.75%	6/1/2021	575	559,188
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,386,750
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	1,650	1,753,125
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,500	3,618,125
Level 3 Financing, Inc.	8.125%	7/1/2019	550	567,187
MasTec, Inc.	7.625%	2/1/2017	750	781,875
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	375	400,313
Qwest Communications International, Inc.	8.00%	10/1/2015	950	1,002,891
Sable International Finance Ltd.†	8.75%	2/1/2020	1,040	1,118,000
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	500	438,313
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	634	649,850
Windstream Corp.	7.00%	3/15/2019	2,750	2,832,500
Windstream Corp.	7.50%	4/1/2023	1,000	1,030,000

Total				25,801,292

Telecommunications: Wireless 4.95%
American Tower Corp.	4.70%	3/15/2022	1,250	1,285,723
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,500	1,633,125
Clearwire Communications LLC/ Clearwire Finance, Inc.†	12.00%	12/1/2015	1,500	1,372,500
Clearwire Communications LLC/ Clearwire Finance, Inc.†	14.75%	12/1/2016	400	394,000
Cricket Communications, Inc.	7.75%	10/15/2020	3,300	3,168,000
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	2,000	2,110,000
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	1,750	1,710,625
GeoEye, Inc.	8.625%	10/1/2016	600	592,500
GeoEye, Inc.	9.625%	10/1/2015	1,000	1,052,500
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	1,000	1,072,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,250	1,234,375
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,303,125
NII Capital Corp.	7.625%	4/1/2021	700	603,750
NII Capital Corp.	8.875%	12/15/2019	925	842,906

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)
NII Capital Corp.	10.00%	8/15/2016	$900	$942,750
SBA Telecommunications, Inc.	8.25%	8/15/2019	325	357,500
Sprint Capital Corp.	6.90%	5/1/2019	4,500	4,252,500
Sprint Nextel Corp.†	7.00%	3/1/2020	1,250	1,303,125
Sprint Nextel Corp.†	9.125%	3/1/2017	1,725	1,815,562
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	750	776,228
ViaSat, Inc.†	6.875%	6/15/2020	1,000	1,015,000
ViaSat, Inc.	8.875%	9/15/2016	1,000	1,075,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	575	556,738
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	600	528,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,750	3,046,875

Total				34,044,907

Theaters & Entertainment 0.65%
Cinemark USA, Inc.	7.375%	6/15/2021	650	708,500
Cinemark USA, Inc.	8.625%	6/15/2019	1,100	1,223,750
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	1,125	1,237,500
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250	1,282,812

Total				4,452,562

Transportation (Excluding Air/Rail) 0.46%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	625	622,847
Commercial Barge Line Co.	12.50%	7/15/2017	475	539,125
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900	904,500
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,095	1,104,835

Total				3,171,307

Total High Yield Corporate Bonds (cost $514,165,863)				535,691,770

			Shares (000)

PREFERRED STOCKS 0.25%

Agency/Government Related 0.01%
Fannie Mae*	Zero Coupon		21	33,415

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate			Shares (000)		Fair Value

Banking 0.24%
PNC Financial Services Group, Inc.	6.125%			45		$1,185,750
U.S. Bancorp	3.50%	#		—	(b)	474,037

Total						1,659,787

Total Preferred Stocks (cost $2,088,804)						1,693,202

	Exercise Price		Expiration Date

WARRANTS 0.02%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*	$27.33		11/27/2017	3		30,048

Media: Cable 0.01%
Charter Communications, Inc.*	46.86		11/30/2014	3		87,768

Total Warrants (cost $36,246)						117,816

Total Long-Term Investments (cost $639,010,058)						659,492,654

				Principal Amount (000)

SHORT-TERM INVESTMENT 3.45%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $24,265,000 of U.S Treasury Bill at Zero Coupon due 6/27/2013; value: $24,216,470; proceeds: $23,741,183 (cost $23,741,164)				$23,741		23,741,164

Total Investments in Securities 99.36% (cost $662,751,222)						683,233,818

Cash, Foreign Cash and Other Assets in Excess of Liabilities(k) 0.64%						4,407,754

Net Assets 100.00%						$687,641,572

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)
June 30, 2012

CHF	Swiss franc.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2012.

(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Securities purchased on a when-issued basis (See Note 2(h)).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(i)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(j)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2012.
(k)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2012	40	Short	$(5,335,000)	$13,056

30	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $662,751,222)	$683,233,818
Cash	13,476
Deposits with brokers for futures collateral	14,715
Receivables:
Interest and dividends	11,018,330
Investment securities sold	3,770,285
Capital shares sold	240,281
Variation margin	21,876
From advisor (See Note 3)	13,363
Prepaid expenses and other assets	332

Total assets	698,326,476

LIABILITIES
Payables:
Investment securities purchased	8,154,886
Capital shares reacquired	1,661,793
Management fee	278,616
Directors’ fees	52,376
Fund administration	22,289
Accrued expenses and other liabilities	514,944

Total liabilities	10,684,904

NET ASSETS	$687,641,572

COMPOSITION OF NET ASSETS:
Paid-in capital	$643,551,831
Undistributed net investment income	17,507,269
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	6,087,305
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	20,495,167

Net Assets	$687,641,572

Outstanding shares by class (200 million shares of common stock authorized, $.001 par value)	55,912,262
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.30

See Notes to Financial Statements.	31

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $2,182)	$614,030
Interest and other	21,912,279

Total investment income	22,526,309

Expenses:
Management fee	1,657,728
Shareholder servicing	1,182,153
Fund administration	132,618
Reports to shareholders	45,936
Professional	30,105
Directors’ fees	9,713
Custody	7,866
Other	6,041

Gross expenses	3,072,160
Expense reductions (See Note 7)	(239)
Management fee waived (See Note 3)	(88,011)

Net expenses	2,983,910

Net investment income	19,542,399

Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	7,002,921
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	9,289,827

Net realized and unrealized gain	16,292,748

Net Increase in Net Assets Resulting From Operations	$35,835,147

32	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$19,542,399	$35,297,655
Net realized gain on investments, futures contracts and foreign currency related transactions	7,002,921	12,529,049
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	9,289,827	(23,709,884)

Net increase in net assets resulting from operations	35,835,147	24,116,820

Distributions to shareholders from:
Net investment income	—	(36,025,218)
Net realized gain	—	(4,497,955)

Total distributions to shareholders	—	(40,523,173)

Capital share transactions (See Note 11):
Proceeds from sales of shares	85,343,264	168,133,953
Reinvestment of distributions	—	40,523,173
Cost of shares reacquired	(59,491,151)	(111,291,400)

Net increase in net assets resulting from capital share transactions	25,852,113	97,365,726

Net increase in net assets	61,687,260	80,959,373

NET ASSETS:
Beginning of period	$625,954,312	$544,994,939

End of period	$687,641,572	$625,954,312

Undistributed (distributions in excess of) net investment income	$17,507,269	$(2,035,130)

See Notes to Financial Statements.	33

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.64		$11.93	$11.28	$8.91	$11.77	$11.84

Investment operations:
Net investment income(a)	.36		.73	.73	.75	.70	.70
Net realized and unrealized gain (loss)	.30		(.21)	.66	2.32	(2.79)	.03

Total from investment operations	.66		.52	1.39	3.07	(2.09)	.73

Distributions to shareholders from:
Net investment income	—		(.72)	(.74)	(.70)	(.74)	(.76)
Net realized gain	—		(.09)	—	—	(.03)	(.04)

Total distributions	—		(.81)	(.74)	(.70)	(.77)	(.80)

Net asset value, end of period	$12.30		$11.64	$11.93	$11.28	$8.91	$11.77

Total Return(b)	5.67	%(c)	4.38%	12.31%	34.31%	(17.53)%	6.19%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.86%	.87%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.86%	.87%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.93%	.94%	.96%	.94%	.95%
Net investment income	2.93	%(c)	5.92%	6.12%	7.11%	6.32%	5.67%

Supplemental Data:

Net assets, end of period (000)	$687,642		$625,954	$544,995	$453,589	$278,856	$315,625

Portfolio turnover rate	20.77	%(c)	33.43%	39.29%	51.76%	34.22%	34.04%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

34	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly

35

Notes to Financial Statements (unaudited)(continued)

reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

(g)

Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund

36

Notes to Financial Statements (unaudited)(continued)

called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)

Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the

37

Notes to Financial Statements (unaudited)(continued)

credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2012, the Fund had no unfunded loan commitments.

(k)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$6,831,750	$—	$—	$6,831,750
Convertible Bonds	—	72,669,969	—	72,669,969
Convertible Preferred Stocks	16,595,970	1,342,770	—	17,938,740
Floating Rate Loans	—	19,019,010	—	19,019,010
Foreign Bonds	—	2,164,402	—	2,164,402
Foreign Government Obligation		806,718		806,718
Government Sponsored Enterprises Bond	—	2,559,277	—	2,559,277
High Yield Corporate Bonds	—	535,691,645	125	535,691,770
Preferred Stocks	1,219,165	474,037	—	1,693,202
Warrants	87,768	30,048	—	117,816
Repurchase Agreement	—	23,741,164	—	23,741,164

Total	$24,734,653	$658,499,040	$125	$683,233,818

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts
Asset	$13,056	$—	$—	$13,056
Liabilities	—

Total	$13,056	$—	$—	$13,056

*	See Schedule of Investments for fair value in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds

Balance as of January 1, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(3,125)
Purchase	—
Sales	—
Net transfers in or out of Level 3	3,250

Balance as of June 30, 2012	$125

(l)

Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2012 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Amounts of $(307,548) and $13,056 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 26.

39

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $1,160,409 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

40

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$36,025,218
Long-term capital gains	—	4,497,955

Total distributions paid	$—	$40,523,173

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$665,731,272

Gross unrealized gain	34,481,892
Gross unrealized loss	(16,979,346)

Net unrealized security gain	$17,502,546

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$187,996,072	$132,869,973

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of

41

Notes to Financial Statements (unaudited)(continued)

liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising

42

Notes to Financial Statements (unaudited)(concluded)

equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	7,026,124	13,683,785
Reinvestment of distributions	—	3,504,236
Shares reacquired	(4,904,243)	(9,080,239)

Increase	2,121,881	8,107,782

43

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

44

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LASFBD-3-0612 (08/12)
LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Capital Structure Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Capital Structure Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Capital Structure Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,062.20	$5.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector June 30, 2012

Sector*	%**
Consumer Discretionary	11.90%
Consumer Staples	7.02%
Energy	12.49%
Financials	12.86%
Health Care	8.82%
Industrials	10.65%
Information Technology	17.06%
Materials	6.62%
Telecommunication Services	5.83%
Utilities	2.73%
Short-Term Investment	4.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares (000)		Fair Value

LONG-TERM INVESTMENTS 95.77%

COMMON STOCKS 57.04%

Aerospace & Defense 1.38%
BE Aerospace, Inc.*	9		$371,110
GeoEye, Inc.*	6		92,880
Hexcel Corp.*	28		722,120
United Technologies Corp.	5		377,650

Total			1,563,760

Airlines 0.27%
United Continental Holdings, Inc.*	13		306,558

Auto Components 0.20%
Allison Transmission Holdings, Inc.	5		87,800
Cooper-Standard Holdings, Inc.*	4		138,327

Total			226,127

Automobiles 0.41%
Honda Motor Co., Ltd. ADR	13		464,444

Beverages 0.97%
Coca-Cola Co. (The)	14		1,094,660

Biotechnology 0.63%
Amgen, Inc.	—	(a)	31,188
Celgene Corp.*	8		481,200
Human Genome Sciences, Inc.*	15		196,950

Total			709,338

Capital Markets 0.50%
State Street Corp.	7		312,480
T. Rowe Price Group, Inc.	4		251,840

Total			564,320

Chemicals 2.54%
Celanese Corp. Series A	9		294,270
CF Industries Holdings, Inc.	2		290,610
Dow Chemical Co. (The)	8		236,250
LyondellBasell Industries NV Class A (Netherlands)(b)	10		402,700
Monsanto Co.	9		703,630

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares (000)	Fair Value

Chemicals (continued)
Mosaic Co. (The)	6	$328,560
Rockwood Holdings, Inc.	14	620,900

Total		2,876,920

Commercial Banks 2.85%
Huntington Bancshares, Inc.	33	211,200
PNC Financial Services Group, Inc. (The)	5	305,550
Regions Financial Corp.	40	270,000
U.S. Bancorp	25	804,000
Wells Fargo & Co.	42	1,404,480
Zions Bancorporation	12	233,040

Total		3,228,270

Communications Equipment 1.13%
Aruba Networks, Inc.*	33	496,650
QUALCOMM, Inc.	14	779,520

Total		1,276,170

Computers & Peripherals 2.97%
Apple, Inc.*	5	2,628,000
Fusion-io, Inc.*	7	146,230
International Business Machines Corp.	3	586,740

Total		3,360,970

Consumer Finance 0.53%
Capital One Financial Corp.	11	601,260

Containers & Packaging 0.31%
Rock-Tenn Co. Class A	7	354,575

Diversified Financial Services 2.12%
Bank of America Corp.	90	736,200
Fannie Mae*	11	2,782
JPMorgan Chase & Co.	23	803,925
SPDR S&P MidCap 400 ETF Trust	5	856,500

Total		2,399,407

Diversified Telecommunication Services 3.20%
AT&T, Inc.	45	1,604,700
CenturyLink, Inc.	14	552,860

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares (000)	Fair Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	33	$1,466,520

Total		3,624,080

Electric: Utilities 1.09%
NextEra Energy, Inc.	10	663,535
UNS Energy Corp.	15	576,150

Total		1,239,685

Electrical Equipment 1.27%
AMETEK, Inc.	4	199,640
Emerson Electric Co.	18	838,440
Rockwell Automation, Inc.	6	396,360

Total		1,434,440

Energy Equipment & Services 0.72%
Cameron International Corp.*	9	363,035
Schlumberger Ltd.	7	454,370

Total		817,405

Food & Staples Retailing 2.01%
CVS Caremark Corp.	17	794,410
Ingles Markets, Inc. Class A	27	432,810
Wal-Mart Stores, Inc.	15	1,045,800

Total		2,273,020

Food Products 1.01%
H.J. Heinz Co.	8	407,850
Kellogg Co.	5	221,985
Kraft Foods, Inc. Class A	12	463,440
Smart Balance, Inc.*	5	45,072

Total		1,138,347

Hotels, Restaurants & Leisure 1.70%
Marriott International, Inc. Class A	12	470,400
Marriott Vacations Worldwide Corp.*	1	37,176
McDonald’s Corp.	12	1,018,095
Starwood Hotels & Resorts Worldwide, Inc.	8	397,800

Total		1,923,471

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares (000)	Fair Value

Household Products 0.68%
Procter & Gamble Co. (The)	13	$765,625

Industrial Conglomerates 1.11%
3M Co.	7	627,200
General Electric Co.	30	625,200

Total		1,252,400

Information Technology Services 0.46%
SAIC, Inc.	35	424,200
VeriFone Systems, Inc.*	3	99,270

Total		523,470

Insurance 0.33%
MetLife, Inc.	12	370,200

Internet Software & Services 0.81%
Facebook, Inc. Class A*	6	196,056
Google, Inc. Class A*	1	580,070
Monster Worldwide, Inc.*	17	144,500

Total		920,626

Machinery 2.34%
Actuant Corp. Class A	30	814,800
Caterpillar, Inc.	5	382,095
Danaher Corp.	13	651,000
Dover Corp.	6	294,855
Rexnord Corp.*	5	100,200
Snap-on, Inc.	7	404,625

Total		2,647,575

Media 2.67%
Belo Corp. Class A	30	193,200
Charter Communications, Inc. Class A*	2	141,740
Comcast Corp. Class A	17	527,505
DISH Network Corp. Class A	12	342,600
Interpublic Group of Cos., Inc. (The)	40	434,000
Omnicom Group, Inc.	9	413,100
Time Warner, Inc.	10	385,000
Walt Disney Co. (The)	12	582,000

Total		3,019,145

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares (000)	Fair Value

Metals & Mining 0.19%
Cliffs Natural Resources, Inc.	3	$147,870
Titanium Metals Corp.	6	67,860

Total		215,730

Multi-Line Retail 1.17%
Kohl’s Corp.	10	454,900
Target Corp.	15	872,850

Total		1,327,750

Oil, Gas & Consumable Fuels 5.78%
Chevron Corp.	14	1,477,000
ConocoPhillips	25	1,397,000
Continental Resources, Inc.*	4	266,480
EOG Resources, Inc.	8	675,825
Exxon Mobil Corp.	20	1,711,400
Marathon Oil Corp.	12	306,840
Petroleo Brasileiro SA ADR	17	299,310
Whiting Petroleum Corp.*	10	411,200

Total		6,545,055

Pharmaceuticals 4.33%
Bristol-Myers Squibb Co.	10	359,500
Johnson & Johnson	14	945,840
Merck & Co., Inc.	12	501,000
Mylan, Inc.*	53	1,133,337
Pfizer, Inc.	62	1,426,000
Teva Pharmaceutical Industries Ltd. ADR	14	537,409

Total		4,903,086

Real Estate Investment Trusts 0.91%
Equity Residential	7	436,520
Plum Creek Timber Co., Inc.	15	595,500

Total		1,032,020

Road & Rail 0.68%
Kansas City Southern	6	417,360
Union Pacific Corp.	3	357,930

Total		775,290

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments				Shares (000)	Fair Value

Semiconductors & Semiconductor Equipment 1.22%
Broadcom Corp. Class A*				13	$422,500
Freescale Semiconductor Ltd.*				9	87,125
Intel Corp.				25	666,250
PMC-Sierra, Inc.*				33	202,620

Total					1,378,495

Software 5.48%
Adobe Systems, Inc.*				15	485,550
Check Point Software Technologies Ltd. (Israel)*(b)				9	421,515
Citrix Systems, Inc.*				4	293,790
Fortinet, Inc.*				15	348,300
Informatica Corp.*				10	423,600
Microsoft Corp.				52	1,590,680
Nuance Communications, Inc.*				25	595,500
Oracle Corp.				20	594,000
Sourcefire, Inc.*				10	514,000
Synchronoss Technologies, Inc.*				20	369,400
Websense, Inc.*				30	561,900

Total					6,198,235

Specialty Retail 0.47%
Home Depot, Inc. (The)				10	529,900

Water Utilities 0.15%
American Water Works Co., Inc.				5	171,400

Wireless Telecommunication Services 0.45%
China Mobile Ltd. ADR				9	508,431

Total Common Stocks (cost $54,001,745)					64,561,660

	Exercise Price		Expiration Date

CONTINGENT VALUE RIGHT 0.00%

Pharmaceuticals
Sanofi* (cost $7,062)	—	(c)	12/31/2020	3	4,230

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CONVERTIBLE BONDS 5.60%

Automobiles 0.31%
Ford Motor Co.	4.25%	11/15/2016	$250	$348,750

Beverages 0.31%
Molson Coors Brewing Co.	2.50%	7/30/2013	350	355,687

Biotechnology 1.68%
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	175	357,875
Gilead Sciences, Inc.	0.625%	5/1/2013	700	959,000
Medivation, Inc.	2.625%	4/1/2017	350	419,563
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	125	163,906

Total				1,900,344

Computers & Peripherals 0.90%
EMC Corp.	1.75%	12/1/2013	325	530,562
NetApp, Inc.	1.75%	6/1/2013	250	286,875
SanDisk Corp.	1.50%	8/15/2017	200	206,750

Total				1,024,187

Electrical Equipment 0.16%
Roper Industries, Inc.	Zero Coupon	1/15/2034	150	184,688

Machinery 0.19%
Chart Industries, Inc.	2.00%	8/1/2018	100	123,625
Navistar International Corp.	3.00%	10/15/2014	100	93,750

Total				217,375

Metals & Mining 0.50%
Newmont Mining Corp.	1.25%	7/15/2014	450	560,250

Oil, Gas & Consumable Fuels 0.08%
Chesapeake Energy Corp.	2.75%	11/15/2035	100	91,875

Professional Services 0.18%
FTI Consulting, Inc.	3.75%	7/15/2012	200	201,000

Semiconductors & Semiconductor Equipment 0.89%
Intel Corp.	2.95%	12/15/2035	350	397,687
SunPower Corp.	4.50%	3/15/2015	175	153,563
Xilinx, Inc.	2.625%	6/15/2017	350	450,625

Total				1,001,875

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Software 0.23%
Symantec Corp.	1.00%	6/15/2013	$250		$257,188

Wireless Telecommunication Services 0.17%
SBA Communications Corp.	4.00%	10/1/2014	100		193,375

Total Convertible Bonds (cost $6,233,312)					6,336,594

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 4.53%

Aerospace & Defense 0.15%
United Technologies Corp.	7.50%		3		168,608

Auto Components 0.02%
Cooper-Standard Holdings, Inc. PIK	7.00%		—	(a)	18,256

Automobiles 0.19%
General Motors Co.	4.75%		7		215,800

Capital Markets 0.74%
AMG Capital Trust I	5.10%		17		839,375

Commercial Banks 0.79%
Fifth Third Bancorp	8.50%		5		615,600
Wells Fargo & Co.	7.50%		—	(a)	281,250

Total					896,850

Diversified Financial Services 0.34%
Citigroup, Inc.	7.50%		5		385,020

Electric: Utilities 0.47%
PPL Corp.	8.75%		10		534,700

Food Products 0.51%
Bunge Ltd.	4.875%		6		573,000

Insurance 0.43%
Hartford Financial Services Group, Inc. (The)	7.25%		10		179,520
MetLife, Inc.	5.00%		5		309,350

Total					488,870

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Shares (000)	Fair Value

Oil, Gas & Consumable Fuels 0.89%
Apache Corp.	6.00%		20	$1,004,800

Total Convertible Preferred Stocks (cost $5,249,277)				5,125,279

		Maturity Date	Principal Amount (000)

FLOATING RATE LOAN(d) 0.13%

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. Unsecured Term Loan (cost $145,545)	8.50%	12/1/2017	$150	148,875

			Shares (000)

FOREIGN COMMON STOCKS(e) 3.25%

France 0.38%

Automobiles 0.19%
Renault SA			5	213,519

Electrical Equipment 0.19%
Alstom SA			7	215,522

Total France				429,041

Germany 0.83%

Air Freight & Logistics 0.28%
Deutsche Post AG Registered Shares			18	317,916

Household Products 0.29%
Henkel KGaA			6	328,123

Software 0.26%
SAP AG			5	294,952

Total Germany				940,991

Norway 0.32%

Commercial Banks
DnB NOR ASA			37	365,920

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments			Shares (000)	Fair Value

Switzerland 1.19%

Chemicals 0.34%
Syngenta AG Registered Shares			1	$376,557

Food Products 0.30%
Nestle SA Registered Shares			6	341,656

Pharmaceuticals 0.55%
Roche Holding Ltd. AG			4	622,875

Total Switzerland				1,341,088

United Kingdom 0.53%

Metals & Mining
Anglo American plc			11	350,903
Vedanta Resources plc			17	245,548

Total United Kingdom				596,451

Total Foreign Common Stocks (cost $3,907,446)				3,673,491

	Interest Rate	Maturity Date	Principal Amount (000)

HIGH YIELD CORPORATE BONDS 24.93%

Aerospace & Defense 0.41%
BE Aerospace, Inc.	5.25%	4/1/2022	$350	361,375
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	100	105,000

Total				466,375

Airlines 0.26%
United Airlines, Inc.†	9.875%	8/1/2013	280	290,150

Automobiles 0.55%
Ashtead Capital, Inc.†	6.50%	7/15/2022	25	25,000
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	200	206,500
TRW Automotive, Inc.†	8.875%	12/1/2017	350	387,625

Total				619,125

Capital Markets 0.87%
Morgan Stanley	4.75%	3/22/2017	170	169,803
Nuveen Investments, Inc.	10.50%	11/15/2015	500	510,000

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
June 30, 2012

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Capital Markets (continued)
Raymond James Financial, Inc.	8.60%	8/15/2019	$250	$308,280

Total				988,083

Chemicals 0.70%
Chemtura Corp.	7.875%	9/1/2018	300	316,875
Dow Chemical Co. (The)	8.55%	5/15/2019	118	157,164
Polymer Group, Inc.	7.75%	2/1/2019	300	318,375

Total				792,414

Commercial Banks 0.34%
SVB Financial Group	5.375%	9/15/2020	125	135,266
Zions Bancorporation	7.75%	9/23/2014	225	244,149

Total				379,415

Commercial Services & Supplies 0.91%
First Data Corp.†	8.25%	1/15/2021	224	225,120
First Data Corp.	9.875%	9/24/2015	51	51,893
First Data Corp.	12.625%	1/15/2021	300	301,875
International Lease Finance Corp.	8.25%	12/15/2020	50	57,384
International Lease Finance Corp.	8.75%	3/15/2017	225	253,687
Iron Mountain, Inc.	7.75%	10/1/2019	125	135,625

Total				1,025,584

Communications Equipment 0.77%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	600	631,500
CommScope, Inc.†	8.25%	1/15/2019	225	239,062

Total				870,562

Construction Materials 0.08%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	150	95,625

Containers & Packaging 1.08%
AEP Industries, Inc.	8.25%	4/15/2019	250	261,250
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	200	213,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	372,750
Rock-Tenn Co.†	4.90%	3/1/2022	250	258,042
Sealed Air Corp.†	8.375%	9/15/2021	100	113,500

Total				1,218,542

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value

Diversified Financial Services 1.03%
Capital One Capital VI	8.875%	5/15/2040		$500	$510,625
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		275	290,826
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		250	272,500
Wachovia Capital Trust III	5.57%	—	(f)	100	95,875

Total					1,169,826

Diversified Telecommunication Services 1.42%
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017		550	568,562
SBA Telecommunications, Inc.	8.25%	8/15/2019		195	214,500
UPCB Finance V Ltd.†	7.25%	11/15/2021		150	157,500
Windstream Corp.	7.00%	3/15/2019		650	669,500

Total					1,610,062

Electric: Utilities 0.19%
DPL, Inc.†	7.25%	10/15/2021		120	133,800
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.†	11.50%	10/1/2020		125	85,937

Total					219,737

Electronic Equipment, Instruments & Components 0.38%
CPI International, Inc.	8.00%	2/15/2018		175	158,594
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019		250	266,875

Total					425,469

Energy Equipment & Services 0.29%
Dresser-Rand Group, Inc.	6.50%	5/1/2021		75	78,188
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020		150	149,625
Phillips 66†	4.30%	4/1/2022		100	105,406

Total					333,219

Food & Staples Retailing 0.09%
Rite Aid Corp.	9.50%	6/15/2017		100	102,750

Food Products 0.35%
Del Monte Corp.	7.625%	2/15/2019		200	202,750
Ingredion, Inc.	4.625%	11/1/2020		125	135,682
Post Holdings, Inc.†	7.375%	2/15/2022		50	52,875

Total					391,307

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Utilities 0.14%
National Fuel Gas Co.	4.90%	12/1/2021	$150	$162,117

Health Care Equipment & Supplies 0.61%
Bausch & Lomb, Inc.	9.875%	11/1/2015	450	472,500
Biomet, Inc.	10.00%	10/15/2017	200	214,625

Total				687,125

Health Care Providers & Services 0.90%
Community Health Systems, Inc.	8.00%	11/15/2019	250	267,500
Community Health Systems, Inc.	8.875%	7/15/2015	89	91,448
HCA, Inc.	7.50%	2/15/2022	275	300,437
STHI Holding Corp.†	8.00%	3/15/2018	100	106,250
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	256,875

Total				1,022,510

Hotels, Restaurants & Leisure 0.97%
Hyatt Hotels Corp.†	5.75%	8/15/2015	355	389,552
Marina District Finance Co., Inc.	9.875%	8/15/2018	300	284,250
River Rock Entertainment Authority (The)	9.00%	11/1/2018	19	12,635
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	25
Wendy’s Co. (The)	10.00%	7/15/2016	150	161,814
Wyndham Worldwide Corp.	5.75%	2/1/2018	150	166,980
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	75	83,437

Total				1,098,693

Household Durables 0.06%
Armored AutoGroup, Inc.†	9.50%	11/1/2018	75	65,063

Independent Power Producers & Energy Traders 0.33%
AES Corp. (The)	8.00%	10/15/2017	325	371,312

Industrial Conglomerates 0.27%
Park-Ohio Industries, Inc.	8.125%	4/1/2021	300	308,250

Information Technology Services 1.32%
Alliance Data Systems Corp.†	6.375%	4/1/2020	450	463,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,000	1,032,500

Total				1,496,000

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Internet Software & Services 0.12%
Equinix, Inc.	7.00%		7/15/2021	$125	$137,813

Leisure Equipment & Products 0.39%
Speedway Motorsports, Inc.	8.75%		6/1/2016	400	437,000

Machinery 0.05%
Kennametal, Inc.	3.875%		2/15/2022	50	51,546

Media 2.00%
Affinion Group, Inc.	11.50%		10/15/2015	475	407,312
AMC Networks, Inc.†	7.75%		7/15/2021	150	166,125
Cumulus Media Holdings, Inc.	7.75%		5/1/2019	200	189,500
DISH DBS Corp.†	5.875%		7/15/2022	275	279,125
DISH DBS Corp.	6.75%		6/1/2021	350	379,750
Gray Television, Inc.	10.50%		6/29/2015	150	156,750
Hughes Satellite Systems Corp.	7.625%		6/15/2021	321	350,693
Mediacom Communications Corp.	9.125%		8/15/2019	100	110,250
WMG Acquisition Corp.	11.50%		10/1/2018	200	222,000

Total					2,261,505

Metals & Mining 0.34%
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%		11/1/2019	125	133,125
Mirabela Nickel Ltd. (Australia)†(b)	8.75%		4/15/2018	150	103,500
Noranda Aluminum Acquisition Corp. PIK	4.73%	#	5/15/2015	158	151,807

Total					388,432

Multi-Utilities 0.34%
Black Hills Corp.	9.00%		5/15/2014	350	386,431

Oil, Gas & Consumable Fuels 4.56%
Antero Resources Finance Corp.	7.25%		8/1/2019	150	156,000
Chaparral Energy, Inc.	8.25%		9/1/2021	500	531,250
Concho Resources, Inc.	7.00%		1/15/2021	150	161,250
CONSOL Energy, Inc.	8.25%		4/1/2020	250	263,750
Continental Resources, Inc.	8.25%		10/1/2019	750	841,875
El Paso Corp.	7.00%		6/15/2017	450	512,710
Energy Transfer Partners LP	5.20%		2/1/2022	150	160,935
Energy XXI Gulf Coast, Inc.	7.75%		6/15/2019	75	76,125
Forest Oil Corp.	7.25%		6/15/2019	200	184,500

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil, Gas & Consumable Fuels (continued)
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	$300	$330,812
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	265	273,281
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	150	157,500
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	250	256,562
Oasis Petroleum, Inc.	6.50%	11/1/2021	100	99,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	275	283,250
OGX Austria GmbH (Brazil)†(b)	8.50%	6/1/2018	225	201,375
SM Energy Co.	6.50%	11/15/2021	100	102,250
SM Energy Co.†	6.50%	1/1/2023	50	50,438
SM Energy Co.	6.625%	2/15/2019	200	206,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	314,265

Total				5,163,628

Personal Products 0.20%
Elizabeth Arden, Inc.	7.375%	3/15/2021	200	220,500

Pharmaceuticals 0.10%
Mylan, Inc.†	7.625%	7/15/2017	50	55,250
Mylan, Inc.†	7.875%	7/15/2020	50	56,313

Total				111,563

Real Estate Investment Trusts 0.28%
American Tower Corp.	4.70%	3/15/2022	180	185,144
Host Hotels & Resorts LP	6.375%	3/15/2015	125	127,188

Total				312,332

Real Estate Management & Development 0.37%
ProLogis	6.875%	3/15/2020	350	419,258

Road & Rail 0.21%
Florida East Coast Railway Corp.	8.125%	2/1/2017	225	236,250

Semiconductors & Semiconductor Equipment 0.09%
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	100	103,750

Specialty Retail 0.56%
Brookstone Co., Inc.†	13.00%	10/15/2014	196	165,130
Limited Brands, Inc.	8.50%	6/15/2019	400	472,000

Total				637,130

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011	$275		$28

Tobacco 0.30%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	8.50%	5/15/2018	350		344,750

Transportation Infrastructure 0.13%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	150		149,483

Wireless Telecommunication Services 0.57%
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	58		60,900
Sprint Capital Corp.	6.90%	5/1/2019	350		330,750
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	310		251,875

Total					643,525

Total High Yield Corporate Bonds (cost $27,471,811)					28,214,239

MUNICIPAL BOND 0.25%

Other Revenue

New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $200,000)	11.00%	3/1/2029	200		286,354

			Shares (000)

PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance
Fannie Mae* (cost $213,465)	Zero Coupon		9		13,855

	Exercise Price	Expiration Date

WARRANTS 0.03%

Auto Components 0.00%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	—	(a)	5,004

Media 0.03%
Charter Communications, Inc.*	46.86	11/30/2014	1		33,734

Total Warrants (cost $8,558)					38,738

Total Long-Term Investments (cost $97,438,221)					108,403,315

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 4.02%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $4,650,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $4,640,700; proceeds: $4,545,250 (cost $4,545,246)	$4,545	$4,545,246

Total Investments in Securities 99.79% (cost $101,983,467)		112,948,561

Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.21%		237,309

Net Assets 100.00%		$113,185,870

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2012.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2012.

(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.

20	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $101,983,467)	$112,948,561
Cash	2,253
Foreign cash, at value (cost $70,067)	72,234
Receivables:
Interest and dividends	710,049
Investment securities sold	30,586
Capital shares sold	21,018
From advisor (See Note 3)	7,756

Total assets	113,792,457

LIABILITIES:
Payables:
Investment securities purchased	365,222
Capital shares reacquired	85,595
Management fee	68,407
Directors’ fees	10,400
Fund administration	3,648
Accrued expenses and other liabilities	73,315

Total liabilities	606,587

NET ASSETS	$113,185,870

COMPOSITION OF NET ASSETS:
Paid-in capital	$113,690,425
Undistributed net investment income	1,387,328
Accumulated net realized loss on investments and foreign currency related transactions	(12,858,636)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,966,753

Net Assets	$113,185,870

Outstanding Shares (50 million shares of common stock authorized, $.001 par value)	8,177,284
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.84

See Notes to Financial Statements.	21

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $19,700)	$954,587
Interest and other	1,189,639

Total investment income	2,144,226

Expenses:
Management fee	438,093
Shareholder servicing	213,150
Fund administration	23,365
Professional	22,936
Reports to shareholders	16,306
Custody	3,865
Directors’ fees	1,785
Other	1,444

Gross expenses	720,944
Expense reductions (See Note 7)	(42)
Management fee waived (See Note 3)	(49,159)

Net expenses	671,743

Net investment income	1,472,483

Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	2,543,279
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,141,807

Net realized and unrealized gain	5,685,086

Net Increase in Net Assets Resulting From Operations	$7,157,569

22	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$1,472,483	$3,176,388
Net realized gain on investments and foreign currency related transactions	2,543,279	4,855,724
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,141,807	(7,709,712)

Net increase in net assets resulting from operations	7,157,569	322,400

Distributions to shareholders from:
Net investment income	—	(3,289,792)

Capital share transactions (See Note 11):
Proceeds from sales of shares	3,069,086	11,554,339
Reinvestment of distributions	—	3,289,792
Cost of shares reacquired	(11,894,595)	(21,415,244)

Net decrease in net assets resulting from capital share transactions	(8,825,509)	(6,571,113)

Net decrease in net assets	(1,667,940)	(9,538,505)

NET ASSETS:
Beginning of period	$114,853,810	$124,392,315

End of period	$113,185,870	$114,853,810

Undistributed (distributions in excess of) net investment income	$1,387,328	$(85,155)

See Notes to Financial Statements.	23

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$13.03		$13.39	$11.98	$10.02	$14.79	$15.28

Investment operations:

Net investment income(a)	.17		.35	.34	.38	.49	.47

Net realized and unrealized gain (loss)	.64		(.33)	1.44	1.97	(4.41)	.02

Total from investment operations	.81		.02	1.78	2.35	(3.92)	.49

Distributions to shareholders from:

Net investment income	—		(.38)	(.37)	(.39)	(.53)	(.48)

Net realized gain	—		—	—	—	(.32)	(.50)

Total distributions	—		(.38)	(.37)	(.39)	(.85)	(.98)

Net asset value, end of period	$13.84		$13.03	$13.39	$11.98	$10.02	$14.79

Total Return(b)	6.22	%(c)	.19%	14.77%	23.41%	(26.19)%	3.16%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.14%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.14%	1.14%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.23%	1.24%	1.27%	1.29%	1.20%

Net investment income	1.25	%(c)	2.61%	2.76%	3.52%	3.83%	2.92%

Supplemental Data:

Net assets, end of period (000)	$113,186		$114,854	$124,392	$116,764	$92,578	$128,675

Portfolio turnover rate	14.55	%(c)	22.48%	35.78%	54.60%	69.31%	28.41%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

24	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Capital Structure Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine

25

Notes to Financial Statements (unaudited)(continued)

fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions is foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

26

Notes to Financial Statements (unaudited)(continued)

(g)

Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2012 the Fund had no open futures contracts.

(h)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans

27

Notes to Financial Statements (unaudited)(continued)

pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2012, the Fund had no unfunded loan commitments.

(k)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	*	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	*	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	*	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$64,561,660	$—	$—	$64,561,660
Contingent Value Right	4,230	—	—	4,230
Convertible Bonds		6,336,594	—	6,336,594
Convertible Preferred Stocks	3,694,648	1,430,631	—	5,125,279
Floating Rate Loans	—	148,875	—	148,875
Foreign Common Stocks	—	3,673,491	—	3,673,491
High Yield Corporate Bonds	—	28,214,186	53	28,214,239
Municipal Bond		286,354	—	286,354
Preferred Stock	13,855	—	—	13,855
Warrants	33,734	5,004	—	38,738
Repurchase Agreement	—	4,545,246	—	4,545,246

Total	$68,308,127	$44,640,381	$53	$112,948,561

* See Schedule of Investments for fair values in each industry.

As of June 30, 2012, the Fund utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for all foreign common stocks. As of December 31, 2011, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign common stocks. Accordingly, the valuations of all foreign common stocks as of June 30, 2012 were categorized as Level 2 inputs. As of June 30, 2012, the total fair value of transfers related to adjusted valuations for all foreign common stocks from Level 1 to Level 2 during the period was $3,673,491.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds

Balance as of January 1, 2012	$25
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(687)
Purchases	—
Sales	—
Net transfers in or out of Level 3	715

Balance as of June 30, 2012	$53

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

29

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .67% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $204,443 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

30

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$3,289,792

Total distributions paid	$—	$3,289,792

As of December 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total

$4,537,880	$10,745,726	$15,283,606

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$102,177,222

Gross unrealized gain	17,565,648
Gross unrealized loss	(6,794,309)

Net unrealized security gain	$10,771,339

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$16,303,511	$22,159,812

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

31

Notes to Financial Statements (unaudited)(continued)

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The value of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The value of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield debt securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

32

Notes to Financial Statements (unaudited)(concluded)

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment rate also will affect the price and volatility of a mortgage-related security.

The Fund may invest up to 20% of its assets in foreign securities that primarily are traded outside the U.S. The Fund’s exposure to foreign companies and ADRs presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 15% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could suffer.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	221,395	850,846
Reinvestment of distributions	—	254,681
Shares reacquired	(857,415)	(1,584,609)

Decrease	(636,020)	(479,082)

12.	SUBSEQUENT EVENT

At a meeting held on July 19, 2012, the Fund’s Board of Directors approved a proposal from the Fund’s investment adviser, Lord Abbett, to reposition the Fund so that it will pursue its investment objective by employing a domestic dividend-oriented equity strategy and discontinue its present strategy of investing in a mix of equity and fixed income securities. As part of this repositioning, the Fund’s name, principal investment strategies, risk profile, and portfolio managers, among other things, will change on or about September 27, 2012.

33

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the Fund’s portfolio management team by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Fund was in the fourth quintile of its performance universe for the eight-month and one-year periods, the first quintile for the three-year period, and the second quintile for the five-year period. The Board also observed that the investment performance was lower than that of the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Growth Index for the eight-month period, and higher than that of the Index for the one-year, three-year, and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

34

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that in 2008 there was a transition in the portfolio management team, with Christopher J. Towle continuing as a portfolio manager for the Fund, and Daniel H. Frascarelli and Todor Petrov joining Mr. Towle as portfolio managers. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended December 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately four basis points above the median of the peer group and the actual management and administrative services fees were approximately equal to the median of the peer group. The Board observed that for the fiscal year ended December 31, 2010 the total expense ratio of the Fund was approximately eight basis points above the median of the peer group. The Board noted that Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio at 1.15%, and that Lord Abbett proposed to renew the agreement through April 30, 2013. The Board considered the projected expense ratio and how that expense ratio would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

35

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund and other Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

36

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

37

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Capital Structure Portfolio	SFCS-PORT-3-0612 (08/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Classic Stock Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,084.70	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	9.34%
Consumer Staples	7.64%
Energy	11.25%
Financials	14.17%
Health Care	12.58%
Industrials	10.74%
Information Technology	21.06%
Materials	5.77%
Telecommunication Services	2.88%
Utilities	1.38%
Short-Term Investment	3.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.43%

Aerospace & Defense 3.89%
Boeing Co. (The)	2,567	$191
Goodrich Corp.	2,529	321
Honeywell International, Inc.	4,090	228
Precision Castparts Corp.	1,630	268
United Technologies Corp.	4,461	337

Total		1,345

Automobiles 0.65%
Ford Motor Co.	23,352	224

Beverages 2.31%
Coca-Cola Co. (The)	4,522	353
PepsiCo, Inc.	6,292	445

Total		798

Biotechnology 1.53%
Celgene Corp.*	1,454	93
Gilead Sciences, Inc.*	1,893	97
Human Genome Sciences, Inc.*	9,278	122
Vertex Pharmaceuticals, Inc.*	3,867	216

Total		528

Capital Markets 2.92%
Franklin Resources, Inc.	492	55
Goldman Sachs Group, Inc.
(The)	4,195	402
Morgan Stanley	12,055	176
State Street Corp.	1,874	84
T. Rowe Price Group, Inc.	4,630	291

Total		1,008

Chemicals 3.87%
Celanese Corp. Series A	4,986	173
Dow Chemical Co. (The)	7,709	243
E.I. du Pont de Nemours & Co.	1,016	51
LyondellBasell Industries NV
Class A (Netherlands)(a)	5,543	223
Monsanto Co.	3,690	305

Investments	Shares	Fair Value (000)

Mosaic Co. (The)	5,068	$278
Potash Corp. of Saskatchewan,
Inc. (Canada)(a)	1,515	66

Total		1,339

Commercial Banks 4.86%
Fifth Third Bancorp	15,006	201
PNC Financial Services
Group, Inc. (The)	4,614	282
Regions Financial Corp.	21,209	143
SunTrust Banks, Inc.	5,855	142
U.S. Bancorp	10,357	333
Wells Fargo & Co.	17,273	578

Total		1,679

Communications Equipment 2.51%
Cisco Systems, Inc.	12,218	210
QUALCOMM, Inc.	11,785	656

Total		866

Computers & Peripherals 9.44%
Apple, Inc.*	3,749	2,190
Dell, Inc.*	10,415	130
EMC Corp.*	14,508	372
Hewlett-Packard Co.	3,551	71
International Business
Machines Corp.	2,556	500

Total		3,263

Construction & Engineering 0.55%
Fluor Corp.	3,857	190

Consumer Finance 1.34%
Capital One Financial Corp.	8,487	464

Diversified Financial Services 2.15%
Bank of America Corp.	16,610	136
Citigroup, Inc.	5,931	162
JPMorgan Chase & Co.	12,474	446

Total		744

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Diversified Telecommunication Services 2.90%
AT&T, Inc.	11,173	$398
CenturyLink, Inc.	6,454	255
Verizon Communications, Inc.	7,844	349

Total		1,002

Electric: Utilities 0.67%
NextEra Energy, Inc.	1,845	127
Progress Energy, Inc.	1,763	106

Total		233

Electrical Equipment 1.03%
Emerson Electric Co.	7,634	356

Electronic Equipment, Instruments & Components 0.33%
Corning, Inc.	8,769	113

Energy Equipment & Services 1.99%
National Oilwell Varco, Inc.	2,524	162
Schlumberger Ltd.	6,576	427
Weatherford International Ltd.
(Switzerland)*(a)	7,744	98

Total		687

Food & Staples Retailing 1.06%
CVS Caremark Corp.	6,094	285
Wal-Mart Stores, Inc.	1,187	83

Total		368

Food Products 0.85%
Kellogg Co.	5,957	294

Health Care Equipment & Supplies 1.65%
Baxter International, Inc.	6,254	332
St. Jude Medical, Inc.	5,926	237

Total		569

Health Care Providers & Services 2.48%
Express Scripts Holding Co.*	9,218	515
UnitedHealth Group, Inc.	5,865	343

Total		858

Investments	Shares	Fair Value (000)

Health Care Technology 0.58%
SXC Health Solutions Corp.*	2,020	$200

Hotels, Restaurants & Leisure 2.73%
Carnival Corp.	4,014	138
Hyatt Hotels Corp. Class A*	2,513	93
Marriott International, Inc.
Class A	3,640	143
MGM Resorts International*	23,021	257
Starwood Hotels & Resorts
Worldwide, Inc.	1,950	103
Wynn Resorts Ltd.	2,034	211

Total		945

Household Products 2.61%
Colgate-Palmolive Co.	3,433	357
Procter & Gamble Co. (The)	8,889	545

Total		902

Industrial Conglomerates 1.18%
General Electric Co.	19,626	409

Information Technology Services 0.53%
MasterCard, Inc. Class A	423	182

Insurance 2.19%
Chubb Corp. (The)	3,580	261
MetLife, Inc.	5,773	178
Prudential Financial, Inc.	4,526	219
RenaissanceRe Holdings Ltd.	1,279	97

Total		755

Internet & Catalog Retail 0.15%
Amazon.com, Inc.*	233	53

Internet Software & Services 3.10%
eBay, Inc.*	1,759	74
Facebook, Inc. Class A*	2,733	85
Google, Inc. Class A*	1,138	660
Monster Worldwide, Inc.*	29,531	251

Total		1,070

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Machinery 1.66%
Caterpillar, Inc.	1,655	$140
Dover Corp.	3,449	185
Eaton Corp.	1,206	48
PACCAR, Inc.	5,118	201

Total		574

Media 2.43%
Interpublic Group of Cos., Inc. (The)	30,925	336
Time Warner, Inc.	6,191	238
Walt Disney Co. (The)	5,456	265

Total		839

Metals & Mining 1.93%
Cliffs Natural Resources, Inc.	2,767	136
Freeport-McMoRan Copper & Gold, Inc.	7,277	248
Newmont Mining Corp.	1,436	70
Reliance Steel & Aluminum Co.	2,186	110
United States Steel Corp.	5,022	104

Total		668

Multi-Line Retail 0.52%
Macy’s, Inc.	1,308	45
Target Corp.	2,281	133

Total		178

Multi-Utilities 0.71%
Dominion Resources, Inc.	2,607	141
PG&E Corp.	2,343	106

Total		247

Oil, Gas & Consumable Fuels 9.33%
Anadarko Petroleum Corp.	4,033	267
Apache Corp.	2,053	180
Cabot Oil & Gas Corp.	2,615	103
Chevron Corp.	4,293	453
Continental Resources, Inc.*	2,041	136
Devon Energy Corp.	1,777	103
EOG Resources, Inc.	1,094	99
EQT Corp.	1,178	63

Investments	Shares	Fair Value (000)

Exxon Mobil Corp.	7,839	$671
Hess Corp.	5,975	260
Marathon Petroleum Corp.	3,156	142
Noble Energy, Inc.	1,063	90
Occidental Petroleum Corp.	2,580	221
Range Resources Corp.	1,141	71
Southwestern Energy Co.*	2,570	82
Suncor Energy, Inc. (Canada)(a)	9,827	284

Total		3,225

Pharmaceuticals 6.42%
Abbott Laboratories	4,394	283
Eli Lilly & Co.	4,461	192
Johnson & Johnson	9,882	668
Merck & Co., Inc.	9,321	389
Pfizer, Inc.	29,919	688

Total		2,220

Real Estate Investment Trusts 0.81%
Host Hotels & Resorts, Inc.	17,653	279

Road & Rail 2.49%
Hertz Global Holdings, Inc.*	17,539	225
Union Pacific Corp.	5,342	637

Total		862

Semiconductors & Semiconductor Equipment 2.33%
Broadcom Corp. Class A*	3,528	119
Intel Corp.	12,619	336
Micron Technology, Inc.*	24,036	152
Texas Instruments, Inc.	6,957	200

Total		807

Software 2.96%
Activision Blizzard, Inc.	1,186	14
Adobe Systems, Inc.*	3,641	118
Informatica Corp.*	2,288	97
Microsoft Corp.	7,408	226
Oracle Corp.	10,783	320
VMware, Inc. Class A*	2,720	248

Total		1,023

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value (000)

Specialty Retail 2.37%
Dick’s Sporting Goods, Inc.	6,422	$308
Home Depot, Inc. (The)	9,635	511

Total		819

Textiles, Apparel & Luxury Goods 0.56%
Coach, Inc.	1,996	117
PVH Corp.	971	75

Total		192

Tobacco 0.86%
Altria Group, Inc.	8,575	296

Total Common Stocks (cost $29,085,373)		33,673

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.20%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $1,130,000 of Federal home Loan Bank at 0.28% due 8/13/2013; value: $1,131,413; proceeds: $1,107,276 (cost $1,107,275)	$1,107	$1,107

Total Investments in Securities 100.63% (cost $30,192,648)		34,780

Liabilities in Excess of Other Assets (0.63)%		(218)

Net Assets 100.00%		$34,562

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $30,192,648)	$34,779,698
Receivables:
Interest and dividends	35,530
Capital shares sold	17,529
From advisor (See Note 3)	10,774
Prepaid expenses	34

Total assets	34,843,565

LIABILITIES:
Payables:
Investment securities purchased	182,677
Management fee	19,146
Capital shares reacquired	13,413
Directors’ fees	2,349
Fund administration	1,094
Accrued expenses and other liabilities	62,656

Total liabilities	281,335

NET ASSETS	$34,562,230

COMPOSITION OF NET ASSETS:
Paid-in capital	$30,956,140
Undistributed net investment income	141,634
Accumulated net realized loss on investments	(1,122,594)
Net unrealized appreciation on investments	4,587,050

Net Assets	$34,562,230

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,842,585
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.16

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $965)	$308,791
Interest	41

Total investment income	308,832

Expenses:
Management fee	121,625
Shareholder servicing	66,185
Professional	19,106
Reports to shareholders	9,645
Fund administration	6,950
Custody	4,884
Directors’ fees	521
Other	414

Gross expenses	229,330
Expense reductions (See Note 7)	(13)
Management fee waived (See Note 3)	(64,254)

Net expenses	165,063

Net investment income	143,769

Net realized and unrealized gain:
Net realized gain on investments	1,167,827
Net change in unrealized appreciation/depreciation on investments	1,488,971

Net realized and unrealized gain	2,656,798

Net Increase in Net Assets Resulting From Operations	$2,800,567

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 30, 2011
Operations:
Net investment income	$143,769	$252,226
Net realized gain on investments	1,167,827	756,963
Net change in unrealized appreciation/depreciation on investments	1,488,971	(3,856,633)

Net increase (decrease) in net assets resulting from operations	2,800,567	(2,847,444)

Distributions to shareholders from:
Net investment income	—	(251,735)

Capital share transactions (See Note 11):
Proceeds from sales of shares	3,463,185	7,175,511
Reinvestment of distributions	—	251,735
Cost of shares reacquired	(4,557,717)	(6,818,318)

Net increase (decrease) in net assets resulting from capital share transactions	(1,094,532)	608,928

Net increase (decrease) in net assets	1,706,035	(2,490,251)

NET ASSETS:
Beginning of period	$32,856,195	$35,346,446

End of period	$34,562,230	$32,856,195

Undistributed (distributions in excess of) net investment income	$141,634	$(2,135)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.21		$12.30	$10.82	$8.68	$12.89	$12.14

Investment operations:

Net investment income(a)	.05		.09	.05	.08	.12	.09

Net realized and unrealized gain (loss)	.90		(1.09)	1.48	2.13	(4.16)	1.21

Total from investment operations	.95		(1.00)	1.53	2.21	(4.04)	1.30

Distributions to shareholders from:

Net investment income	—		(.09)	(.05)	(.07)	(.10)	(.08)

Net realized gain	—		—	—	—	(.07)	(.47)

Total distributions	—		(.09)	(.05)	(.07)	(.17)	(.55)

Net asset value, end of period	$12.16		$11.21	$12.30	$10.82	$ 8.68	$12.89

Total Return(b)	8.47	%(c)	(8.15)%	14.12%	25.50%	(31.28)%	10.68%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.99%	1.10%	1.10%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.99%	1.10%	1.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(c)	1.30%	1.31%	1.49%	1.49%	1.45%

Net investment income	.41	%(c)	.74%	.43%	.82%	1.08%	.72%

Supplemental Data:

Net assets, end of period (000)	$34,562		$32,856	$35,346	$29,273	$19,471	$21,199

Portfolio turnover rate	8.64	%(c)	27.01%	21.65%	54.63%	40.08%	42.46%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

13

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$33,673	$—	$—	$33,673
Repurchase Agreement	—	1,107	—	1,107

Total	$33,673	$1,107	$—	$34,780

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .33% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 0.95%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $60,813 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$251,735

Total distributions paid	$—	$251,735

As of December 31, 2011, the Fund had a capital loss carryforward of $1,814,884 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$30,592,051

Gross unrealized gain	6,021,564
Gross unrealized loss	(1,833,917)

Net unrealized security gain	$4,187,647

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$2,947,427	$4,351,010

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

16

Notes to Financial Statements (unaudited)(concluded)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	284,210	609,543
Reinvestment of distributions	—	22,782
Shares reacquired	(372,728)	(575,906)

Increase (decrease)	(88,518)	56,419

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	SFCLASS-PORT-3-0612 (08/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,105.90	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	10.47%
Consumer Staples	5.66%
Energy	5.24%
Financials	8.30%
Health Care	25.92%
Industrials	12.56%
Information Technology	31.85%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value

COMMON STOCKS 104.88%

Aerospace & Defense 2.78%
BE Aerospace, Inc.*	91	$3,973
Hexcel Corp.*	156	4,023

Total		7,996

Airlines 1.88%
Allegiant Travel Co.*	34	2,369
Spirit Airlines, Inc.*	156	3,036

Total		5,405

Automobiles 1.38%
Tesla Motors, Inc.*	127	3,974

Biotechnology 13.61%
Amarin Corp. plc ADR*	290	4,193
Arena Pharmaceuticals, Inc.*	67	669
Ariad Pharmaceuticals, Inc.*	176	3,029
BioMarin Pharmaceutical, Inc.*	101	3,998
Cepheid, Inc.*	113	5,057
Cubist Pharmaceuticals, Inc.*	95	3,601
Genomic Health, Inc.*	106	3,540
Incyte Corp.*	189	4,290
Medivation, Inc.*	35	3,199
Onyx Pharmaceuticals, Inc.*	77	5,117
Pharmacyclics, Inc.*	46	2,512

Total		39,205

Capital Markets 1.16%
Financial Engines, Inc.*	65	1,394
WisdomTree Investments, Inc.*	295	1,938

Total		3,332

Commercial Banks 4.46%
Bank of the Ozarks, Inc.	73	2,196
SVB Financial Group*	82	4,815
Texas Capital Bancshares, Inc.*	102	4,120
Western Alliance Bancorp*	183	1,713

Total		12,844

Investments	Shares	Fair Value

Commercial Services & Supplies 0.76%
Portfolio Recovery
Associates, Inc.*	24	$2,190

Computers & Peripherals 3.42%
3D Systems Corp.*	104	3,550
Fusion-io, Inc.*	112	2,340
Stratasys, Inc.*	80	3,964

Total		9,854

Diversified Consumer Services 1.72%
Coinstar, Inc.*	72	4,944

Diversified Financial Services 0.12%
MarketAxess Holdings, Inc.	13	346

Electronic Equipment, Instruments & Components 1.59%
FARO Technologies, Inc.*	49	2,062
IPG Photonics Corp.*	58	2,528

Total		4,590

Energy Equipment & Services 1.42%
Dril-Quip, Inc.*	25	1,640
Lufkin Industries, Inc.	45	2,444

Total		4,084

Food & Staples Retailing 4.15%
Fresh Market, Inc. (The)*	77	4,130
PriceSmart, Inc.	50	3,375
United Natural Foods, Inc.*	81	4,444

Total		11,949

Food Products 1.79%
Annie’s, Inc.*	31	1,298
Hain Celestial Group, Inc. (The)*	70	3,853

Total		5,151

Health Care Equipment & Supplies 7.84%
Align Technology, Inc.*	205	6,859
DexCom, Inc.*	235	3,046
Endologix, Inc.*	226	3,489
HeartWare International, Inc.*	39	3,463

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value

Health Care Equipment & Supplies (continued)
Insulet Corp.*	119	$2,543
MAKO Surgical Corp.*	59	1,511
NuVasive, Inc.*	66	1,674

Total		22,585

Health Care Providers & Services 2.24%
Air Methods Corp.*	8	786
HMS Holdings Corp.*	73	2,432
MWI Veterinary Supply, Inc.*	16	1,644
Team Health Holdings, Inc.*	66	1,590

Total		6,452

Health Care Technology 2.63%
athenahealth, Inc.*	62	4,909
HealthStream, Inc.*	103	2,678

Total		7,587

Hotels, Restaurants & Leisure 1.47%
Buffalo Wild Wings, Inc.*	49	4,245

Internet Software & Services 11.90%
Angie’s List, Inc.*	262	4,150
Bankrate, Inc.*	155	2,850
Bazaarvoice, Inc.*	27	491
Constant Contact, Inc.*	49	876
Cornerstone OnDemand, Inc.*	184	4,381
CoStar Group, Inc.*	73	5,928
DealerTrack Holdings, Inc.*	121	3,643
LivePerson, Inc.*	241	4,594
MercadoLibre, Inc. (Argentina)(a)	22	1,668
Velti plc (Ireland)*(a)	324	2,106
Yelp, Inc.*	101	2,296
Youku, Inc. ADR*	59	1,279

Total		34,262

Machinery 5.64%
Chart Industries, Inc.*	61	4,194
Middleby Corp. (The)*	39	3,885
Proto Labs, Inc.*	45	1,294

Investments	Shares	Fair Value

RBC Bearings, Inc.*	66	$3,122
Westport Innovations, Inc. (Canada)*(a)	102	3,749

Total		16,244

Oil, Gas & Consumable Fuels 4.08%
Cheniere Energy, Inc.*	125	1,842
Clean Energy Fuels Corp.*	140	2,170
Energy XXI Bermuda Ltd.	144	4,506
GasLog Ltd. (Monaco)*(a)	151	1,533
McMoRan Exploration Co.*	133	1,685

Total		11,736

Pharmaceuticals 0.85%
Auxilium Pharmaceuticals, Inc.*	62	1,667
Vivus, Inc.*	27	771

Total		2,438

Professional Services 1.34%
Advisory Board Co. (The)*	78	3,868

Real Estate Management & Development 0.58%
Zillow, Inc.*	43	1,661

Semiconductors & Semiconductor Equipment 2.88%
Cirrus Logic, Inc.*	128	3,825
Mellanox Technologies, Ltd. (Israel)*(a)	63	4,463

Total		8,288

Software 13.61%
Aspen Technology, Inc.*	151	3,496
CommVault Systems, Inc.*	56	2,776
Concur Technologies, Inc.*	108	7,355
Imperva, Inc.*	70	2,017
Infoblox, Inc.*	90	2,064
Jive Software, Inc.*	152	3,190
NetSuite, Inc.*	87	4,765
ServiceNow, Inc.*	34	836

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value

Software (continued)
SolarWinds, Inc.*	70	$3,049
Sourcefire, Inc.*	49	2,519
Splunk, Inc.*	61	1,714
Tangoe, Inc.*	116	2,472
Ultimate Software Group, Inc. (The)*	33	2,941

Total		39,194

Specialty Retail 4.41%
Dick’s Sporting Goods, Inc.	48	2,304
Hibbett Sports, Inc.*	55	3,174
Teavana Holdings, Inc.*	58	785
ULTA Salon, Cosmetics & Fragrance, Inc.	33	3,081
Vitamin Shoppe, Inc.*	61	3,351

Total		12,695

Textiles, Apparel & Luxury Goods 2.00%
Steven Madden Ltd.*	32	1,016
Tumi Holdings, Inc.*	120	2,100
Under Armour, Inc. Class A*	28	2,645

Total		5,761

Investments	Shares	Fair Value

Thrifts & Mortgage Finance 2.39%
Nationstar Mortgage
Holdings, Inc.*	76	$1,635
Ocwen Financial Corp.*	279	5,240

Total		6,875

Trading Companies & Distributors 0.78%
Titan Machinery, Inc.*	74	2,247

Total Investments in Common Stocks 104.88% (cost $275,035)		302,002

Liabilities in Excess of Cash and Other Assets (4.88)%		(14,050)

Net Assets 100%		$287,952

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $275,035)	$302,002
Cash	10,980
Receivables:
Investment securities sold	13,072
From advisor (See Note 3)	6,123
Dividends	3

Total assets	332,180

LIABILITIES:
Payables:
Investment securities purchased	9,182
Management fee	167
Directors’ fees	11
Fund administration	9
Accrued expenses and other liabilities	34,859

Total liabilities	44,228

NET ASSETS	$287,952

COMPOSITION OF NET ASSETS:
Paid-in capital	$252,797
Accumulated net investment loss	(1,120)
Accumulated net realized gain on investments	9,308
Net unrealized appreciation on investments	26,967

Net Assets	$287,952

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	16,607
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.34

See Notes to Financial Statements.	7

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends	$173

Total investment income	173

Expenses:
Professional	18,422
Custody	13,808
Reports to shareholders	5,300
Management fee	1,017
Fund administration	54
Shareholder servicing	29
Directors’ fees	4
Other	2

Gross expenses	38,636
Management fee waived and expenses reimbursed (See Note 3)	(37,416)

Net expenses	1,220

Net investment loss	(1,047)

Net realized and unrealized gain:
Net realized gain on investments	9,725
Net change in unrealized appreciation/depreciation on investments	16,268

Net realized and unrealized gain	25,993

Net Increase in Net Assets Resulting From Operations	$24,946

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 30, 2011
Operations:
Net investment loss	$(1,047)	$(1,878)
Net realized gain on investments	9,725	29,105
Net change in unrealized appreciation/depreciation on investments	16,268	(32,354)

Net increase (decrease) in net assets resulting from operations	24,946	(5,127)

Distributions to shareholders from:
Net realized gain	—	(26,235)

Capital share transactions (See Note 10):
Proceeds from sales of shares	27,596	—
Reinvestment of distributions	—	26,235
Cost of shares reacquired	(79)	—

Net increase in net assets resulting from capital share transactions	27,517	26,235

Net increase (decrease) in net assets	52,463	(5,127)

NET ASSETS:
Beginning of period	$235,489	$240,616

End of period	$287,952	$235,489

Accumulated net investment loss	$(1,120)	$(73)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31/2011	4/23/2010 (a) to 12/31/2010
Per Share Operating Performance

Net asset value, beginning of period	$15.68		$18.04	$15.00

Investment operations:

Net investment loss(b)				—	(c)

Net realized and unrealized loss				(.49)

Total from investment operations				(.49)

Net asset value on SEC Effective Date, 5/1/2010				$14.51

Investment operations:

Net investment loss(b)	(.07)		(.14)	(.07)

Net realized and unrealized gain (loss)	1.73		(.25)	3.60

Total from investment operations	1.66		(.39)	3.53

Distributions to shareholders from:

Net realized gain	—		(1.97)	—

Net asset value, end of period	$17.34		$15.68	$18.04

Total Return(d)				20.27	%(e)(f)

Total Return(d)	10.59	%(e)	(2.14)%	24.33	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(e)	.90%	.90	%(h)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(e)	.90%	.90	%(h)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	14.16	%(e)	29.97%	40.95	%(h)

Net investment loss	(.38	)%(e)	(.76)%	(.72	)%(h)

Supplemental Data:

Net assets, end of period (000)	$288		$235	$241

Portfolio turnover rate	108.86	%(e)	173.40%	92.19%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 and fiscal year ended December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a

12

Notes to Financial Statements (unaudited)(continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$302,002	$—	$—	$302,002

Total	$302,002	$—	$—	$302,002

* See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $19 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$9,011
Net long-term capital gains	—	17,224

Total distributions paid	$—	$26,235

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$278,126

Gross unrealized gain	33,053
Gross unrealized loss	(9,177)

Net unrealized security gain	$23,876

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$329,290	$310,543

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and ADRs, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

15

Notes to Financial Statements (unaudited)(concluded)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	1,598	—
Reinvestment of distributions	—	1,679
Shares reacquired	(5)	—

Increase	1,593	1,679

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFDG-PORT-3-0612 (08/12)
LORD ABBETT DISTRIBUTOR LLC.	Developing Growth Portfolio

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Fundamental Equity
Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,038.10	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.77

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector June 30, 2012

Sector*	%**
Consumer Discretionary	13.02%
Consumer Staples	5.70%
Energy	8.36%
Financials	20.60%
Health Care	18.27%
Industrials	8.80%
Information Technology	10.99%
Materials	4.20%
Telecommunication Services	1.71%
Utilities	3.53%
Short-Term Investment	4.82%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 95.88%

Aerospace & Defense 0.50%
United Technologies Corp.	18,101	$1,367

Air Freight & Logistics 1.01%
FedEx Corp.	30,300	2,776

Airlines 0.71%
United Continental Holdings, Inc.*	80,400	1,956

Automobiles 1.35%
Ford Motor Co.	387,200	3,713

Beverages 2.01%
Beam, Inc.	18,600	1,162
Coca-Cola Co. (The)	33,744	2,638
Diageo plc ADR	16,712	1,723

Total		5,523

Biotechnology 2.73%
Celgene Corp.*	63,636	4,083
Onyx Pharmaceuticals, Inc.*	51,900	3,449

Total		7,532

Capital Markets 2.64%
Affiliated Managers Group, Inc.*	21,400	2,342
Franklin Resources, Inc.	18,200	2,020
Lazard Ltd. Class A	10,400	270
Raymond James Financial, Inc.	77,000	2,637

Total		7,269

Chemicals 1.89%
Ashland, Inc.	30,100	2,086
PPG Industries, Inc.	18,200	1,932
Sigma-Aldrich Corp.	16,059	1,187

Total		5,205

Commercial Banks 5.97%
BB&T Corp.	62,200	1,919
City National Corp.	17,953	872

Investments	Shares	Fair Value (000)

Cullen/Frost Bankers, Inc.	39,700	$2,282
Fifth Third Bancorp	126,500	1,695
PNC Financial Services Group, Inc. (The)	66,619	4,071
Signature Bank*	17,315	1,056
U.S. Bancorp	111,300	3,580
Wells Fargo & Co.	28,800	963

Total		16,438

Communications Equipment 0.35%
QUALCOMM, Inc.	17,300	963

Computers & Peripherals 0.85%
EMC Corp.*	91,482	2,345

Construction & Engineering 2.34%
Jacobs Engineering Group, Inc.*	73,600	2,787
URS Corp.	104,800	3,655

Total		6,442

Construction Materials 0.50%
Eagle Materials, Inc.	36,700	1,370

Consumer Finance 1.97%
Capital One Financial Corp.	99,500	5,439

Containers & Packaging 0.18%
Greif, Inc. Class A	11,900	488

Diversified Financial Services 2.09%
Bank of America Corp.	206,300	1,688
Citigroup, Inc.	37,700	1,033
JPMorgan Chase & Co.	84,634	3,024

Total		5,745

Diversified Telecommunication Services 1.72%
AT&T, Inc.	75,600	2,696
Verizon Communications, Inc.	45,900	2,040

Total		4,736

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 1.97%
Duke Energy Corp.*	85,700	$1,976
NextEra Energy, Inc.	50,000	3,441

Total		5,417

Electronic Equipment, Instruments & Components 2.11%
Anixter International, Inc.	66,400	3,522
Arrow Electronics, Inc.*	70,000	2,297

Total		5,819

Energy Equipment & Services 2.23%
GulfMark Offshore, Inc.
Class A*	12,900	439
Halliburton Co.	115,300	3,273
Schlumberger Ltd.	15,017	975
Superior Energy Services, Inc.*	42,100	852
Tidewater, Inc.	13,200	612

Total		6,151

Food & Staples Retailing 0.95%
CVS Caremark Corp.	56,167	2,625

Food Products 2.78%
Archer Daniels Midland Co.	136,119	4,018
Bunge Ltd.	58,093	3,645

Total		7,663

Health Care Providers & Services 7.99%
CIGNA Corp.	77,100	3,392
Community Health Systems, Inc.*	117,653	3,298
DaVita, Inc.*	37,800	3,712
Express Scripts Holding Co.*	80,700	4,506
Laboratory Corp. of America Holdings*	15,000	1,389
McKesson Corp.	28,982	2,717
UnitedHealth Group, Inc.	37,569	2,198
WellPoint, Inc.	12,400	791

Total		22,003

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 1.35%
Darden Restaurants, Inc.	60,000	$3,038
Las Vegas Sands Corp.	15,500	674

Total		3,712

Household Durables 0.52%
Harman International Industries, Inc.	36,200	1,433

Insurance 7.10%
ACE Ltd. (Switzerland)(a)	47,141	3,495
Berkshire Hathaway, Inc. Class B*	69,351	5,779
Marsh & McLennan Cos., Inc.	95,202	3,068
Prudential Financial, Inc.	37,300	1,806
Travelers Cos., Inc. (The)	68,000	4,341
XL Group plc (Ireland)(a)	50,600	1,065

Total		19,554

Internet Software & Services 1.73%
eBay, Inc.*	113,300	4,760

Life Sciences Tools & Services 2.06%
Life Technologies Corp.*	30,500	1,372
Thermo Fisher Scientific, Inc.	83,103	4,314

Total		5,686

Machinery 2.52%
Dover Corp.	31,842	1,707
Eaton Corp.	59,940	2,375
Kennametal, Inc.	35,800	1,187
Nordson Corp.	32,800	1,682

Total		6,951

Marine 0.05%
Kirby Corp.*	3,200	151

Media 6.65%
Comcast Corp. Class A	92,000	2,941
Interpublic Group of Cos., Inc. (The)	433,500	4,703
Omnicom Group, Inc.	88,557	4,304

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Media (continued)
Time Warner, Inc.	76,200	$2,934
Walt Disney Co. (The)	70,600	3,424

Total		18,306

Metals & Mining 0.98%
Reliance Steel & Aluminum Co.	53,300	2,692

Multi-Line Retail 1.58%
J.C. Penney Co., Inc.	48,100	1,121
Macy’s, Inc.	50,754	1,744
Target Corp.	25,800	1,501

Total		4,366

Multi-Utilities 1.59%
Dominion Resources, Inc.	39,700	2,144
PG&E Corp.	26,200	1,186
Xcel Energy, Inc.	37,300	1,059

Total		4,389

Oil, Gas & Consumable Fuels 6.18%
Anadarko Petroleum Corp.	50,604	3,350
Apache Corp.	21,184	1,862
Devon Energy Corp.	26,786	1,553
Exxon Mobil Corp.	69,111	5,914
Kinder Morgan, Inc.	45,500	1,466
Occidental Petroleum Corp.	19,300	1,656
Range Resources Corp.	19,900	1,231

Total		17,032

Paper & Forest Products 0.69%
International Paper Co.	65,500	1,894

Pharmaceuticals 5.61%
Eli Lilly & Co.	70,100	3,008
Pfizer, Inc.	155,400	3,574
Teva Pharmaceutical Industries Ltd. ADR	103,332	4,075
Warner Chilcott plc Class A (Ireland)*(a)	34,900	625
Watson Pharmaceuticals, Inc.*	56,500	4,181

Total		15,463

Investments	Shares	Fair Value (000)

Professional Services 1.00%
Manpower, Inc.	75,300	$2,760

Real Estate Investment Trusts 0.25%
Vornado Realty Trust	8,100	680

Real Estate Management & Development 0.74%
Jones Lang LaSalle, Inc.	29,000	2,041

Road & Rail 0.74%
CSX Corp.	54,200	1,212
Kansas City Southern	11,700	814

Total		2,026

Semiconductors & Semiconductor Equipment 4.91%
Broadcom Corp. Class A*	113,700	3,843
Intel Corp.	100,600	2,681
Lam Research Corp.*	51,800	1,955
Texas Instruments, Inc.	136,600	3,919
Xilinx, Inc.	33,600	1,128

Total		13,526

Software 1.12%
Microsoft Corp.	100,800	3,083

Specialty Retail 1.67%
Home Depot, Inc. (The)	73,800	3,910
Penske Automotive Group, Inc.	32,000	680

Total		4,590

Total Common Stocks
(cost $250,407,511)		264,080

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 4.86%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $13,670,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $13,642,660; proceeds: $13,373,807 (cost $13,373,795)	$13,374	$13,374

Total Investments in Securities 100.74% (cost $263,781,306)		277,454

Liabilities in Excess of Other Assets (0.74)%		(2,036)

Net Assets 100.00%		$275,418

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $263,781,306)	$277,453,539
Receivables:
Investment securities sold	3,161,258
Interest and dividends	208,052
Capital shares sold	140,324
From advisor (See Note 3)	8,825

Total assets	280,971,998

LIABILITIES:
Payables:
Investment securities purchased	5,113,141
Management fee	162,338
Capital shares reacquired	42,754
Directors’ fees	11,428
Fund administration	8,658
Accrued expenses and other liabilities	215,285

Total liabilities	5,553,604

NET ASSETS	$275,418,394

COMPOSITION OF NET ASSETS:
Paid-in capital	$259,019,386
Undistributed net investment income	717,756
Accumulated net realized gain on investments	2,008,997
Net unrealized appreciation on investments	13,672,255

Net Assets	$275,418,394

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	16,315,353
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.88

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $19,161)	$2,270,571
Interest	369

Total investment income	2,270,940

Expenses:
Management fee	1,006,790
Shareholder servicing	484,645
Fund administration	53,695
Professional	21,048
Reports to shareholders	13,665
Custody	11,223
Directors’ fees	3,907
Other	1,954

Gross expenses	1,596,927
Expense reductions (See Note 7)	(97)
Management fee waived (See Note 3)	(53,085)

Net expenses	1,543,745

Net investment income	727,195

Net realized and unrealized gain:
Net realized gain on investments	4,596,384
Net change in unrealized appreciation/depreciation on investments	3,787,010

Net realized and unrealized gain	8,383,394

Net Increase in Net Assets Resulting From Operations	$9,110,589

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$727,195	$491,499
Net realized gain on investments	4,596,384	9,086,392
Net change in unrealized appreciation/depreciation on investments	3,787,010	(16,056,138)

Net increase (decrease) in net assets resulting from operations	9,110,589	(6,478,247)

Distributions to shareholders from:
Net investment income	—	(506,706)
Net realized gains	—	(8,233,617)

Total distributions to shareholders	—	(8,740,323)

Capital share transactions (See Note 11):
Proceeds from sales of shares	39,800,898	136,801,941
Reinvestment of distributions	—	8,740,323
Cost of shares reacquired	(19,964,437)	(41,259,296)

Net increase in net assets resulting from capital share transactions	19,836,461	104,282,968

Net increase in net assets	28,947,050	89,064,398

NET ASSETS:
Beginning of period	$246,471,344	$157,406,946

End of period	$275,418,394	$246,471,344

Undistributed (distributions in excess of) net investment income	$717,756	$(9,439)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$16.26		$17.66	$14.88	$11.83	$16.84	$16.48

Investment operations:

Net investment income(a)	.05		.04	.05	.03	.08	.10

Net realized and unrealized gain (loss)	.57		(.84)	2.78	3.04	(4.92)	1.01

Total from investment operations	.62		(.80)	2.83	3.07	(4.84)	1.11

Distributions to shareholders from:

Net investment income	—		(.03)	(.05)	(.02)	(.08)	(.09)

Net realized gain	—		(.57)	—	—	(.09)	(.66)

Total distributions	—		(.60)	(.05)	(.02)	(.17)	(.75)

Net asset value, end of period	$16.88		$16.26	$17.66	$14.88	$11.83	$16.84

Total Return(b)	3.81	%(c)	(4.49)%	19.03%	25.97%	(28.67)%	6.72%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.23%	1.26%	1.27%	1.24%
Net investment income	.27	%(c)	.25%	.33%	.22%	.56%	.55%

Supplemental Data:

Net assets, end of period (000)	$275,418		$246,471	$157,407	$107,769	$76,884	$101,747

Portfolio turnover rate	47.08	%(c)	55.92%	73.39%	85.09%	81.82%	62.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

13

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$264,080	$—	$—	$264,080
Repurchase Agreement	—	13,374	—	13,374

Total	$264,080	$13,374	$—	$277,454

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .71% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $469,836 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$491,955
Net long-term capital gains	—	8,248,368

Total distributions paid	$—	$8,740,323

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$264,362,341

Gross unrealized gain	20,697,508
Gross unrealized loss	(7,606,310)

Net unrealized security gain	$13,091,198

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$136,506,164	$123,484,770

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current

16

Notes to Financial Statements (unaudited)(concluded)

market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	2,306,900	8,084,396
Reinvestment of distributions	—	542,204
Shares reacquired	(1,146,398)	(2,386,772)

Increase	1,160,502	6,239,828

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFFE-PORT-3-0612 (08/12)
LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Growth and

Income Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,048.80	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.57

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2012

Sector*	%**
Consumer Discretionary	10.30%
Consumer Staples	6.60%
Energy	9.63%
Financials	23.32%
Health Care	21.15%
Industrials	6.30%
Information Technology	11.64%
Materials	3.21%
Telecommunication Services	2.61%
Utilities	4.31%
Short-Term Investment	0.93%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.71%

Aerospace & Defense 0.65%
United Technologies Corp.	83,797	$6,329

Air Freight & Logistics 1.36%
FedEx Corp.	145,200	13,302

Airlines 0.91%
United Continental Holdings, Inc.*	367,100	8,932

Automobiles 1.61%
Ford Motor Co.	1,641,105	15,738

Beverages 1.96%
Coca-Cola Co. (The)	140,000	10,947
Diageo plc ADR	80,100	8,256

Total		19,203

Biotechnology 2.79%
Celgene Corp.*	266,422	17,094
Onyx Pharmaceuticals, Inc.*	154,251	10,250

Total		27,344

Capital Markets 1.61%
Franklin Resources, Inc.	111,500	12,375
State Street Corp.	75,761	3,382

Total		15,757

Chemicals 2.26%
Air Products & Chemicals, Inc.	30,100	2,430
Ashland, Inc.	148,900	10,320
PPG Industries, Inc.	88,400	9,381

Total		22,131

Commercial Banks 7.75%
BB&T Corp.	341,800	10,544
Fifth Third Bancorp	468,300	6,275
M&T Bank Corp.	139,779	11,542
PNC Financial Services
Group, Inc. (The)	306,269	18,716

Investments	Shares	Fair Value (000)

U.S. Bancorp	498,400	$16,029
Wells Fargo & Co.	384,000	12,841

Total		75,947

Communications Equipment 0.42%
QUALCOMM, Inc.	73,898	4,115

Computers & Peripherals 1.02%
EMC Corp.*	389,195	9,975

Construction & Engineering 1.03%
Jacobs Engineering Group, Inc.*	265,400	10,048

Consumer Finance 2.51%
Capital One Financial Corp.	450,523	24,626

Diversified Financial Services 2.16%
Bank of America Corp.	748,800	6,125
Citigroup, Inc.	154,100	4,224
JPMorgan Chase & Co.	302,700	10,816

Total		21,165

Diversified Telecommunication Services 2.60%
AT&T, Inc.	404,700	14,431
Verizon Communications, Inc.	248,400	11,039

Total		25,470

Electric: Utilities 2.27%
Duke Energy Corp.*	353,100	8,142
NextEra Energy, Inc.	204,600	14,079

Total		22,221

Electronic Equipment, Instruments & Components 0.87%
Arrow Electronics, Inc.*	259,940	8,529

Energy Equipment & Services 1.96%
Halliburton Co.	505,000	14,337
Schlumberger Ltd.	75,392	4,894

Total		19,231

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 1.35%
CVS Caremark Corp.	282,300	$13,192

Food Products 3.08%
Archer Daniels Midland Co.	495,311	14,621
Bunge Ltd.	247,380	15,521

Total		30,142

Health Care Equipment & Supplies 1.61%
Covidien plc (Ireland)(a)	294,571	15,760

Health Care Providers & Services 8.94%
CIGNA Corp.	364,852	16,053
DaVita, Inc.*	163,917	16,098
Express Scripts Holding Co.*	326,304	18,218
Laboratory Corp. of America
Holdings*	53,500	4,955
McKesson Corp.	126,000	11,813
UnitedHealth Group, Inc.	166,926	9,765
WellPoint, Inc.	166,500	10,621

Total		87,523

Hotels, Restaurants & Leisure 0.34%
Las Vegas Sands Corp.	76,900	3,344

Household Products 0.19%
Colgate-Palmolive Co.	17,600	1,832

Insurance 8.89%
ACE Ltd. (Switzerland)(a)	223,000	16,531
Berkshire Hathaway, Inc. Class B*	327,626	27,301
Marsh & McLennan Cos., Inc.	399,593	12,879
Prudential Financial, Inc.	163,900	7,937
Travelers Cos., Inc. (The)	276,000	17,620
XL Group plc (Ireland)(a)	228,700	4,812

Total		87,080

Internet Software & Services 2.04%
eBay, Inc.*	475,948	19,995

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 2.07%
Thermo Fisher Scientific, Inc.	390,000	$20,245

Machinery 1.91%
Dover Corp.	114,188	6,121
Eaton Corp.	317,760	12,593

Total		18,714

Media 5.25%
Comcast Corp. Class A	545,002	17,423
Omnicom Group, Inc.	102,938	5,003
Time Warner, Inc.	317,300	12,216
Walt Disney Co. (The)	345,874	16,775

Total		51,417

Multi-Line Retail 1.31%
J.C. Penney Co., Inc.	190,700	4,445
Target Corp.	143,545	8,353

Total		12,798

Multi-Utilities 2.02%
Dominion Resources, Inc.	143,800	7,765
PG&E Corp.	159,800	7,234
Xcel Energy, Inc.	170,400	4,841

Total		19,840

Oil, Gas & Consumable Fuels 7.63%
Anadarko Petroleum Corp.	195,900	12,969
Apache Corp.	80,900	7,110
Devon Energy Corp.	121,500	7,046
Exxon Mobil Corp.	278,289	23,813
Imperial Oil Ltd. (Canada)(a)	84,216	3,513
Kinder Morgan, Inc.	174,900	5,635
Occidental Petroleum Corp.	107,200	9,195
Range Resources Corp.	87,827	5,434

Total		74,715

Paper & Forest Products 0.94%
International Paper Co.	317,383	9,176

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 5.67%
Eli Lilly & Co.	299,300	$12,843
Pfizer, Inc.	615,600	14,159
Teva Pharmaceutical Industries Ltd. ADR	400,167	15,782
Watson Pharmaceuticals, Inc.*	172,174	12,739

Total		55,523

Real Estate Investment Trusts 0.30%
Vornado Realty Trust	35,300	2,964

Road & Rail 0.43%
CSX Corp.	188,226	4,209

Semiconductors & Semiconductor Equipment 5.73%
Broadcom Corp. Class A*	429,100	14,503
Intel Corp.	560,628	14,941
Lam Research Corp.*	236,600	8,929
Texas Instruments, Inc.	620,000	17,788

Total		56,161

Software 1.51%
Microsoft Corp.	483,300	14,784

Specialty Retail 1.76%
Home Depot, Inc. (The)	325,100	17,227

Total Common Stocks (cost $904,160,582)		966,704

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.93%

Repurchase Agreement

Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $9,320,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $9,301,360; proceeds: $9,115,260 (cost $9,115,252)	$9,115	$9,115

Total Investments in Securities 99.64% (cost $913,275,834)		$975,819

Other Assets in Excess of Liabilities 0.36%		3,494

Net Assets 100.00%		$979,313

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $913,275,834)	$975,819,157
Receivables:
Investment securities sold	11,599,237
Interest and dividends	687,680
Capital shares sold	4,584,275
Prepaid expenses	785

Total assets	992,691,134

LIABILITIES:
Payables:
Investment securities purchased	11,617,086
Management fee	390,273
Capital shares reacquired	335,703
Directors’ fees	174,499
Fund administration	31,222
Accrued expenses and other liabilities	829,375

Total liabilities	13,378,158

NET ASSETS	$979,312,976

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,330,042,779
Undistributed net investment income	3,698,296
Accumulated net realized loss on investments	(416,971,527)
Net unrealized appreciation on investments	62,543,428

Net Assets	$979,312,976

Outstanding shares (200 million shares of common stock authorized, $.001 par value)	42,154,708
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$23.23

See Notes to Financial Statements.	7

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $89,956)	$8,529,178
Interest	568

Total investment income	8,529,746

Expenses:
Management fee	2,541,278
Shareholder servicing	1,795,981
Fund administration	204,035
Reports to shareholders	50,300
Professional	30,348
Directors’ fees	15,632
Custody	13,020
Other	10,803

Gross expenses	4,661,397
Expense reductions (See Note 7)	(370)

Net expenses	4,661,027

Net investment income	3,868,719

Net realized and unrealized gain:
Net realized gain on investments	17,103,857
Net change in unrealized appreciation/depreciation on investments	28,632,914

Net realized and unrealized gain	45,736,771

Net Increase in Net Assets Resulting From Operations	$49,605,490

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$3,868,719	$7,683,215
Net realized gain on investments	17,103,857	146,602,547
Net change in unrealized appreciation/depreciation on investments	28,632,914	(219,105,362)

Net increase (decrease) in net assets resulting from operations	49,605,490	(64,819,600)

Distributions to shareholders from:
Net investment income	—	(7,754,051)

Capital share transactions (See Note 11):
Proceeds from sales of shares	17,526,853	43,655,104
Reinvestment of distributions	—	7,754,051
Cost of shares reacquired	(81,413,948)	(159,125,511)

Net decrease in net assets resulting from capital share transactions	(63,887,095)	(107,716,356)

Net decrease in net assets	(14,281,605)	(180,290,007)

NET ASSETS:
Beginning of period	$993,594,581	$1,173,884,588

End of period	$979,312,976	$993,594,581

Undistributed (distributions in excess of) net investment income	$3,698,296	$(170,423)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009		2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$22.15		$23.77	$20.35	$17.27		$27.91	$29.34

Investment operations:

Net investment income(a)	.09		.16	.12	.17		.35	.39

Net realized and unrealized gain (loss)	.99		(1.61)	3.42	3.10		(10.55)	.64

Total from investment operations	1.08		(1.45)	3.54	3.27		(10.20)	1.03

Distributions to shareholders from:

Net investment income	—		(.17)	(.12)	(.19)		(.36)	(.38)

Net realized gain	—		—	—	—		(.08)	(2.08)

Total distributions	—		(.17)	(.12)	(.19)		(.44)	(2.46)

Net asset value, end of period	$23.23		$22.15	$23.77	$20.35		$17.27	$27.91

Total Return(b)	4.88	%(c)	(6.08)%	17.41%	18.90%		(36.42)%	3.44%

Ratios to Average Net Assets:

Expenses, including expense reductions	.45	%(c)	.92%	.92%	.93%		.90%	.88%

Expenses, excluding expense reductions	.45	%(c)	.92%	.92%	.93%		.90%	.88%

Net investment income	.38	%(c)	.70%	.54%	.95%		1.51%	1.27%

Supplemental Data:

Net assets, end of period (000)	$979,313		$993,595	$1,173,885	$1,106,957		$1,490,095	$2,407,662

Portfolio turnover rate	44.53	%(c)	70.69%	55.80%	71.71	%(d)	113.29%	91.72	%(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemption in-kind transactions.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

12

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$966,704	$—	$—	$966,704
Repurchase Agreement	—	9,115	—	9,115

Total	$966,704	$9,115	$—	$975,819

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2012, the effective management fee was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $1,761,653 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$7,754,051

Total distributions paid	$—	$7,754,051

As of December 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total

$31,770,658	$382,145,608	$413,916,266

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

14

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$929,462,948

Gross unrealized gain	69,842,499
Gross unrealized loss	(23,486,290)

Net unrealized security gain	$46,356,209

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$448,860,188	$511,641,050

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

15

Notes to Financial Statements (unaudited)(concluded)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	745,878	1,914,548
Reinvestment of distributions	—	352,778
Shares reacquired	(3,442,128)	(6,802,549)

Decrease	(2,696,250)	(4,535,223)

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Series Fund, Inc.	LASFGI-3-0612 (08/12)
LORD ABBETT DISTRIBUTOR LLC.
Growth and Income Portfolio

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Growth

Opportunities Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,097.30	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$6.02

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	22.66%
Consumer Staples	8.63%
Energy	3.93%
Financials	6.51%
Health Care	17.24%
Industrials	12.05%
Information Technology	21.40%
Materials	6.41%
Utilities	0.31%
Short-Term Investment	0.86%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.34%

Aerospace & Defense 1.83%
BE Aerospace, Inc.*	21,951	$958
Spirit AeroSystems Holdings, Inc. Class A*	28,617	682

Total		1,640

Auto Components 0.69%
BorgWarner, Inc.*	9,424	618

Automobiles 0.97%
Harley-Davidson, Inc.	19,032	870

Beverages 1.50%
Dr. Pepper Snapple Group, Inc.	30,732	1,345

Biotechnology 2.00%
Ariad Pharmaceuticals, Inc.*	10,580	182
Onyx Pharmaceuticals, Inc.*	7,294	485
Vertex Pharmaceuticals, Inc.*	20,181	1,128

Total		1,795

Building Products 0.53%
Lennox International, Inc.	10,277	479

Capital Markets 1.90%
Affiliated Managers Group, Inc.*	9,283	1,016
Invesco Ltd.	30,354	686

Total		1,702

Chemicals 5.74%
Airgas, Inc.	12,792	1,075
Ashland, Inc.	17,212	1,193
Ecolab, Inc.	17,177	1,177
FMC Corp.	19,792	1,059
Sigma-Aldrich Corp.	8,785	649

Total		5,153

Investments	Shares	Fair Value (000)

Communications Equipment 1.50%
Ciena Corp.*	34,638	$567
F5 Networks, Inc.*	7,836	780

Total		1,347

Computers & Peripherals 3.17%
NCR Corp.*	59,688	1,357
Teradata Corp.*	20,608	1,484

Total		2,841

Construction & Engineering 0.56%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	13,264	503

Consumer Finance 1.28%
Discover Financial Services	33,233	1,149

Containers & Packaging 0.68%
Rock-Tenn Co. Class A	11,163	609

Diversified Financial Services 1.13%
Moody’s Corp.	27,834	1,017

Electric: Utilities 0.31%
ITC Holdings Corp.	4,100	283

Electrical Equipment 2.28%
AMETEK, Inc.	27,993	1,397
Rockwell Automation, Inc.	9,852	651

Total		2,048

Electronic Equipment, Instruments & Components 0.79%
Jabil Circuit, Inc.	34,657	705

Energy Equipment & Services 1.78%
Atwood Oceanics, Inc.*	9,620	364
GulfMark Offshore, Inc. Class A*	11,038	376
Oceaneering International, Inc.	12,205	584
Tidewater, Inc.	5,946	276

Total		1,600

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 1.95%
Whole Foods Market, Inc.	18,364	$1,750

Food Products 3.15%
Flowers Foods, Inc.	31,504	732
H.J. Heinz Co.	16,691	908
Hershey Co. (The)	16,467	1,186

Total		2,826

Health Care Equipment & Supplies 2.36%
IDEXX Laboratories, Inc.*	15,514	1,491
Intuitive Surgical, Inc.*	1,133	628

Total		2,119

Health Care Providers & Services 5.48%
Community Health Systems, Inc.*	21,557	605
DaVita, Inc.*	17,953	1,763
Henry Schein, Inc.*	17,659	1,386
MEDNAX, Inc.*	16,942	1,161

Total		4,915

Health Care Technology 2.52%
SXC Health Solutions Corp.*	22,776	2,260

Hotels, Restaurants & Leisure 3.37%
Marriott International, Inc. Class A	31,924	1,251
Panera Bread Co. Class A*	3,675	512
Penn National Gaming, Inc.*	11,899	531
Starwood Hotels & Resorts Worldwide, Inc.	13,796	732

Total		3,026

Household Products 1.04%
Clorox Co. (The)	12,826	929

Information Technology Services 1.28%
Alliance Data Systems Corp.*	8,515	1,150

Internet & Catalog Retail 0.55%
Expedia, Inc.	10,313	496

Investments	Shares	Fair Value (000)

Internet Software & Services 1.26%
LinkedIn Corp. Class A*	4,311	$458
VeriSign, Inc.*	15,377	670

Total		1,128

Life Sciences Tools & Services 1.91%
Agilent Technologies, Inc.	43,618	1,712

Machinery 2.93%
Eaton Corp.	11,938	473
Flowserve Corp.	8,092	928
IDEX Corp.	20,052	782
SPX Corp.	6,884	450

Total		2,633

Media 2.07%
Discovery Communications, Inc. Class A*	34,488	1,862

Multi-Line Retail 3.21%
Dollar General Corp.*	38,470	2,092
Macy’s, Inc.	22,992	790

Total		2,882

Oil, Gas & Consumable Fuels 2.16%
Concho Resources, Inc.*	6,915	589
Continental Resources, Inc.*	9,705	646
Range Resources Corp.	11,344	702

Total		1,937

Personal Products 1.01%
Mead Johnson Nutrition Co.	11,287	909

Pharmaceuticals 3.02%
Perrigo Co.	9,190	1,084
Watson Pharmaceuticals, Inc.*	21,973	1,626

Total		2,710

Professional Services 1.35%
IHS, Inc. Class A*	11,227	1,209

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 1.03%
Weyerhaeuser Co.	41,533	$929

Real Estate Management & Development 1.18%
CBRE Group, Inc.*	64,677	1,058

Road & Rail 1.31%
Kansas City Southern	16,924	1,177

Semiconductors & Semiconductor Equipment 5.11%
Altera Corp.	19,938	675
Analog Devices, Inc.	18,869	711
Avago Technologies Ltd.
(Singapore)(a)	27,348	982
Cavium, Inc.*	14,660	410
Maxim Integrated Products, Inc.	21,712	556
NVIDIA Corp.*	41,671	576
Xilinx, Inc.	20,111	675

Total		4,585

Software 8.34%
ANSYS, Inc.*	14,660	925
BroadSoft, Inc.*	11,885	344
Citrix Systems, Inc.*	20,473	1,719
Concur Technologies, Inc.*	9,779	666
MICROS Systems, Inc.*	23,571	1,207
Nuance Communications, Inc.*	18,280	435
Red Hat, Inc.*	25,771	1,456
TIBCO Software, Inc.*	24,578	735

Total		7,487

Specialty Retail 8.27%
Bed Bath & Beyond, Inc.*	13,838	855
Dick’s Sporting Goods, Inc.	22,009	1,056
DSW, Inc. Class A	19,134	1,041
Limited Brands, Inc.	17,608	749
O’Reilly Automotive, Inc.*	8,467	709
Ross Stores, Inc.	20,744	1,296

Investments	Shares	Fair Value (000)

Sally Beauty Holdings, Inc.*	20,946	$539
Tiffany & Co.	8,712	461
Tractor Supply Co.	8,614	716

Total		7,422

Textiles, Apparel & Luxury Goods 3.56%
Hanesbrands, Inc.*	37,467	1,039
Michael Kors Holdings Ltd. (Hong Kong)*(a)	11,408	477
PVH Corp.	3,878	302
Under Armour, Inc. Class A*	4,494	424
VF Corp.	7,169	957

Total		3,199

Trading Companies & Distributors 1.28%
W.W. Grainger, Inc.	6,010	1,149

Total Common Stocks (cost $82,080,873)		89,163

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.87%

Repurchase Agreement

Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $795,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $793,410; proceeds: $776,016 (cost $776,015)	$776	776

Total Investments in Securities 100.21% (cost $82,856,888)		89,939

Liabilities in Excess of
Other Assets (0.21)%		(187)

Net Assets 100.00%		$89,752

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $82,856,888)	$89,939,461
Receivables:
Investment securities sold	2,268,201
Interest and dividends	52,029
From advisor (See Note 3)	7,066
Capital shares sold	846

Total assets	92,267,603

LIABILITIES:

Payables:
Investment securities purchased	2,252,723
Capital shares reacquired	58,660
Management fee	57,486
Directors’ fees	10,030
Fund administration	2,874
Accrued expenses and other liabilities	133,587

Total liabilities	2,515,360

NET ASSETS	$89,752,243

COMPOSITION OF NET ASSETS:
Paid-in capital	$81,489,218
Accumulated net investment loss	(227,631)
Accumulated net realized gain on investments	1,408,083
Net unrealized appreciation on investments	7,082,573

Net Assets	$89,752,243

Outstanding shares (50 million shares of common stock authorized, $.001 per share)	6,687,156
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.42

See Notes to Financial Statements.	7

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $498)	$349,794
Interest	30

Total investment income	349,824

Expenses:
Management fee	378,616
Shareholder servicing	173,989
Professional	20,479
Fund administration	18,931
Reports to shareholders	10,975
Custody	6,170
Directors’ fees	1,454
Other	1,068

Gross expenses	611,682
Expense reductions (See Note 7)	(34)
Management fee waived (See Note 3)	(43,724)

Net expenses	567,924

Net investment loss	(218,100)

Net realized and unrealized gain:
Net realized gain on investments	2,051,884
Net change in unrealized appreciation/depreciation on investments	7,173,687

Net realized and unrealized gain	9,225,571

Net Increase in Net Assets Resulting From Operations	$9,007,471

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment loss	$(218,100)	$(443,022)
Net realized gain on investments	2,051,884	17,306,904
Net change in unrealized appreciation/depreciation on investments	7,173,687	(26,469,745)

Net increase (decrease) in net assets resulting from operations	9,007,471	(9,605,863)

Distributions to shareholders from:
Net realized gain	—	(21,511,927)

Capital share transactions (See Note 11):
Proceeds from sales of shares	4,121,257	13,856,389
Reinvestment of distributions	—	21,511,927
Cost of shares reacquired	(12,792,358)	(24,510,669)

Net increase (decrease) in net assets resulting from capital share transactions	(8,671,101)	10,857,647

Net increase (decrease) in net assets	336,370	(20,260,143)

NET ASSETS:
Beginning of period	$89,415,873	$109,676,016

End of period	$89,752,243	$89,415,873

Accumulated net investment loss	$(227,631)	$(9,531)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$12.23		$17.58	$14.38	$9.88	$16.34	$14.67

Investment operations:

Net investment loss(a)	(.03)		(.07)	(.03)	(.03)	(.06)	(.09)

Net realized and unrealized gain (loss)	1.22		(1.64)	3.33	4.53	(6.20)	3.22

Total from investment operations	1.19		(1.71)	3.30	4.50	(6.26)	3.13

Distributions to shareholders from:

Net realized gain	—		(3.64)	(.10)	—	(.20)	(1.46)

Net asset value, end of period	$13.42		$12.23	$17.58	$14.38	$9.88	$16.34

Total Return(b)	9.73	%(c)	(10.05)%	22.92%	45.55%	(38.24)%	21.28%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.28%	1.26%	1.33%	1.35%	1.31%

Net investment loss	(.23	)%(c)	(.43)%	(.21)%	(.30)%	(.43)%	(.55)%

Supplemental Data:

Net assets, end of period (000)	$89,752		$89,416	$109,676	$107,098	$74,912	$126,418

Portfolio turnover rate	84.21	%(c)	116.06%	112.24%	83.55%	125.21%	118.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

12

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$89,163	$—	$—	$89,163
Repurchase Agreement	—	776	—	776

Total	$89,163	$776	$—	$89,939

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .71% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

13

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $165,644 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$5,858,936
Net long-term capital gains	—	15,652,991

Total distributions paid	$—	$21,511,927

14

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$83,160,523

Gross unrealized gain	8,854,867
Gross unrealized loss	(2,075,929)

Net unrealized security gain	$6,778,938

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$79,169,172	$88,343,081

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

15

Notes to Financial Statements (unaudited)(concluded)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	303,056	861,688
Reinvestment of distributions	—	1,672,393
Shares reacquired	(927,917)	(1,459,052)

Increase (decrease)	(624,861)	1,075,029

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3-0612 (08/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—International
Core Equity Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — International Core Equity Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,025.20	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.55	$4.37

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	9.43%
Consumer Staples	12.96%
Energy	6.72%
Financials	18.27%
Health Care	9.00%
Industrials	12.27%
Information Technology	7.41%
Materials	7.08%
Telecommunication Services	5.50%
Utilities	5.44%
Short-Term Investment	5.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	U.S. $ Fair Value

LONG-TERM INVESTMENTS 95.09%

COMMON STOCKS 94.77%

Australia 3.99%

Beverages 1.35%
Coca-Cola Amatil Ltd.	5,671	$77,933

Construction & Engineering 0.93%
Leighton Holdings Ltd.	3,184	53,630

Health Care Equipment & Supplies 0.08%
ResMed, Inc. CDI*	1,444	4,571

Health Care Providers & Services 1.13%
Sonic Healthcare Ltd.	5,011	65,539

Media 0.50%
Seven West Media Ltd.	16,024	28,907

Total Australia		230,580

Belgium 2.27%

Beverages
Anheuser-Busch InBev NV	1,662	131,034

Canada 2.48%

Metals & Mining 1.97%
Yamana Gold, Inc.	7,400	113,960

Oil, Gas & Consumable Fuels 0.51%
Baytex Energy Corp.	700	29,489

Total Canada		143,449

China 0.54%

Automobiles

Dongfeng Motor Group Co., Ltd. Class H	20,000	31,261

Investments	Shares	U.S. $ Fair Value

Finland 0.62%

Electric: Utilities
Fortum OYJ	1,879	$35,683

France 5.33%

Aerospace & Defense 1.17%
Safran SA	1,819	67,551

Construction & Engineering 0.31%
Vinci SA	381	17,806

Electrical Equipment 1.06%
Schneider Electric SA	1,106	61,475

Food & Staples Retailing 0.50%
Carrefour SA	1,581	29,194

Food Products 1.42%
Danone SA	1,316	81,785

Media 0.87%
Vivendi SA	2,692	50,020

Total France		307,831

Germany 6.15%

Air Freight & Logistics 1.26%
Deutsche Post AG Registered Shares	4,124	72,968

Electric: Utilities 1.03%
E. On AG	2,754	59,512

Health Care Equipment & Supplies 2.15%
Fresenius SE & Co. KGaA	1,196	123,831

Household Products 0.74%
Henkel KGaA	773	42,895

Software 0.97%
SAP AG	940	55,662

Total Germany		354,868

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	U.S. $ Fair Value

Hong Kong 4.32%

Auto Components 0.43%
Minth Group Ltd.	23,000	$24,951

Chemicals 0.42%
Huabao International Holdings Ltd.	48,868	24,305

Real Estate Management & Development 1.31%
New World Development Co., Ltd.	64,000	75,415

Water Utilities 0.54%
Guangdong Investment Ltd.	43,480	31,475

Wireless Telecommunication Services 1.62%
China Mobile Ltd.	8,500	93,309

Total Hong Kong		249,455

Indonesia 0.68%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	95,894	39,429

Ireland 2.87%

Media 1.43%
WPP plc	6,801	82,563

Pharmaceuticals 1.44%
Shire plc	2,897	83,346

Total Ireland		165,909

Israel 1.72%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	2,520	99,389

Italy 1.03%

Commercial Banks 0.51%
Intesa Sanpaolo SpA	20,663	29,409

Investments	Shares	U.S. $ Fair Value

Diversified Telecommunication Services 0.52%
Telecom Italia SpA	30,398	$30,037

Total Italy		59,446

Japan 15.48%

Automobiles 3.38%
Honda Motor Co., Ltd.	2,230	77,817
Toyota Motor Corp.	2,900	117,050

		194,867

Chemicals 0.82%
Asahi Kasei Corp.	8,715	47,241

Commercial Banks 1.05%
Bank of Yokohama Ltd. (The)	12,855	60,780

Consumer Finance 1.25%
ORIX Corp.	774	72,134

Electronic Equipment, Instruments & Components 1.44%
Hitachi Ltd.	13,500	83,239

Insurance 0.70%
NKSJ Holdings, Inc.	1,900	40,447

Office Electronics 1.00%
Canon, Inc.	1,450	57,870

Road & Rail 1.85%
East Japan Railway Co.	1,700	106,745

Tobacco 1.54%
Japan Tobacco, Inc.	3,000	88,877

Trading Companies & Distributors 2.45%
Mitsui & Co., Ltd.	4,640	68,950
Sumitomo Corp.	5,200	72,757

		141,707

Total Japan		893,907

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	U.S. $ Fair Value

Netherlands 2.63%

Diversified Financial Services 1.21%
ING Groep NV CVA*	10,412	$69,803

Food & Staples Retailing 1.42%
Koninklijke Ahold NV	6,609	81,868

Total Netherlands		151,671

Norway 2.28%

Commercial Banks 0.54%
DnB NOR ASA	3,135	31,173

Diversified Telecommunication Services 1.60%
Telenor ASA	5,519	92,268

Insurance 0.14%
Storebrand ASA*	2,140	8,420

Total Norway		131,861

Poland 0.75%

Electric: Utilities
PGE SA	7,358	43,085

Russia 0.35%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	2,100	19,940

Singapore 2.76%

Commercial Banks 1.17%
DBS Group Holdings Ltd.	6,096	67,335

Industrial Conglomerates 1.59%
Keppel Corp., Ltd.	11,200	91,756

Total Singapore		159,091

South Korea 3.84%

Automobiles 1.26%
Hyundai Motor Co.	356	73,084

Investments	Shares	U.S. $ Fair Value

Commercial Banks 1.15%
DGB Financial Group, Inc.	5,420	$66,276

Semiconductors & Semiconductor Equipment 1.43%
Samsung Electronics Co., Ltd.	78	82,601

Total South Korea		221,961

Sweden 1.69%

Commercial Banks
Swedbank AB A Shares	6,186	97,454

Switzerland 4.87%

Chemicals 1.61%
Syngenta AG Registered Shares	271	92,770

Electrical Equipment 0.95%
ABB Ltd.*	3,374	55,091

Food Products 0.64%
Nestle SA Registered Shares	621	37,060

Insurance 1.67%
Swiss Re Ltd.*	1,525	96,139

Total Switzerland		281,060

Taiwan 2.65%

Computers & Peripherals 1.27%
Asustek Computer, Inc.	8,000	73,533

Semiconductors & Semiconductor Equipment 1.38%
Siliconware Precision Industries Co. ADR	15,300	79,407

Total Taiwan		152,940

Thailand 1.81%

Commercial Banks
Bangkok Bank Public Co., Ltd.	15,870	104,360

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	U.S. $ Fair Value

Turkey 1.15%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	16,241	$66,465

United Kingdom 21.46%

Commercial Banks 1.99%
Barclays plc	10,965	28,018
HSBC Holdings plc ADR	621	27,405
Lloyds Banking Group plc*	121,667	59,436

		114,859

Construction & Engineering 0.82%
Balfour Beatty plc	10,062	47,049

Electric: Utilities 1.27%
SSE plc	3,365	73,409

Food Products 1.67%
Unilever plc	2,878	96,625

Insurance 1.60%
Prudential plc	7,980	92,528

Media 0.80%
British Sky Broadcasting
Group plc	4,249	46,322

Metals & Mining 2.34%
Anglo American plc	2,040	67,045
Rio Tinto plc ADR	800	38,248
Vedanta Resources plc	2,084	29,871

		135,164

Multi-Utilities 1.28%
National Grid plc	6,999	74,176

Investments	Shares	U.S. $ Fair Value

Oil, Gas & Consumable Fuels 5.94%
Afren plc*	34,193	$55,582
BG Group plc	3,720	76,154
Cairn Energy plc*	20,368	84,813
Tullow Oil plc	5,470	126,426

		342,975

Pharmaceuticals 1.52%
GlaxoSmithKline plc ADR	1,928	87,859

Tobacco 1.55%
Imperial Tobacco Group plc	2,316	89,231

Wireless Telecommunication Services 0.68%
Vodafone Group plc	13,903	39,078

Total United Kingdom		1,239,275

United States 1.05%

Health Care Equipment & Supplies ResMed, Inc.*	1,950	60,840

Total Common Stocks (cost $5,539,843)		5,472,244

PREFERRED STOCK 0.32%

Germany

Automobiles Volkswagen AG (cost $18,241)	116	18,377

Total Long-Term Investments (cost $5,558,084)		$5,490,621

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Principal Amount (000)	U.S. $ Fair Value

SHORT-TERM INVESTMENT 5.98%

Repurchase Agreement

Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $355,000 of Federal Home Loan Bank at 0.22% due 8/8/2013; value: $355,000; proceeds: $345,294 (cost $345,294)	$345,294	$345,294

Total Investments in Securities 101.07% (cost $5,903,378)		5,835,915

Liabilities in Excess of Foreign Cash and Other Assets (1.07)%		(61,936)

Net Assets 100%		$5,773,979

ADR	American Depositary Receipt.
*	Non-income producing security.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $5,903,378)	$5,835,915
Foreign cash, at value (cost $32,178)	32,286
Receivables:
Investment securities sold	43,889
Capital shares sold	17,383
From advisor (See Note 3)	15,415
Interest and dividends	12,427

Total assets	5,957,315

LIABILITIES:
Payables:
Investment securities purchased	107,693
Management fee	3,222
Fund administration	172
Directors’ fees	61
Accrued expenses and other liabilities	72,188

Total liabilities	183,336

NET ASSETS	$5,773,979

COMPOSITION OF NET ASSETS:
Paid-in capital	$6,031,181
Undistributed net investment income	97,884
Accumulated net realized loss on investments and foreign currency related transactions	(287,894)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(67,192)

Net Assets	$5,773,979

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	417,933
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.82

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $8,885)	$118,728
Interest	13

Total investment income	118,741

Expenses:
Management fee	16,834
Custody	62,370
Professional	21,261
Shareholder servicing	9,180
Reports to shareholders	6,660
Fund administration	898
Directors’ fees	55
Other	28

Gross expenses	117,286
Expense reductions (See Note 7)	(2)
Management fee waived and expenses reimbursed (See Note 3)	(97,758)

Net expenses	19,526

Net investment income	99,215

Net realized and unrealized gain (loss):
Net realized loss on investments (net of foreign capital gains tax) and foreign currency related transactions	(169,522)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	108,372

Net realized and unrealized loss	(61,150)

Net Increase in Net Assets Resulting From Operations	$38,065

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 30, 2011
Operations:
Net investment income	$99,215	$26,486
Net realized loss on investments (net of foreign capital gains tax) and foreign currency related transactions	(169,522)	(115,655)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	108,372	(214,500)

Net increase (decrease) in net assets resulting from operations	38,065	(303,669)

Distributions to shareholders from:
Net investment income	—	(28,171)

Capital share transactions (See Note 11):
Proceeds from sales of shares	2,603,997	3,178,683
Reinvestment of distributions	—	28,171
Cost of shares reacquired	(244,033)	(84,236)

Net increase in net assets resulting from capital share transactions	2,359,964	3,122,618

Net increase in net assets	2,398,029	2,790,778

NET ASSETS:
Beginning of period	$3,375,950	$585,172

End of period	$5,773,979	$3,375,950

Undistributed (distributions in excess of) net investment income	$97,884	$(1,331)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31/2011	4/16/2010(a) to 12/31/2010
Per Share Operating Performance

Net asset value, beginning of period	$13.48		$15.72	$15.00

Investment operations:

Net investment income(b)				.01

Net realized and unrealized loss				(.37)

Total from investment operations				(.36)

Net asset value on SEC Effective Date, 5/1/2010				$14.64

Investment operations:

Net investment income(b)	.31		.24	.10

Net realized and unrealized gain (loss)	.03		(2.36)	1.04

Total from investment operations	.34		(2.12)	1.14

Distributions to shareholders from:

Net investment income	—		(.12)	(.06)

Net asset value, end of period	$13.82		$13.48	$15.72

Total Return(c)				5.20	%(d)(e)

Total Return(c)	2.52	%(d)	(13.47)%	7.79	%(d)(f)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.87	%(g)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.87	%(g)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.59	%(d)	10.75%	63.34	%(g)

Net investment income	2.19	%(d)	1.65%	1.02	%(g)

Supplemental Data:

Net assets, end of period (000)	$5,774		$3,376	$585

Portfolio turnover rate	39.44	%(d)	61.91%	50.25%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

13

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 and fiscal year ended December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments (net of foreign capital gains tax) and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

14

Notes to Financial Statements (unaudited)(continued)

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$545,017	$4,927,227	$ —	$5,472,244
Preferred Stock	—	18,377	—	18,377
Repurchase Agreement	—	345,294	—	345,294

Total	$545,017	$5,290,898	$ —	$5,835,915

*	See Schedule of Investments for fair values in each industry.

As of June 30, 2012, the Fund utilized adjusted valuations of substantially all foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of December 31, 2011, the Fund utilized adjusted valuations of certain foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for certain foreign securities. Accordingly, the valuations of substantially all foreign securities as of June 30, 2012 were categorized as Level 2 inputs. As of June 30, 2012, the total fair value of transfers related to adjusted valuations for substantially all foreign securities from Level 1 to Level 2 during the period was $4,927,227.

15

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .87%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $7,856 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

16

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follow:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$28,171

Total distributions paid	$—	$28,171

As of December 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2018	Indefinite	Total

$814	$39,957	$40,771

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,956,976

Gross unrealized gain	227,359
Gross unrealized loss	(348,420)

Net unrealized security loss	$(121,061)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$4,054,563	$1,732,973

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

17

Notes to Financial Statements (unaudited)(continued)

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

18

Notes to Financial Statements (unaudited)(concluded)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	183,998	216,215
Reinvestment of distributions	—	2,119
Shares reacquired	(16,483)	(5,151)

Increase	167,515	213,183

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. International Core Equity Portfolio	SFICE-PORT-3-0612 (08/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—International

Opportunities Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — International Opportunities Portfolio Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,054.80	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	19.11%
Consumer Staples	10.97%
Energy	4.86%
Financials	15.07%
Health Care	3.92%
Industrials	19.47%
Information Technology	14.79%
Materials	6.16%
Telecommunication Services	0.70%
Utilities	3.86%
Short-Term Investment	1.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 98.89%

COMMON STOCKS 97.03%

Australia 3.14%

Beverages 1.11%
Treasury Wine Estates Ltd.	112,636	$505

Multi-Utilities 0.93%
DUET Group	223,889	424

Trading Companies & Distributors 1.10%
Emeco Holdings Ltd.	557,699	504

Total Australia		1,433

Belgium 1.02%

Electric: Utilities
Elia System Operator SA	11,374	468

Canada 2.02%

Metals & Mining 0.81%
HudBay Minerals, Inc.	47,802	369

Oil, Gas & Consumable Fuels 1.21%
Bankers Petroleum Ltd. *	95,300	167
Bellatrix Exploration Ltd. *	72,908	227
Vero Energy, Inc.	101,567	161

		555

Total Canada		924

Finland 1.23%

Leisure Equipment & Products
Amer Sports OYJ A Shares	49,235	561

France 6.54%

Beverages 0.79%
Remy Cointreau SA	3,305	363

Investments	Shares	U.S. $ Fair Value (000)

Computers & Peripherals 1.69%
Gemalto NV	10,778	$774

Electronic Equipment, Instruments & Components 1.25%
Ingenico	11,741	570

Information Technology Services 2.02%
AtoS	15,480	926

Media 0.66%
Ipsos SA	10,181	300

Semiconductors & Semiconductor Equipment 0.13%
Inside Secure SA *	15,470	58

Total France		2,991

Germany 7.09%

Chemicals 1.70%
Symrise GmbH & Co. AG	25,431	775

Industrial Conglomerates 0.95%
Rheinmetall AG	8,830	434

Life Sciences Tools & Services 1.60%
Gerresheimer AG	15,591	734

Machinery 1.11%
Deutz AG *	31,033	158
NORMA Group	15,901	349

		507

Semiconductors & Semiconductor Equipment 0.93%
Dialog Semiconductor plc *	23,535	427

Transportation Infrastructure 0.80%
Hamburger Hafen und
Logistik AG	14,241	364

Total Germany		3,241

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Hong Kong 6.73%

Auto Components 0.88%
Minth Group Ltd.	370,000	$401

Communications Equipment 1.87%
VTech Holdings Ltd.	71,500	854

Construction & Engineering 1.09%
China State Construction International Holdings Ltd.	524,400	498

Hotels, Restaurants & Leisure 1.01%
REXLot Holdings Ltd.	6,475,000	464

Multi-Line Retail 1.44%
Maoye International Holdings Ltd.	2,063,000	379
Parkson Retail Group Ltd.	312,500	279

		658

Specialty Retail 0.44%
Hengdeli Holdings Ltd.	632,000	202

Total Hong Kong		3,077

India 0.84%

Real Estate Management & Development
Housing Development & Infrastructure Ltd. *	242,958	382

Indonesia 0.84%

Consumer Finance
PT Clipan Finance Indonesia Tbk	8,786,400	383

Ireland 0.98%

Beverages
C&C Group plc	103,984	447

Investments	Shares	U.S. $ Fair Value (000)

Italy 1.23%

Textiles, Apparel & Luxury Goods
Safilo Group SpA *	34,132	$202
Salvatore Ferragamo Italia SpA *	17,318	361

Total Italy		563

Japan 22.32%

Auto Components 0.98%
Keihin Corp.	30,200	447

Building Products 0.56%
Aica Kogyo Co., Ltd.	17,000	256

Chemicals 0.67%
ZEON Corp.	40,000	305

Commercial Services & Supplies 1.96%
Park24 Co., Ltd.	60,600	895

Communications Equipment 0.22%
Hitachi Kokusai Electric, Inc.	13,000	102

Containers & Packaging 1.60%
FP Corp.	11,800	732

Diversified Consumer Services 2.01%
Benesse Holdings, Inc.	20,500	918

Food & Staples Retailing 1.47%
Sundrug Co., Ltd.	20,600	671

Food Products 2.49%
Nichirei Corp.	101,000	497
Toyo Suisan Kaisha Ltd.	24,000	640

		1,137

Health Care Equipment & Supplies 1.26%
Hogy Medical Co., Ltd.	12,600	575

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Information Technology Services 1.04%
Obic Co., Ltd.	2,480	$476

Multi-Line Retail 0.97%
Don Quijote Co., Ltd.	12,900	444

Pharmaceuticals 1.06%
Sawai Pharmaceutical Co., Ltd.	2,100	226
Towa Pharmaceutical Co. Ltd.	4,600	258

		484

Real Estate Management & Development 1.42%
Tokyo Tatemono Co., Ltd. *	172,000	649

Software 1.03%
Capcom Co., Ltd.	22,500	471

Specialty Retail 2.88%
Nitori Holdings Co., Ltd.	5,450	515
United Arrows Ltd.	32,100	803

		1,318

Wireless Telecommunication Services 0.70%
Okinawa Cellular Telephone Co.	152	320

Total Japan		10,200

Netherlands 3.08%

Professional Services 1.63%
Brunel International NV	18,771	744

Semiconductors & Semiconductor Equipment 1.45%
ASM International NV	17,440	662

Total Netherlands		1,406

Investments	Shares	U.S. $ Fair Value (000)

Norway 2.61%

Energy Equipment & Services 1.60%
Electromagnetic GeoServices ASA *	190,202	$421
Ocean Rig UDW, Inc. *	22,900	309

		730

Internet Software & Services 1.01%
Opera Software ASA	65,673	465

Total Norway		1,195

Philippines 4.07%

Commercial Banks 2.05%
Rizal Commercial Banking Corp.	369,700	387
Security Bank Corp.	161,590	549

		936

Real Estate Management & Development 2.02%
Filinvest Land, Inc.	13,745,000	419
Megaworld Corp.	9,636,000	505

		924

Total Philippines		1,860

Singapore 1.79%

Commercial Services & Supplies 0.77%
Cape plc	84,810	350

Real Estate Investment Trusts 1.02%
CDL Hospitality Trusts	302,000	467

Total Singapore		817

South Korea 2.63%

Auto Components 1.60%
Mando Corp.	4,918	734

Commercial Banks 1.03%
DGB Financial Group, Inc.	38,430	470

Total South Korea		1,204

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Spain 2.91%

Food Products
Ebro Foods SA	34,358	$591
Viscofan SA	17,243	741

Total Spain		1,332

Sweden 4.31%

Commercial Services & Supplies 2.56%
Intrum Justitia AB	43,365	632
Loomis AB	43,816	540

		1,172

Construction & Engineering 0.53%
NCC AB	13,342	240

Food & Staples Retailing 1.22%
Axfood AB	17,528	558

Total Sweden		1,970

Switzerland 1.03%

Capital Markets 0.29%
EFG International AG *	23,921	133

Household Durables 0.74%
Forbo Holding AG Registered Shares *	590	338

Total Switzerland		471

Taiwan 1.01%

Semiconductors & Semiconductor Equipment
Siliconware Precision
Industries Co. ADR	89,000	462

United Kingdom 19.61%

Airlines 1.61%
easyJet plc	87,997	733

Investments	Shares	U.S. $ Fair Value (000)

Capital Markets 2.71%
3i Group plc	231,732	$717
Jupiter Fund Management plc	154,596	523

		1,240

Chemicals 0.75%
Croda International plc	9,653	343

Construction & Engineering 1.50%
Balfour Beatty plc	147,003	687

Electrical Equipment 0.01%
Ceres Power Holdings plc *	51,000	3

Electronic Equipment, Instruments & Components 1.12%
Electrocomponents plc	158,836	510

Hotels, Restaurants & Leisure 0.44%
Sportingbet plc	420,257	202

Independent Power Producers & Energy Traders 0.85%
APR Energy plc	36,497	389

Industrial Conglomerates 0.36%
Lonrho plc *	1,571,602	165

Insurance 2.86%
Amlin plc	118,202	656
Catlin Group Ltd.	97,294	650

		1,306

Internet & Catalog Retail 1.01%
N Brown Group plc	120,000	460

Media 0.52%
Aegis Group plc	94,492	239

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Metals & Mining 0.63%
New World Resources plc A Shares	57,115	$290

Multi-Line Retail 1.06%
Debenhams plc	356,314	484

Oil, Gas & Consumable Fuels 2.05%
Afren plc *	243,743	396
Dragon Oil plc	57,393	489
Max Petroleum plc *	857,001	52

		937

Professional Services 2.13%
Intertek Group plc	13,089	548
Michael Page International plc	72,685	426

		974

Total United Kingdom		8,962

Total Common Stocks (cost $45,860,811)		44,349

PREFERRED STOCKS 1.86%

Brazil

Gas Utilities 1.05%
Companhia de Gas de Sao Paulo *	22,200	481

Machinery 0.81%
Marcopolo SA	82,294	371

Total Preferred Stocks (cost $926,303)		852

Total Long-Term Investments (cost $46,787,114)		45,201

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.09%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $510,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $508,980; proceeds: $498,344 (cost $498,344)	$498	$498

Total Investments in Securities 99.98% (cost $47,285,458)		45,699

Foreign Cash and Other Assets in Excess of Liabilities 0.02%		9

Net Assets 100.00%		$45,708

ADR	American Depositary Receipt.
*	Non-income producing security.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $47,285,458)	$45,699,348
Foreign cash, at value (cost $162,909)	159,457
Receivables:
Investment securities sold	1,661,100
Interest and dividends	106,711
From advisor (See Note 3)	9,532
Capital shares sold	2,658
Prepaid expenses	6

Total assets	47,638,812

LIABILITIES:
Payables:
Investment securities purchased	1,763,481
Management fee	27,135
Capital shares reacquired	11,669
Directors’ fees	3,988
Fund administration	1,447
Accrued expenses and other liabilities	123,365

Total liabilities	1,931,085

NET ASSETS	$45,707,727

COMPOSITION OF NET ASSETS:
Paid-in capital	$47,177,777
Undistributed net investment income	456,195
Accumulated net realized loss on investments and foreign currency related transactions	(339,578)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,586,667)

Net Assets	$45,707,727

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,940,076
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$7.69

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $71,788)	$778,549
Interest	77

Total investment income	778,626

Expenses:
Management fee	175,448
Shareholder servicing	76,222
Custody	41,123
Professional	24,528
Reports to shareholders	16,508
Fund administration	9,357
Directors’ fees	701
Other	2,772

Gross expenses	346,659
Expense reductions (See Note 7)	(17)
Management fee waived (See Note 3)	(65,925)

Net expenses	280,717

Net investment income	497,909

Net realized and unrealized gain:
Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions	504,517
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,369,963

Net realized and unrealized gain	1,874,480

Net Increase in Net Assets Resulting From Operations	$2,372,389

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$497,909	$517,240
Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions	504,517	3,083,601
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,369,963	(11,729,596)

Net increase (decrease) in net assets resulting from operations	2,372,389	(8,128,755)

Distributions to shareholders from:
Net investment income	—	(477,299)

Capital share transactions (See Note 11):
Proceeds from sales of shares	4,674,228	12,723,271
Reinvestment of distributions	—	477,299
Cost of shares reacquired	(4,255,937)	(14,308,016)

Net increase (decrease) in net assets resulting from capital share transactions	418,291	(1,107,446)

Net increase (decrease) in net assets	2,790,680	(9,713,500)

NET ASSETS:
Beginning of period	$42,917,047	$52,630,547

End of period	$45,707,727	$42,917,047

Undistributed (distributions in excess of) net investment income	$456,195	$(41,714)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$7.30		$8.76	$7.28	$4.99	$10.83	$11.89

Investment operations:

Net investment income(a)	.08		.09	.07	.06	.10	.08

Net realized and unrealized gain (loss)	.31		(1.47)	1.47	2.33	(5.69)	.44

Total from investment operations	.39		(1.38)	1.54	2.39	(5.59)	.52

Distributions to shareholders from:

Net investment income	—		(.08)	(.06)	(.10)	(.05)	(.11)

Net realized gain	—		—	—	—	(.20)	(1.47)

Total distributions	—		(.08)	(.06)	(.10)	(.25)	(1.58)

Net asset value, end of period	$7.69		$7.30	$8.76	$7.28	$4.99	$10.83

Total Return(b)	5.48	%(c)	(15.72)%	21.22%	47.87%	(51.53)%	4.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.15%	1.06%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.15%	1.06%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.51%	1.41%	1.58%	1.53%	1.36%

Net investment income	1.06	%(c)	1.03%	.88%	1.04%	1.31%	.67%

Supplemental Data:

Net assets, end of period (000)	$45,708		$42,917	$52,631	$44,010	$21,594	$33,963

Portfolio turnover rate	57.94	%(c)	99.73%	86.71%	104.65%	123.71%	106.30%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

13

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

14

Notes to Financial Statements (unaudited)(continued)

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,145	$42,204	$—	$44,349
Preferred Stocks	852	—	—	852
Repurchase Agreement	—	498	—	498

Total	$2,997	$42,702	$—	$45,699

*	See Schedule of Investments for fair values in each industry.

As of June 30, 2012, the Fund utilized adjusted valuations of substantially all foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of December 31, 2011, the Fund utilized adjusted valuations of certain foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for certain foreign securities. Accordingly, the valuations of substantially all foreign securities as of June 30, 2012 were categorized as Level 2 inputs. As of June 30, 2012, the total fair value of transfers related to adjusted valuations for substantially all foreign securities from Level 1 to Level 2 during the period was $42,204.

15

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $65,501 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

16

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$477,299

Total distributions paid	$—	$477,299

As of December 31, 2011, the Fund had a capital loss carryforward of $46,708 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$47,784,825

Gross unrealized gain	3,094,401
Gross unrealized loss	(5,179,878)

Net unrealized security loss	$(2,085,477)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$27,855,621	$26,396,084

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

17

Notes to Financial Statements (unaudited)(concluded)

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	597,042	1,515,367
Reinvestment of distributions	—	66,145
Shares reacquired	(532,574)	(1,712,903)

Increase (decrease)	64,468	(131,391)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. International Opportunities Portfolio	SFIO-PORT-3-0612 (08/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Mid Cap Stock Portfolio*

For the six-month period ended June 30, 2012

* formerly Mid Cap Value Portfolio

Lord Abbett Series Fund — Mid Cap Stock Portfolio
(formerly Mid Cap Value Portfolio) Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses
     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,035.30	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$5.82

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	11.63%
Consumer Staples	3.95%
Energy	6.49%
Financials	24.54%
Health Care	12.08%
Industrials	13.10%
Information Technology	9.79%
Materials	8.22%
Telecommunication Services	1.20%
Utilities	4.95%
Short-Term Investment	4.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 96.42%

COMMON STOCKS 96.37%

Aerospace & Defense 1.32%
Esterline Technologies Corp.*	83,800	$5,225

Airlines 0.66%
United Continental Holdings,
Inc.*	106,900	2,601

Beverages 1.17%
Beam, Inc.	66,000	4,124
Dr. Pepper Snapple Group, Inc.	11,400	499

Total		4,623

Capital Markets 3.04%
Affiliated Managers Group, Inc.*	38,700	4,235
Ares Capital Corp.	95,800	1,529
Lazard Ltd. Class A	87,300	2,269
Raymond James Financial, Inc.	116,700	3,996

Total		12,029

Chemicals 3.80%
Ashland, Inc.	107,334	7,439
Chemtura Corp.*	139,800	2,027
Eastman Chemical Co.	53,100	2,675
International Flavors & Fragrances, Inc.	53,000	2,904

Total		15,045

Commercial Banks 7.71%
City National Corp.	90,300	4,387
Comerica, Inc.	153,900	4,726
Commerce Bancshares, Inc.	41,680	1,580
Cullen/Frost Bankers, Inc.	70,500	4,053
Fifth Third Bancorp	222,100	2,976
Hancock Holding Co.	113,300	3,449
M&T Bank Corp.	66,300	5,474

Investments	Shares	Fair Value (000)

Signature Bank*	33,000	$2,012
Zions Bancorporation	97,300	1,890

Total		30,547

Commercial Services & Supplies 0.17%
Republic Services, Inc.	25,800	683

Construction & Engineering 2.76%
Jacobs Engineering Group, Inc.*	136,000	5,149
URS Corp.	165,400	5,769

Total		10,918

Construction Materials 0.51%
Eagle Materials, Inc.	53,700	2,005

Consumer Finance 0.68%
Discover Financial Services	78,000	2,697

Containers & Packaging 1.71%
Ball Corp.	81,900	3,362
Greif, Inc. Class A	49,287	2,021
Rock-Tenn Co. Class A	25,400	1,385

Total		6,768

Diversified Financial Services 1.04%
CIT Group, Inc.*	115,200	4,106

Diversified Telecommunication
Services 1.21%
CenturyLink, Inc.	121,200	4,786

Electric: Utilities 2.60%
Edison International	42,069	1,943
Northeast Utilities	57,688	2,239
NV Energy, Inc.	182,700	3,212
PPL Corp.	105,100	2,923

Total		10,317

Electrical Equipment 0.30%
AMETEK, Inc.	24,200	1,208

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 3.27%
Anixter International, Inc.	93,300	$4,950
Arrow Electronics, Inc.*	98,200	3,222
TE Connectivity Ltd. (Switzerland)(a)	149,800	4,780

Total		12,952

Energy Equipment & Services 4.07%
Ensco plc Class A
(United Kingdom)(a)	86,300	4,053
Halliburton Co.	79,600	2,260
Rowan Cos., plc Class A*	63,800	2,063
Superior Energy Services, Inc.*	114,400	2,314
Tidewater, Inc.	89,943	4,170
Weatherford International Ltd. (Switzerland)*(a)	98,800	1,248

Total		16,108

Food Products 2.80%
Bunge Ltd.	118,000	7,403
Flowers Foods, Inc.	48,900	1,136
H.J. Heinz Co.	47,200	2,567

Total		11,106

Gas Utilities 0.38%
Piedmont Natural Gas Co., Inc.	47,245	1,521

Health Care Providers & Services 5.65%
CIGNA Corp.	131,400	5,782
Community Health Systems, Inc.*	156,700	4,392
DaVita, Inc.*	54,792	5,381
Laboratory Corp. of America Holdings*	21,000	1,945
McKesson Corp.	52,200	4,894

Total		22,394

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 0.65%
Darden Restaurants, Inc.	50,700	$2,567

Household Durables 1.55%
Harman International Industries, Inc.	79,900	3,164
Tupperware Brands Corp.	54,547	2,987

Total		6,151

Industrial Conglomerates 1.00%
Tyco International Ltd. (Switzerland)(a)	75,000	3,964

Information Technology Services 2.08%
Fiserv, Inc.*	113,900	8,226

Insurance 7.90%
ACE Ltd. (Switzerland)(a)	72,800	5,397
Allstate Corp. (The)	34,300	1,204
Brown & Brown, Inc.	78,400	2,138
Everest Re Group Ltd.	64,000	6,623
Lincoln National Corp.	123,700	2,705
Marsh & McLennan Cos., Inc.	144,100	4,644
PartnerRe Ltd.	94,600	7,158
XL Group plc (Ireland)(a)	68,800	1,448

Total		31,317

Life Sciences Tools & Services 1.51%
Agilent Technologies, Inc.	100,600	3,948
Life Technologies Corp.*	45,700	2,056

Total		6,004

Machinery 3.89%
Dover Corp.	72,666	3,896
Eaton Corp.	83,200	3,297
IDEX Corp.	120,500	4,697
Kennametal, Inc.	61,800	2,049
Nordson Corp.	28,600	1,467

Total		15,406

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value (000)

Marine 0.06%
Kirby Corp.*	4,700	$221

Media 5.56%
Discovery Communications, Inc. Class A*	72,900	3,937
Interpublic Group of Cos., Inc. (The)	967,500	10,497
Omnicom Group, Inc.	156,255	7,594

Total		22,028

Metals & Mining 1.05%
Reliance Steel & Aluminum Co.	82,300	4,156

Multi-Line Retail 1.65%
J.C. Penney Co., Inc.	48,200	1,124
Macy’s, Inc.	158,200	5,434

Total		6,558

Multi-Utilities 1.99%
CMS Energy Corp.	220,900	5,191
Xcel Energy, Inc.	94,500	2,685

Total		7,876

Oil, Gas & Consumable Fuels 2.40%
EQT Corp.	25,200	1,351
Kinder Morgan, Inc.	74,723	2,408
Noble Energy, Inc.	11,900	1,009
QEP Resources, Inc.	54,200	1,624
Range Resources Corp.	50,600	3,131

Total		9,523

Paper & Forest Products 1.20%
International Paper Co.	164,100	4,744

Pharmaceuticals 4.97%
Mylan, Inc.*	319,100	6,819
Par Pharmaceutical Cos., Inc.*	90,700	3,278
Warner Chilcott plc Class A (Ireland)*(a)	102,800	1,842

Investments	Shares	Fair Value (000)

Watson Pharmaceuticals, Inc.*	104,700	$7,747

Total		19,686

Professional Services 1.18%
Manpower, Inc.	127,800	4,684

Real Estate Investment Trusts 2.95%
Alexandria Real Estate Equities, Inc.	50,000	3,636
CBL & Associates Properties, Inc.	63,900	1,249
Home Properties, Inc.	15,972	980
Vornado Realty Trust	36,200	3,040
Weyerhaeuser Co.	125,041	2,796

Total		11,701

Real Estate Management &
Development 1.35%
Jones Lang LaSalle, Inc.	75,789	5,333

Road & Rail 1.16%
Kansas City Southern	25,000	1,739
Knight Transportation, Inc.	180,000	2,878

Total		4,617

Semiconductors & Semiconductor
Equipment 3.85%
Analog Devices, Inc.	80,100	3,017
Broadcom Corp. Class A*	131,800	4,455
Lam Research Corp.*	69,200	2,612
Micron Technology, Inc.*	494,600	3,121
Xilinx, Inc.	61,500	2,064

Total		15,269

Software 0.63%
Adobe Systems, Inc.*	77,800	2,518

Specialty Retail 1.27%
Pier 1 Imports, Inc.	305,600	5,021

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 1.00%
Gildan Activewear, Inc. (Canada)(a)	108,000	$2,972
PVH Corp.	12,800	996

Total		3,968

Trading Companies & Distributors 0.67%
WESCO International, Inc.*	46,000	2,647

Total Common Stocks (cost $348,872,173)		381,824

WARRANT 0.05%

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.*(b) (cost $136,626)	90,240	195

Total Long-Term Investments (cost $349,008,799)		382,019

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 4.08%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $16,505,000 of U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $16,471,990; proceeds: $16,146,115 (cost $16,146,102)	$16,146	$16,146

Total Investments in Securities 100.50% (cost $365,154,901)		398,165

Liabilities in Excess of Other Assets (0.50)%		(1,980)

Net Assets 100.00%		$396,185

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $365,154,901)	$398,165,090
Receivables:
Investment securities sold	4,427,172
Interest and dividends	444,850
Capital shares sold	171,424
Prepaid expenses	361

Total assets	403,208,897

LIABILITIES:
Payables:
Investment securities purchased	6,118,142
Management fee	238,227
Directors’ fees	95,385
Capital shares reacquired	54,210
Fund administration	12,705
Accrued expenses and other liabilities	505,540

Total liabilities	7,024,209

NET ASSETS	$396,184,688

COMPOSITION OF NET ASSETS:
Paid-in capital	$535,940,021
Undistributed net investment income	1,181,574
Accumulated net realized loss on investments	(173,947,096)
Net unrealized appreciation on investments	33,010,189

Net Assets	$396,184,688

Outstanding shares (200 million shares of common stock authorized, $.001 par value)	24,120,014
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.43

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $2,070)	$3,712,881
Interest	557

Total investment income	3,713,438

Expenses:
Management fee	1.581,985
Shareholder servicing	679,825
Fund administration	84,372
Reports to shareholders	42,708
Professional	26,947
Custody	11,708
Directors’ fees	6,482
Other	4,788

Gross expenses	2,438,815
Expense reductions (See Note 7)	(153)

Net expenses	2,438,662

Net investment income	1,274,776

Net realized and unrealized gain (loss):
Net realized gain on investments	25,055,927
Net change in unrealized appreciation/depreciation on investments	(10,554,593)

Net realized and unrealized gain	14,501,334

Net Increase in Net Assets Resulting From Operations	$15,776,110

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$1,274,776	$918,907
Net realized gain on investments	25,055,927	47,979,993
Net change in unrealized appreciation/depreciation on investments	(10,554,593)	(65,006,924)

Net increase (decrease) in net assets resulting from operations	15,776,110	(16,108,024)

Distributions to shareholders from:
Net investment income	—	(921,578)

Capital share transactions (See Note 11):
Proceeds from sales of shares	9,049,344	28,054,140
Reinvestment of distributions	—	921,578
Cost of shares reacquired	(42,644,979)	(96,759,853)

Net decrease in net assets resulting from capital share transactions	(33,595,635)	(67,784,135)

Net decrease in net assets	(17,819,525)	(84,813,737)

NET ASSETS:
Beginning of period	$414,004,213	$498,817,950

End of period	$396,184,688	$414,004,213

Undistributed (distributions in excess of) net investment income	$1,181,574	$(93,202)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009		2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$15.86		$16.56	$13.26	$10.51		$18.90	$21.78

Investment operations:

Net investment income(a)	.05		.03	.05	.05		.19	.09

Net realized and unrealized gain (loss)	.52		(.69)	3.31	2.76		(7.68)	.07

Total from investment operations	.57		(.66)	3.36	2.81		(7.49)	.16

Distributions to shareholders from:

Net investment income	—		(.04)	(.06)	(.06)		(.21)	(.10)

Net realized gain	—		—	—	—		(.69)	(2.94)

Total distributions	—		(.04)	(.06)	(.06)		(.90)	(3.04)

Net asset value, end of period	$16.43		$15.86	$16.56	$13.26		$10.51	$18.90

Total Return(b)	3.53	%(c)	(4.01)%	25.43%	26.62%		(39.36)%	.58%

Ratios to Average Net Assets:

Expenses, including expense reductions	.58	%(c)	1.17%	1.21%	1.22%		1.15%	1.12%

Expenses, excluding expense reductions	.58	%(c)	1.17%	1.21%	1.22%		1.15%	1.12%

Net investment income	.30	%(c)	.20%	.38%	.48%		1.21%	.40%

Supplemental Data:

Net assets, end of period (000)	$396,185		$414,004	$498,818	$470,627		$537,364	$1,052,158

Portfolio turnover rate	38.36	%(c)	41.69%	68.22%	112.51	%(d)	30.43%	35.39	%(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemption in-kind transactions.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Mid Cap Stock Portfolio (the “Fund”). Effective May 1, 2012, Mid-Cap Value Portfolio changed its name to Mid Cap Stock Portfolio.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$381,824	$—	$—	$381,824
Warrant	195	—	—	195
Repurchase Agreement	—	16,146	—	16,146

Total	$382,019	$16,146	$—	$398,165

* See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2012, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $653,887 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$921,578

Total distributions paid	$—	$921,578

As of December 31, 2011, the Fund had a capital loss carryforward of $196,021,639 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in the taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$366,604,013

Gross unrealized gain	45,907,904
Gross unrealized loss	(14,346,827)

Net unrealized security gain	$31,561,077

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$157,731,876	$191,329,755

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2012, there were no loans outstanding pursuant to this Facility.

16

Notes to Financial Statements (unaudited)(concluded)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	537,273	1,706,510
Reinvestment of distributions	—	58,737
Shares reacquired	(2,517,530)	(5,779,441)

Decrease	(1,980,257)	(4,014,194)

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio (formerly Mid Cap Value Portfolio)

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASFMCV-3-0612 (08/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Total Return Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,034.90	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.22

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector June 30, 2012

Sector*	%**
Auto	1.01%
Basic Industry	1.31%
Consumer Cyclical	2.01%
Consumer Discretionary	0.64%
Consumer Non-Cyclical	0.01%
Consumer Services	1.49%
Consumer Staples	1.22%
Energy	3.68%
Financial Services	24.27%
Foreign Government	1.62%
Health Care	0.96%
Integrated Oils	0.91%
Materials and Processing	3.19%
Municipal	0.41%
Producer Durables	0.93%
Technology	2.18%
Telecommunications	0.28%
Transportation	0.83%
U.S. Government	44.59%
Utilities	1.21%
Short Term Investment	7.25%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

LONG-TERM INVESTMENTS 115.03%

ASSET-BACKED SECURITIES 11.30%

Automobiles 5.08%
Ally Auto Receivables Trust 2010-4 A3	0.91%		11/17/2014	$61		$60,881
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	12		11,662
Ally Auto Receivables Trust 2011-3 A2	0.362%	#	1/15/2014	20		19,627
Ally Auto Receivables Trust 2011-4 A2	0.65%		3/17/2014	49		48,796
Ally Auto Receivables Trust 2012-1 A2	0.71%		9/15/2014	70		70,098
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	13		13,468
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	21		20,948
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	82		82,326
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	102		102,876
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	60		60,142
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%		12/8/2015	35		35,009
CarMax Auto Owner Trust 2010-2 A3	1.41%		2/16/2015	48		47,901
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	—	(a)	326
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	5		5,030
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	58		58,332
CarMax Auto Owner Trust 2012-1 A2	0.59%		3/16/2015	30		30,020
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	99		98,905
Hyundai Auto Receivables Trust 2010-B A3	0.97%		4/15/2015	82		82,505
Hyundai Auto Receivables Trust 2012-A A2	0.55%		6/16/2014	55		55,017
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%		1/15/2014	27		26,919
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	30		30,012
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	25		25,005
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	35		35,111
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	47		47,297
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	15		15,378
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	15		14,915

4	See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	$15	$15,068
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	60	60,120
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	34	34,008
World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%		10/15/2013	24	24,487

Total					1,232,189

Credit Cards 4.34%
American Express Credit Account Master Trust 2005-7 A	0.312%	#	3/16/2015	190	190,014
American Express Issuance Trust 2005-2 A	0.312%	#	8/15/2013	100	100,000
Bank One Issuance Trust 2003-A4	0.492%	#	1/15/2016	35	35,087
Chase Issuance Trust 2005-A11 A	0.312%	#	12/15/2014	100	100,024
Chase Issuance Trust 2005-A6	0.312%	#	7/15/2014	105	105,004
Chase Issuance Trust 2011-A1	0.432%	#	3/16/2015	100	100,107
Citibank Credit Card Issuance Trust 2002-A10	0.493%	#	12/17/2014	15	15,015
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	100	103,524
Discover Card Master Trust 2009-A2 A	1.542%	#	2/17/2015	100	100,163
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	100	100,000
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	100	101,568

Total					1,050,506

Home Equity 0.10%
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.365%	#	4/25/2037	8	7,502
Option One Mortgage Loan Trust 2005-1 A4	0.645%	#	2/25/2035	19	17,108

Total					24,610

Other 1.78%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.575%	#	6/25/2035	15	14,963
Morgan Stanley Capital, Inc 2006-HE1 A3	0.425%	#	1/25/2036	15	13,959
Nelnet Student Loan Trust 2012-1A A†	1.045%	#	12/27/2039	99	99,317
Saxon Asset Securities Trust 2006-3 A2	0.355%	#	10/25/2046	9	8,386
SLM Student Loan Trust 2008-4 A4	2.116%	#	7/25/2022	100	103,983
SLM Student Loan Trust 2008-5 A4	2.166%	#	7/25/2023	100	104,166

See Notes to Financial Statements.	5

Schedule of Investments (unaudited) (continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
SLM Student Loan Trust 2011-1 A1	0.765%	#	3/25/2026	$86	$86,409

Total					431,183

Total Asset-Backed Securities (cost $2,738,444)					2,738,488

CORPORATE BONDS 41.14%

Aerospace/Defense 0.04%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	10	10,290

Air Transportation 0.03%
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	7	7,190

Apparel 0.10%
PVH Corp.	7.75%		11/15/2023	20	23,305

Auto Parts: Original Equipment 0.44%
BorgWarner, Inc.	8.00%		10/1/2019	34	41,479
Hertz Corp. (The)	7.50%		10/15/2018	35	37,712
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	30	27,525

Total					106,716

Auto Trucks & Parts 0.12%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	24	24,510
Navistar International Corp.	8.25%		11/1/2021	6	5,782

Total					30,292

Automotive 0.54%
Cooper-Standard Automotive, Inc.	8.50%		5/1/2018	13	14,089
Ford Motor Co.	6.625%		10/1/2028	9	10,166
Ford Motor Co.	7.45%		7/16/2031	84	105,630

Total					129,885

Banks: Diversified 3.38%
Bank of America Corp.	5.625%		7/1/2020	20	21,447
Bank of America Corp.	7.625%		6/1/2019	150	176,625
CIT Group, Inc.†	7.00%		5/2/2016	50	50,187
Citigroup, Inc.	5.50%		4/11/2013	50	51,424
Citigroup, Inc.	6.125%		11/21/2017	11	12,201
Citigroup, Inc.	8.50%		5/22/2019	40	49,468
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	16	16,921

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	$114	$130,178
JPMorgan Chase & Co.	4.35%	8/15/2021	137	144,862
JPMorgan Chase & Co.	4.50%	1/24/2022	30	32,380
JPMorgan Chase & Co.	5.375%	10/1/2012	65	65,771
Morgan Stanley	4.75%	3/22/2017	38	37,956
Morgan Stanley	5.50%	7/28/2021	29	28,623

Total				818,043

Banks: Money Center 1.03%
Huntington Bancshares, Inc.	7.00%	12/15/2020	71	83,272
SVB Financial Group	5.375%	9/15/2020	116	125,527
Zions Bancorporation	4.50%	3/27/2017	40	40,259

Total				249,058

Beverages 0.57%
Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	74	75,047
Beam, Inc.	5.875%	1/15/2036	50	57,902
Central American Bottling Corp.†	6.75%	2/9/2022	6	6,360

Total				139,309

Biotechnology Research & Production 0.39%
Amgen, Inc.	5.65%	6/15/2042	45	50,408
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	35	38,850
Laboratory Corp. of America Holdings	5.50%	2/1/2013	5	5,122

Total				94,380

Broadcasting 0.34%
Cox Communications, Inc.	4.625%	6/1/2013	5	5,177
Cox Communications, Inc.	7.125%	10/1/2012	77	78,159

Total				83,336

Brokers 0.37%
Raymond James Financial, Inc.	8.60%	8/15/2019	73	90,018

Building Materials 0.21%
Building Materials Corp. of America†	7.00%	2/15/2020	7	7,578
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	5	5,250
Owens Corning, Inc.	9.00%	6/15/2019	31	38,704

Total				51,532

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services 0.66%
ERAC USA Finance LLC†	5.80%	10/15/2012	$85	$86,051
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	31	31,155
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	25	24,563
Verisk Analytics, Inc.	4.875%	1/15/2019	13	13,937
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,354

Total				159,060

Cable Services 0.55%
Time Warner Cable, Inc.	6.55%	5/1/2037	30	35,692
Time Warner Cable, Inc.	7.30%	7/1/2038	76	97,932

Total				133,624

Chemicals 1.22%
Airgas, Inc.	7.125%	10/1/2018	50	53,961
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	53	63,467
Incitec Pivot Finance LLC†	6.00%	12/10/2019	50	54,906
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	31	32,224
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	7	7,425
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	53	53,198
Westlake Chemical Corp.	6.625%	1/15/2016	14	14,437
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	15	16,086

Total				295,704

Coal 0.19%
Peabody Energy Corp.†	6.00%	11/15/2018	6	6,000
Peabody Energy Corp.	7.875%	11/1/2026	40	41,100

Total				47,100

Communications Services 0.10%
Avaya, Inc.†	7.00%	4/1/2019	25	23,312

Computer Hardware 0.63%
Hewlett-Packard Co.	4.50%	3/1/2013	142	145,180
Maxim Integrated Products, Inc.	3.45%	6/14/2013	2	2,050
Seagate Technology International†	10.00%	5/1/2014	5	5,575

Total				152,805

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software 0.79%
BMC Software, Inc.	7.25%	6/1/2018	$100	$120,580
SunGard Data Systems, Inc.	10.25%	8/15/2015	50	51,625
Symantec Corp.	2.75%	6/15/2017	19	19,107

Total				191,312

Computer Technology 0.12%
EQT Corp.	6.50%	4/1/2018	25	28,455

Consumer Products 0.37%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	39	42,315
Tupperware Brands Corp.	4.75%	6/1/2021	45	46,703

Total				89,018

Containers 0.63%
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	5	5,425
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	50	42,750
Pactiv Corp.	7.95%	12/15/2025	44	35,420
Rock-Tenn Co.†	4.90%	3/1/2022	28	28,901
Rock-Tenn Co.	5.625%	3/15/2013	6	6,157
Sealed Air Corp.†	8.125%	9/15/2019	30	33,600

Total				152,253

Data Product, Equipment & Communications 0.28%
Fidelity National Information Services, Inc.†	5.00%	3/15/2022	25	25,562
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	38	41,895

Total				67,457

Electric: Power 0.66%
Black Hills Corp.	9.00%	5/15/2014	3	3,312
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6	2,961
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	5	5,579
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	15	17,006
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	3	3,000
National Fuel Gas Co.	8.75%	5/1/2019	23	28,862
Nisource Finance Corp.	3.85%	2/15/2023	16	16,019
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	16,538
Oncor Electric Delivery Co. LLC†	4.10%	6/1/2022	12	12,259
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	14	17,038

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	$8	$10,228
PNM Resources, Inc.	9.25%	5/15/2015	4	4,585
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	5	5,397
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	16,387

Total				159,171

Electronics 0.17%
PerkinElmer, Inc.	5.00%	11/15/2021	36	38,712
Thomas & Betts Corp.	5.625%	11/15/2021	3	3,454

Total				42,166

Electronics: Semi-Conductors/Components 0.47%
Agilent Technologies, Inc.	4.45%	9/14/2012	7	7,048
KLA-Tencor Corp.	6.90%	5/1/2018	90	107,630

Total				114,678

Energy Equipment & Services 1.02%
Cameron International Corp.	7.00%	7/15/2038	67	86,014
Chesapeake Energy Corp.	9.50%	2/15/2015	25	27,063
Energy Transfer Partners LP	5.20%	2/1/2022	15	16,094
Energy Transfer Partners LP	5.95%	2/1/2015	30	32,696
NRG Energy, Inc.	7.375%	1/15/2017	81	84,442

Total				246,309

Engineering & Contracting Services 0.01%
Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	3	2,327

Entertainment 0.04%
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	8	8,760

Environmental Services 0.08%
Casella Waste Systems, Inc.	11.00%	7/15/2014	19	20,211

Fertilizers 0.03%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	5	6,274

Financial Services 3.27%
General Electric Capital Corp.	2.00%	9/28/2012	236	236,981
General Electric Capital Corp.	5.40%	9/20/2013	93	97,969
General Electric Capital Corp.	6.75%	3/15/2032	70	86,929

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
General Electric Capital Corp.	6.875%	1/10/2039	$137	$177,359
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	17	17,344
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	17	17,094
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	36	37,800
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	5	5,206
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	83	84,435
TD Ameritrade Holding Corp.	5.60%	12/1/2019	4	4,554
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	20	25,929

Total				791,600

Financial: Miscellaneous 0.97%
Compagnie de Financement Foncier (France)†(b)	1.625%	7/23/2012	100	100,021
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	60	64,006
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	30	31,263
SLM Corp.	8.45%	6/15/2018	35	39,375

Total				234,665

Food 0.54%
Kellogg Co.	4.25%	3/6/2013	15	15,361
Kellogg Co.	5.125%	12/3/2012	61	62,146
Kraft Foods, Inc.	6.00%	2/11/2013	17	17,525
Southern States Cooperative, Inc.†	11.25%	5/15/2015	2	2,110
Tyson Foods, Inc.	6.85%	4/1/2016	5	5,744
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	28	28,944

Total				131,830

Gaming 0.10%
CCM Merger, Inc.†	9.125%	5/1/2019	25	25,344

Health Care Products 0.47%
Biomet, Inc.	11.625%	10/15/2017	35	37,931
Gilead Sciences, Inc.	5.65%	12/1/2041	38	44,465
Hanger, Inc.	7.125%	11/15/2018	25	25,875
HCA, Inc.	8.50%	4/15/2019	5	5,625

Total				113,896

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Services 0.25%
Centene Corp.	5.75%	6/1/2017	$5	$5,050
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	50	53,625
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	2	2,190

Total				60,865

Hospital Management 0.08%
Universal Health Services, Inc.	7.125%	6/30/2016	17	19,040

Household Equipment/Products 0.01%
American Standard Americas†	10.75%	1/15/2016	4	3,490

Household Furnishings 0.03%
Simmons Bedding Co.†	11.25%	7/15/2015	7	7,263

Insurance 1.67%
American International Group, Inc.	3.80%	3/22/2017	65	66,332
American International Group, Inc.	4.875%	9/15/2016	110	116,791
Fidelity National Financial, Inc.	6.60%	5/15/2017	17	18,383
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	25	24,893
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	5	5,041
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	30	30,874
Markel Corp.	7.125%	9/30/2019	53	61,738
Validus Holdings Ltd.	8.875%	1/26/2040	14	15,725
Willis North America, Inc.	5.625%	7/15/2015	25	27,143
Willis North America, Inc.	7.00%	9/29/2019	32	37,137

Total				404,057

Investment Management Companies 0.49%
Lazard Group LLC	7.125%	5/15/2015	69	75,397
Oaktree Capital Management LP†	6.75%	12/2/2019	40	43,044

Total				118,441

Leasing 0.12%
International Lease Finance Corp.	8.25%	12/15/2020	25	28,692

Lodging 0.45%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	36	37,350
Hyatt Hotels Corp.†	6.875%	8/15/2019	60	70,928

Total				108,278

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Agricultural 0.47%
Lorillard Tobacco Co.	8.125%	6/23/2019	$72	$89,481
Lorillard Tobacco Co.	8.125%	5/1/2040	20	24,815

Total				114,296

Machinery: Industrial/Specialty 0.16%
CPM Holdings, Inc.	10.625%	9/1/2014	4	4,260
Cummins, Inc.	7.125%	3/1/2028	25	33,770

Total				38,030

Machinery: Oil Well Equipment & Services 0.26%
National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,650
Pride International, Inc.	8.50%	6/15/2019	15	19,399

Total				62,049

Manufacturing 0.53%
Hillenbrand, Inc.	5.50%	7/15/2020	103	114,003
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	14	14,070

Total				128,073

Materials & Commodities 0.20%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	45	49,050

Media 1.27%
NBCUniversal Media LLC	6.40%	4/30/2040	124	152,032
News America, Inc.	6.90%	8/15/2039	15	17,983
Time Warner, Inc.	7.625%	4/15/2031	72	93,255
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	40	44,000

Total				307,270

Metal Fabricating 0.25%
Timken Co.	6.00%	9/15/2014	8	8,685
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	53	53,098

Total				61,783

Metals & Minerals: Miscellaneous 0.98%
AngloGold Ashanti Holdings plc
(United Kingdom)(b)	6.50%	4/15/2040	63	61,552
Compass Minerals International, Inc.	8.00%	6/1/2019	45	48,431
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	10	10,500

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous (continued)
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	$85	$116,376

Total				236,859

Natural Gas 0.45%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	27	34,217
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,213
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,207
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	68,281

Total				108,918

Oil 2.03%
Antero Resources Finance Corp.	7.25%	8/1/2019	35	36,400
Atwood Oceanics, Inc.	6.50%	2/1/2020	40	42,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	20	20,100
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	70	85,916
Chaparral Energy, Inc.†	7.625%	11/15/2022	13	13,325
Continental Resources, Inc.	8.25%	10/1/2019	52	58,370
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	1	1,265
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	35	35,525
HollyFrontier Corp.	9.875%	6/15/2017	40	44,200
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	8	8,250
Petro-Canada (Canada)(b)	4.00%	7/15/2013	25	25,771
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,190
SEACOR Holdings, Inc.	7.375%	10/1/2019	15	16,291
SM Energy Co.†	6.50%	1/1/2023	10	10,088
Valero Energy Corp.	9.375%	3/15/2019	10	13,159
Valero Energy Corp.	10.50%	3/15/2039	29	43,493
WPX Energy, Inc.	5.25%	1/15/2017	35	35,613

Total				491,956

Oil: Crude Producers 0.61%
Enogex LLC†	6.875%	7/15/2014	13	13,999
Enterprise Products Operating LLC	7.55%	4/15/2038	56	72,157
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	22	22,990
NuStar Logistics LP	6.05%	3/15/2013	10	10,284
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	26,438

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)
Southeast Supply Header LLC†	4.85%	8/15/2014	$2	$2,106

Total				147,974

Oil: Integrated Domestic 0.55%
Buckeye Partners LP	6.05%	1/15/2018	37	40,258
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	21	21,205
Newfield Exploration Co.	5.625%	7/1/2024	15	15,356
Occidental Petroleum Corp.	9.25%	8/1/2019	2	2,737
Questar Gas Co.	7.20%	4/1/2038	3	4,246
Rowan Cos., Inc.	7.875%	8/1/2019	42	50,772

Total				134,574

Oil: Integrated International 0.58%
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	4	4,331
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	2	2,399
Petrohawk Energy Corp.	7.875%	6/1/2015	2	2,081
Petrohawk Energy Corp.	10.50%	8/1/2014	70	77,592
Transocean, Inc.	6.375%	12/15/2021	5	5,729
Weatherford International Ltd.	4.95%	10/15/2013	11	11,511
Weatherford International Ltd.	9.875%	3/1/2039	25	36,502

Total				140,145

Paper & Forest Products 1.03%
Clearwater Paper Corp.	7.125%	11/1/2018	25	26,500
Clearwater Paper Corp.	10.625%	6/15/2016	3	3,345
Georgia-Pacific LLC	8.875%	5/15/2031	92	130,046
International Paper Co.	9.375%	5/15/2019	25	33,607
Plum Creek Timberlands LP	4.70%	3/15/2021	14	14,572
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	30	30,450
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	10	10,525

Total				249,045

Plastics 0.11%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	25	25,937

Pollution Control 0.22%
Clean Harbors, Inc.	7.625%	8/15/2016	14	14,683
Waste Management, Inc.	6.375%	11/15/2012	37	37,728

Total				52,411

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Printing 0.02%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	$16	$6,180

Real Estate Investment Trusts 1.76%
American Tower Corp.	4.70%	3/15/2022	0	10,286
DDR Corp.	5.375%	10/15/2012	30	30,036
DDR Corp.	5.50%	5/1/2015	25	26,387
Entertainment Properties Trust	7.75%	7/15/2020	9	9,940
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,150
Federal Realty Investment Trust	5.90%	4/1/2020	104	119,005
HCP, Inc.	6.00%	1/30/2017	42	47,102
Health Care REIT, Inc.	5.25%	1/15/2022	11	11,690
Kilroy Realty LP	6.625%	6/1/2020	25	28,527
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	25	25,188
Reckson Operating Partnership LP	5.875%	8/15/2014	15	15,705
Rouse Co. LP (The)	6.75%	11/9/2015	40	42,000
UDR, Inc.	6.05%	6/1/2013	15	15,520
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,771
Weyerhaeuser Co.	7.375%	10/1/2019	30	35,509

Total				425,816

Restaurants 0.35%
Darden Restaurants, Inc.	5.625%	10/15/2012	27	27,337
OSI Restaurant Partners LLC	10.00%	6/15/2015	40	41,251
Yum! Brands, Inc.	7.70%	7/1/2012	16	16,000

Total				84,588

Retail 0.68%
DineEquity, Inc.	9.50%	10/30/2018	10	11,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	54	58,108
QVC, Inc.†	7.375%	10/15/2020	80	88,665
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	5	5,312
Wendy’s Co. (The)	10.00%	7/15/2016	2	2,158

Total				165,243

Retail: Specialty 0.37%
Rite Aid Corp.	10.25%	10/15/2019	25	28,250
Sally Holdings LLC/Sally Capital, Inc.	6.875%	11/15/2019	56	61,180

Total				89,430

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Savings & Loan 0.44%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	$96	$108,055

Services 0.24%
Iron Mountain, Inc.	6.625%	1/1/2016	57	57,256

Steel 0.97%
Allegheny Ludlum Corp.	6.95%	12/15/2025	25	29,825
Allegheny Technologies, Inc.	9.375%	6/1/2019	80	101,937
Valmont Industries, Inc.	6.625%	4/20/2020	88	103,423

Total				235,185

Technology 0.10%
Viasystems Group, Inc.†	7.875%	5/1/2019	25	25,062

Telecommunications 0.35%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	12	13,065
Frontier Communications Corp.	9.25%	7/1/2021	29	31,320
GeoEye, Inc.	9.625%	10/1/2015	2	2,105
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	25	27,750
NII Capital Corp.	7.625%	4/1/2021	13	11,212

Total				85,452

Tobacco 0.40%
Altria Group, Inc.	8.50%	11/10/2013	8	8,791
Altria Group, Inc.	9.95%	11/10/2038	56	89,319

Total				98,110

Transportation: Miscellaneous 0.89%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	40	39,862
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	45	47,064
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	43	47,515
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	25	27,938
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	3	2,115
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	46	50,461

Total				214,955

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities 0.50%
Public Service Co. of New Mexico	7.95%	5/15/2018	$79	$94,716
Williams Cos., Inc. (The)	8.75%	3/15/2032	20	27,214

Total				121,930

Utilities: Electrical 0.34%
Calpine Corp.†	7.50%	2/15/2021	60	65,100
Otter Tail Corp.	9.00%	12/15/2016	15	16,350

Total				81,450

Total Corporate Bonds (cost $9,748,705)				9,967,893

FOREIGN GOVERNMENT OBLIGATIONS 2.01%

Bermuda 0.47%
Bermuda Government†	5.603%	7/20/2020	100	114,588

Brazil 0.26%
Federal Republic of Brazil(b)	8.25%	1/20/2034	40	63,000

Mexico 0.36%
United Mexican States(b)	4.75%	3/8/2044	80	86,400

Panama 0.36%
Republic of Panama(b)	6.70%	1/26/2036	64	86,720

Peru 0.38%
Republic of Peru(b)	6.55%	3/14/2037	67	91,522

Romania 0.08%
Republic of Romania†(b)	6.75%	2/7/2022	20	20,925

Venezuela 0.10%
Republic of Venezuela(b)	9.375%	1/13/2034	31	24,025

Total Foreign Government Obligations (cost $469,260)				487,180

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.59%
Federal Home Loan Bank	1.00%	6/21/2017	80	80,155
Federal Home Loan Mortgage Corp.	1.00%	6/29/2017	85	85,310
Federal Home Loan Mortgage Corp.	1.75%	5/30/2019	140	143,428
Federal National Mortgage Assoc.	1.125%	4/27/2017	75	75,793

Total Government Sponsored Enterprises Bonds (cost $381,043)				384,686

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.43%
Federal Home Loan Mortgage Corp.(c)	3.00%	TBA	$ 370	$386,939
Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	2,300	2,413,563
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	1,700	1,804,391
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	141	151,963
Federal Home Loan Mortgage Corp.	5.50%	9/1/2035	212	231,708
Federal National Mortgage Assoc.(c)	3.00%	TBA	450	461,602
Federal National Mortgage Assoc.(c)	4.50%	TBA	25	26,801
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	620	680,722
Federal National Mortgage Assoc.(c)	5.50%	TBA	400	436,375
Federal National Mortgage Assoc.	6.00%	11/1/2036	47	51,532

Total Government Sponsored Enterprises Pass-Throughs (cost $6,556,259)				6,645,596

MUNICIPAL BONDS 0.50%

Education 0.02%
Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	5	6,141

Other Revenue 0.17%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	25	29,671
Metro Govt of Nashville & Davidson Cnty TN
Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	10	11,500

Total				41,171

Transportation 0.24%
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	25	28,616
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	25	29,680

Total				58,296

Utilities 0.07%
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	10	10,587
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	5	5,807

Total				16,394

Total Municipal Bonds (cost $114,723)				122,002

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.77%
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	$ 50	$55,900
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.876%	#	9/11/2038	20	20,628
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.394%	#	7/15/2044	20	22,317
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	20	20,507
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.008%	#	6/15/2038	50	56,890
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	130	144,838
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	35	34,657
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	9	8,523
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	23	24,059
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	50	49,586
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	5	5,168
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	14	14,251
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.071%	#	7/10/2038	20	20,955
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	5	5,457
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	4	4,127
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	25	25,512
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	30	34,257
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	100	107,369
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	1	1,380
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	14	14,061
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	22	24,433
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AJ	5.502%		6/12/2047	30	22,009

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.994%	#	6/15/2049	$ 16		$15,905
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.009%	#	6/15/2049	40		44,070
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.009%	#	6/15/2049	15		13,611
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	40		40,490
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%		2/15/2040	10		11,209
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.491%	#	11/12/2037	65		64,742
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	22		22,734
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	1		1,371
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%		8/12/2043	30		31,320
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	—	(a)	891
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%		12/12/2049	65		72,336
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%	#	5/10/2045	35		27,808
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	20		20,554
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.417%	#	7/15/2042	15		13,918
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	10		9,530
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	40		40,210
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	7		7,724

Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,141,607)						1,155,307

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

U.S. TREASURY OBLIGATIONS 26.29%
U.S. Treasury Bond	3.125%	2/15/2042	$404	$433,984
U.S. Treasury Note	0.50%	10/15/2014	2,617	2,626,610
U.S. Treasury Note	0.625%	5/31/2017	993	988,578
U.S. Treasury Note	0.625%	12/31/2012	1,670	1,673,915
U.S. Treasury Note	0.75%	6/30/2017	35	35,041
U.S. Treasury Note	1.00%	3/31/2017	538	545,481
U.S. Treasury Note	1.75%	5/15/2022	67	67,555

Total U.S. Treasury Obligations (cost $6,364,669)				6,371,164

Total Long-Term Investments (cost $27,514,710)				27,872,316

SHORT-TERM INVESTMENT 8.99%

Repurchase Agreement
Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $2,225,000 of Federal Home Loan Bank at 0.22% due 8/8/2013; value: $2,225,000; proceeds: $2,179,329 (cost $2,179,328)			2,179	2,179,328

Total Investments in Securities 124.02% (cost $29,694,038)				30,051,644

Liabilities in Excess of Cash and Other Assets (24.02%)				(5,821,213)

Net Assets 100.00%				$24,230,431

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

22	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $29,694,038)	$30,051,644
Cash	29,339
Receivables:
Investment securities sold	669,974
Interest	193,873
Capital shares sold	66,394
From advisor (See Note 3)	10,107

Total assets	31,021,331

LIABILITIES:
Payables:
Investment securities purchased	6,725,025
Management fee	8,402
Fund administration	747
Directors’ fees	242
Capital shares reacquired	10
Accrued expenses and other liabilities	56,474

Total liabilities	6,790,900

NET ASSETS	$24,230,431

COMPOSITION OF NET ASSETS:
Paid-in capital	$23,472,803
Undistributed net investment income	184,776
Accumulated net realized gain on investments	215,246
Net unrealized appreciation on investments	357,606

Net Assets	$24,230,431

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,457,652
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.62

See Notes to Financial Statements.	23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Interest	$241,377

Total investment income	241,377

Expenses:
Management fee	39,992
Shareholder servicing	32,602
Professional	20,783
Reports to shareholders	8,476
Custody	5,736
Fund administration	3,555
Directors’ fees	214
Other	38

Gross expenses	111,396
Expense reductions (See Note 7)	(6)
Management fee waived and expenses reimbursed (See Note 3)	(54,512)

Net expenses	56,878

Net investment income	184,499

Net realized and unrealized gain:
Net realized gain on investments	206,186
Net change in unrealized appreciation/depreciation on investments	221,076

Net realized and unrealized gain	427,262

Net Increase in Net Assets Resulting From Operations	$611,761

24	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$184,499	$167,071
Net realized gain on investments	206,186	269,485
Net change in unrealized appreciation/depreciation on investments	221,076	140,065

Net increase in net assets resulting from operations	611,761	576,621

Distributions to shareholders from:
Net investment income	—	(249,759)
Net realized gain	—	(167,749)

Total distributions to shareholders	—	(417,508)

Capital share transactions (See Note 10):
Proceeds from sales of shares	10,924,910	11,339,394
Reinvestment of distributions	—	417,508
Cost of shares reacquired	(184,413)	(1,294,484)

Net increase in net assets resulting from capital share transactions	10,740,497	10,462,418

Net increase in net assets	11,352,258	10,621,531

NET ASSETS:
Beginning of period	$12,878,173	$2,256,642

End of period	$24,230,431	$12,878,173

Undistributed net investment income	$184,776	$277

See Notes to Financial Statements.	25

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31/2011	4/16/2010(a) to 12/31/2010
Per Share Operating Performance

Net asset value, beginning of period	$16.06		$15.28	$15.00

Investment operations:

Net investment income(b)				.01

Net realized and unrealized gain				.06

Total from investment operations				.07

Net asset value on SEC Effective Date, 5/1/2010				$15.07

Investment operations:

Net investment income(b)	.17		.40	.29

Net realized and unrealized gain	.39		.95	.44

Total from investment operations	.56		1.35	.73

Distributions to shareholders from:

Net investment income	—		(.34)	(.26)

Net realized gain	—		(.23)	(.26)

Total distributions	—		(.57)	(.52)

Net asset value, end of period	$16.62		$16.06	$15.28

Total Return(c)				5.39	%(d)(e)

Total Return(c)	3.49	%(d)	8.77%	4.90	%(d)(f)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.64%	.64	%(g)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.64%	.64	%(g)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.95%	6.98	%(g)

Net investment income	1.03	%(d)	2.48%	2.71	%(g)

Supplemental Data:

Net assets, end of period (000)	$24,230		$12,878	$2,257

Portfolio turnover rate	295.24	%(d)	645.34%	440.61%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

26	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine

27

Notes to Financial Statements (unaudited)(continued)

fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 and fiscal year ended December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and TBA sale commitment on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

28

Notes to Financial Statements (unaudited)(continued)

(h)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)

Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

29

Notes to Financial Statements (unaudited)(continued)

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Back Securities	$—	$2,738,488	$—	$2,738,488
Corporate Bonds	—	9,967,893	—	9,967,893
Foreign Government Obligations	—	487,180	—	487,180
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	384,686	—	384,686
Government Sponsored Enterprises Pass-Throughs	—	6,645,596	—	6,645,596
Municipal Bonds		122,002		122,002
Non-Agency Commercial Mortgage- Backed Securities		1,155,307		1,155,307
U.S. Treasury Obligations		6,371,164		6,371,164
Repurchase Agreement	—	2,179,328	—	2,179,328

Total	$—	$30,051,644	$—	$30,051,644

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses do not exceed an annual rate of .64%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund incurred expenses of $31,105 for such services

30

Notes to Financial Statements (unaudited)(continued)

arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$—	$414,343
Net long-term-capital gains	—	3,165

Total distributions paid	$—	$417,508

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$29,733,585

Gross unrealized gain	341,268
Gross unrealized loss	(23,209)

Net unrealized security gain	$318,059

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

$60,456,241	$13,125,059	$54,156,285	$5,856,640

*	Includes U.S. Government sponsored enterprises securities.

31

Notes to Financial Statements (unaudited)(continued)

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield (also known as “junk” bonds) bonds in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and

32

Notes to Financial Statements (unaudited)(concluded)

the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, if the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect the Fund’s performance.

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	666,998	706,274
Reinvestment of distributions	—	26,143
Shares reacquired	(11,226)	(78,196)

Increase	655,772	654,221

33

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

34

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFTR-PORT-3-0612 (08/12)
LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Value Opportunities

Portfolio

For the six-month period ended June 30, 2012

Lord Abbett Series Fund — Value Opportunities Portfolio
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Series Fund — Value Opportunities Portfolio for the six-month period ended June 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

          The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses
          The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
          The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class VC
Actual	$1,000.00	$1,014.30	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Consumer Discretionary	11.34%
Consumer Staples	5.78%
Energy	4.76%
Financials	20.76%
Health Care	9.91%
Industrials	15.53%
Information Technology	16.35%
Materials	9.05%
Utilities	6.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
June 30, 2012

Investments	Shares	Fair Value

COMMON STOCKS 107.95%

Aerospace & Defense 0.81%
Hexcel Corp.*	66	$1,702

Air Freight & Logistics 1.41%
Atlas Air Worldwide
Holdings, Inc.*	68	2,959

Airlines 0.66%
Spirit Airlines, Inc.*	71	1,382

Beverages 3.37%
Beam, Inc.	71	4,437
Constellation Brands, Inc.
Class A*	97	2,625

Total		7,062

Building Products 1.25%
Fortune Brands Home &
Security, Inc.*	98	2,182
Universal Forest Products, Inc.	11	429

Total		2,611

Capital Markets 1.41%
Raymond James Financial, Inc.	86	2,945

Chemicals 4.90%
Albemarle Corp.	43	2,565
Celanese Corp. Series A	57	1,973
Chemtura Corp.*	139	2,016
Eastman Chemical Co.	58	2,921
Georgia Gulf Corp.	30	770

Total		10,245

Commercial Banks 11.94%
BOK Financial Corp.	57	3,317
City National Corp.	29	1,409
Comerica, Inc.	153	4,699
Commerce Bancshares, Inc.	59	2,236
Cullen/Frost Bankers, Inc.	35	2,012
East West Bancorp, Inc.	94	2,205

Investments	Shares	Fair Value

Hancock Holding Co.	65	$1,979
Signature Bank*	45	2,744
Wintrust Financial Corp.	69	2,449
Zions Bancorporation	100	1,942

Total		24,992

Commercial Services & Supplies 2.81%
Tetra Tech, Inc.*	157	4,095
Waste Connections, Inc.	60	1,795

Total		5,890

Computers & Peripherals 0.78%
Synaptics, Inc.*	57	1,632

Construction & Engineering 2.84%
Chicago Bridge & Iron Co. NV
(Netherlands)(a)	74	2,809
Jacobs Engineering Group, Inc.*	83	3,142

Total		5,951

Containers & Packaging 1.46%
Rock-Tenn Co. Class A	56	3,055

Electric: Utilities 3.12%
Cleco Corp.	28	1,171
ITC Holdings Corp.	32	2,205
NV Energy, Inc.	179	3,147

Total		6,523

Electrical Equipment 0.84%
EnerSys*	50	1,753

Electronic Equipment, Instruments &
Components 3.25%
Amphenol Corp. Class A	45	2,471
Jabil Circuit, Inc.	119	2,419
ScanSource, Inc.*	62	1,900

Total		6,790

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
June 30, 2012

Investments	Shares	Fair Value

Energy Equipment & Services 2.61%
GulfMark Offshore, Inc. Class A*	60	$2,043
Helix Energy Solutions Group, Inc.*	80	1,313
Key Energy Services, Inc.*	34	258
Superior Energy Services, Inc.*	91	1,841

Total		5,455

Food & Staples Retailing 0.74%
Harris Teeter Supermarkets, Inc.	38	1,558

Food Products 2.12%
Bunge Ltd.	42	2,635
Ralcorp Holdings, Inc.*	27	1,802

Total		4,437

Health Care Equipment & Supplies 0.60%
CareFusion Corp.*	49	1,258

Health Care Providers & Services 5.09%
Community Health Systems, Inc.*	66	1,850
DaVita, Inc.*	36	3,536
Hanger Inc.*	38	974
Laboratory Corp. of America Holdings*	13	1,204
MEDNAX, Inc.*	45	3,084

Total		10,648

Hotels, Restaurants & Leisure 3.26%
Darden Restaurants, Inc.	44	2,228
Hyatt Hotels Corp. Class A*	55	2,044
Penn National Gaming, Inc.*	29	1,293
Red Robin Gourmet Burgers, Inc.*	41	1,251

Total		6,816

Household Durables 2.21%
Jarden Corp.	60	2,521
Mohawk Industries, Inc.*	30	2,095

Total		4,616

Investments	Shares	Fair Value

Information Technology Services 10.52%
Alliance Data Systems Corp.*	27	$3,645
Amdocs Ltd.*	131	3,893
Fiserv, Inc.*	45	3,250
FleetCor Technologies, Inc.*	66	2,313
Global Payments, Inc.	83	3,588
Lender Processing Services, Inc.	117	2,958
Sapient Corp.	236	2,376

Total		22,023

Insurance 6.75%
Alterra Capital Holdings Ltd.	107	2,498
Arch Capital Group Ltd.*	108	4,287
Brown & Brown, Inc.	94	2,563
PartnerRe Ltd.	28	2,119
RenaissanceRe Holdings Ltd.	35	2,660

Total		14,127

Life Sciences Tools & Services 2.15%
PerkinElmer, Inc.	174	4,489

Machinery 2.18%
ESCO Technologies, Inc.	65	2,369
Timken Co. (The)	48	2,198

Total		4,567

Media 2.39%
Interpublic Group of Cos., Inc. (The)	460	4,991

Metals & Mining 3.41%
Allegheny Technologies, Inc.	44	1,403
Carpenter Technology Corp.	46	2,201
Reliance Steel & Aluminum Co.	70	3,535

Total		7,139

Multi-Utilities 2.82%
CMS Energy Corp.	132	3,102
Wisconsin Energy Corp.	71	2,809

Total		5,911

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
June 30, 2012

Investments	Shares	Fair Value

Oil, Gas & Consumable Fuels 2.54%
EQT Corp.	47	$2,521
Range Resources Corp.	45	2,784

Total		5,305

Pharmaceuticals 2.86%
Watson Pharmaceuticals, Inc.*	81	5,993

Real Estate Investment Trusts 2.31%
American Campus
Communities, Inc.	54	2,429
Digital Realty Trust, Inc.	31	2,327
Liberty Property Trust	2	74

Total		4,830

Road & Rail 2.70%
Genesee & Wyoming, Inc.
Class A*	31	1,638
Kansas City Southern	19	1,322
Werner Enterprises, Inc.	113	2,699

Total		5,659

Semiconductors & Semiconductor Equipment 1.33%
Lam Research Corp.*	74	2,793

Software 1.76%
Nuance Communications, Inc.*	155	3,692

Specialty Retail 2.37%
Cabela’s, Inc.*	15	567
Express, Inc.*	122	2,217
Men’s Wearhouse, Inc. (The)	56	1,576
Penske Automotive Group, Inc.	28	594

Total		4,954

Textiles, Apparel & Luxury Goods 2.03%
Gildan Activewear, Inc. (Canada)(a)	61	1,679
PVH Corp.	33	2,567

Total		4,246

Investments	Shares	Fair Value

Trading Companies & Distributors 1.25%
TAL International Group, Inc.	78	$2,612

Water Utilities 1.10%
Aqua America, Inc.	92	2,296

Total Investments in Common Stocks 107.95% (cost $213,187)		225,907

Liabilities in Excess of Cash and Other Assets (7.95)%		(16,631)

Net Assets 100%		$209,276

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investments in securities, at fair value (cost $213,187)	$225,907
Cash	12,462
Receivables:
Investment securities sold	4,968
From advisor (See Note 3)	4,519
Dividends	85

Total assets	247,941

LIABILITIES:
Payables:
Investment securities purchased	6,246
Management fee	124
Directors’ fees	8
Fund administration	7
Accrued expenses and other liabilities	32,280

Total liabilities	38,665

NET ASSETS	$209,276

COMPOSITION OF NET ASSETS:
Paid-in capital	$200,511
Undistributed net investment income	57
Accumulated net realized loss on investments	(4,012)
Net unrealized appreciation on investments	12,720

Net Assets	$209,276

Outstanding shares (50 million shares of common stock authorized, $.001 par value)	13,411
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.60

See Notes to Financial Statements.	7

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $2)	$1,254

Total investment income	1,254

Expenses:
Professional	18,422
Custody	4,885
Reports to shareholders	4,880
Management fee	811
Fund administration	43
Shareholder servicing	10
Directors’ fees	3
Other	2

Gross expenses	29,056
Management fee waived and expenses reimbursed (See Note 3)	(27,867)

Net expenses	1,189

Net investment income	65

Net realized and unrealized gain:
Net realized gain on investments	2,746
Net change in unrealized appreciation/depreciation on investments	238

Net realized and unrealized gain	2,984

Net Increase in Net Assets Resulting From Operations	$3,049

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 30, 2011
Operations:
Net investment income	$65	$65
Net realized gain on investments	2,746	1,604
Net change in unrealized appreciation/depreciation on investments	238	(11,439)

Net increase (decrease) in net assets resulting from operations	3,049	(9,770)

Capital share transactions (See Note 10):
Proceeds from sales of shares	—	—
Cost of shares reacquired	—	—

Net increase in net assets resulting from capital share transactions	—	—

Net increase (decrease) in net assets	3,049	(9,770)

NET ASSETS:
Beginning of period	$206,227	$215,997

End of period	$209,276	$206,227

Undistributed net investment income (accumulated net investment loss)	$57	$(8)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31/2011	4/23/2010(a) to 12/31/2010
Per Share Operating Performance

Net asset value, beginning of period	$15.38		$16.11	$15.00

Investment operations:

Net investment income(b)				—	(c)

Net realized and unrealized loss				(.37)

Total from investment operations				(.37)

Net asset value, on SEC Effective Date, 5/1/2010				$14.63

Investment operations:

Net investment income(b)	—	(c)	— (c)	.09

Net realized and unrealized gain (loss)	.22		(.73)	1.48

Total from investment operations	.22		(.73)	1.57

Distributions to shareholders from:

Net investment income	—		—	(.09)

Net asset value, end of period	$15.60		$15.38	$16.11

Total Return(d)				7.94	%(e)(f)

Total Return(d)	1.43	%(e)	(4.47)%	10.67	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10	%(h)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10	%(h)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	13.37	%(e)	30.03%	44.39	%(h)

Net investment income	.03	%(e)	.03%	.94	%(h)

Supplemental Data:

Net assets, end of period (000)	$209		$206	$216

Portfolio turnover rate	35.00	%(e)	66.18%	49.29%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Value Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 and fiscal year ended December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

12

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$225,907	$—	$—	$225,907

Total	$225,907	$—	$—	$225,907

* See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

13

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2012 and continuing through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2012, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of December 31, 2011, the Fund had a capital loss carryforward of $5,425 set to expire in 2018.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$213,772

Gross unrealized gain	21,173
Gross unrealized loss	(9,038)

Net unrealized security gain	$12,135

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$80,494	$88,069

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

15

Notes to Financial Statements (unaudited)(concluded)

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Shares sold	—	—
Shares reacquired	—	—

Increase	—	—

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFVALOPP-PORT-3-0612 (08/12)
Value Opportunities Portfolio

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 13, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 13, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 13, 2012